UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04323

Natixis Funds Trust I

(Exact name of Registrant as specified in charter)

888 Boylston Street, Suite 800 Boston, Massachusetts	02199-8197
(Address of principal executive offices)	(Zip code)

Natalie Wagner, Esq.

Natixis Distribution, LLC

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: September 30

Date of reporting period: March 31, 2022

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Semiannual Report

March 31, 2022

Loomis Sayles Core Plus Bond Fund

Loomis Sayles Credit Income Fund

Loomis Sayles Global Allocation Fund

Loomis Sayles Growth Fund

Loomis Sayles Intermediate Duration Bond Fund

Loomis Sayles Limited Term Government and Agency Fund

LOOMIS SAYLES CORE PLUS BOND FUND

Managers	Symbols

Peter W. Palfrey, CFA®	Class A NEFRX

Richard G. Raczkowski	Class C NECRX

Ian Anderson	Class N NERNX

Barath W. Sankaran, CFA®	Class Y NERYX

Loomis, Sayles & Company, L.P.

Investment Goal

The Fund seeks high total investment return through a combination of current income and capital appreciation.

Average Annual Total Returns — March 31, 20223

					Life of Class N	Expense Ratios[4]
	6 Months	1 Year	5 Years	10 Years		Gross	Net

Class Y
NAV	-5.65%	-3.76%	2.89%	3.40%	—	0.46%	0.46%

Class A
NAV	-5.75	-4.03	2.64	3.14	—	0.71	0.71
With 4.25% Maximum Sales Charge	-9.74	-8.12	1.75	2.70	—

Class C
NAV	-6.18	-4.77	1.85	2.54	—	1.46	1.46
With CDSC[1]	-7.11	-5.71	1.85	2.54	—

Class N (Inception 2/1/13)
NAV	-5.60	-3.66	2.99	—	2.86	0.38	0.38

Comparative Performance
Bloomberg U.S. Aggregate Bond Index[2]	-5.92	-4.15	2.14	2.24	2.10

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. Performance for other share classes will be greater or less than shown based on differences and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

2

The Bloomberg U.S. Aggregate Bond Index is a broad-based index that covers the U.S. dollar-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, government-related, corporate, mortgage-backed securities, asset-backed securities, and collateralized mortgage-backed securities sectors.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/23. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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LOOMIS SAYLES CREDIT INCOME FUND

Managers	Symbols

Matthew J. Eagan, CFA®	Class A LOCAX

Brian P. Kennedy	Class C LOCCX

Elaine M. Stokes	Class N LOCNX

Class Y LOCYX

Loomis, Sayles & Company, L.P.

Investment Goal

The Fund seeks high current income with a secondary objective of capital growth.

Average Annual Total Returns — March 31, 20223

				Expense Ratios[4]

	6 Months	1 Year	Life of Fund	Gross	Net

Class Y (Inception 9/29/20)
NAV	-6.03%	-3.05%	-0.85%	4.54%	0.57%

Class A (Inception 9/29/20)
NAV	-6.24	-3.38	-1.08	4.79	0.82
With 4.25% Maximum Sales Charge	-10.20	-7.53	-3.88

Class C (Inception 9/29/20)
NAV	-6.59	-4.11	-1.89	5.60	1.57
With CDSC[1]	-7.51	-5.05	-1.89

Class N (Inception 9/29/20)
NAV	-6.10	-2.99	-0.80	1.16	0.52

Comparative Performance
Bloomberg U.S. Credit Index[2]	-7.21	-4.16	-6.05

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

2

The Bloomberg U.S. Credit Index measures the investment grade, U.S. dollar-denominated, fixed-rate, taxable corporate and government-related bond markets. It is composed of the U.S. Corporate Index and a non-corporate component that includes non-U.S. agencies, sovereigns, supranationals and local authorities. The U.S. Credit Index was called the U.S. Corporate Index until July 2000, when it was renamed to reflect its inclusion of both corporate and non-corporate issuers. The U.S. Credit Index is a subset of the U.S. Government/Credit Index and U.S. Aggregate Index.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/23. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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LOOMIS SAYLES GLOBAL ALLOCATION FUND

Managers	Symbols

Matthew J. Eagan, CFA®	Class A LGMAX

Eileen N. Riley, CFA®	Class C LGMCX

David W. Rolley, CFA®	Class N LGMNX

Lee M. Rosenbaum	Class Y LSWWX

Loomis, Sayles & Company, L.P.

Investment Goal

The Fund seeks high total investment return through a combination of capital appreciation and current income.

Average Annual Total Returns — March 31, 20224

					Life of Class N	Expense Ratios[5]
	6 Months	1 Year	5 Years	10 Years		Gross	Net

Class Y
NAV	-5.49%	0.85%	10.37%	8.69%	—	0.87%	0.87%

Class A
NAV	-5.58	0.66	10.10	8.43	—	1.12	1.12
With 5.75% Maximum Sales Charge	-11.01	-5.12	8.80	7.79	—

Class C
NAV	-5.93	-0.13	9.28	7.78	—	1.87	1.87
With CDSC[1]	-6.80	-1.06	9.28	7.78	—

Class N (Inception 2/1/17)
NAV	-5.43	0.96	10.45	—	10.69	0.80	0.80

Comparative Performance
MSCI All Country World Index (Net)[2]	0.96	7.28	11.64	10.00	12.06
Blended Index[3]	-2.12	1.72	7.82	6.53	8.11

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2	The MSCI All Country World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

3

The Blended Index is an unmanaged, blended index composed of the following weights: 60% MSCI All Country World Index (Net) and 40% Bloomberg Global Aggregate Bond Index. The Bloomberg Global Aggregate Bond Index provides a broad-based measure of the global investment-grade fixed income markets. The four major components of this index are the U.S. Aggregate, the Pan-European Aggregate, the Asian-Pacific Aggregate, and the Canadian Aggregate Indices. The index also includes Eurodollar and Euro-Yen corporate bonds, Canadian government, agency and corporate securities, and USD investment grade 144A securities.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/23. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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LOOMIS SAYLES GROWTH FUND

Manager	Symbols

Aziz V. Hamzaogullari, CFA®	Class A LGRRX

Loomis, Sayles & Company, L.P.	Class C LGRCX

Class N LGRNX

Class Y LSGRX

Investment Goal

The Fund seeks long-term growth of capital.

Average Annual Total Returns — March 31, 20223

					Life of Class N	Expense Ratios[4]
	6 Months	1 Year	5 Years	10 Years		Gross	Net

Class Y
NAV	-1.60%	6.29%	17.77%	16.41%	—	0.64%	0.64%

Class A
NAV	-1.73	6.00	17.47	16.12	—	0.89	0.89
With 5.75% Maximum Sales Charge	-7.40	-0.10	16.10	15.43	—

Class C
NAV	-2.10	5.19	16.59	15.43	—	1.63	1.63
With CDSC[1]	-3.02	4.20	16.59	15.43	—

Class N (Inception 2/1/13)
NAV	-1.56	6.38	17.86	—	16.39	0.56	0.56

Comparative Performance
Russell 1000® Growth Index[2]	1.54	14.98	20.88	17.04	17.94

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

The Russell 1000® Growth Index is an unmanaged index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Growth Index companies with higher price-to-book ratios and higher forecasted growth values.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/23. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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LOOMIS SAYLES INTERMEDIATE DURATION BOND FUND

Managers	Symbols

Daniel Conklin, CFA®	Class A LSDRX

Christopher T. Harms	Class C LSCDX

Clifton V. Rowe, CFA®	Class N LSDNX

Class Y LSDIX

Loomis, Sayles & Company, L.P.

Investment Goal

The Fund seeks above-average total return through a combination of current income and capital appreciation.

Average Annual Total Returns — March 31, 20224

					Life of Class N	Expense Ratios[5]
	6 Months	1 Year	5 Years	10 Years		Gross	Net

Class Y1
NAV	-5.56%	-4.58%	2.18%	2.32%	—	0.45%	0.40%

Class A1
NAV	-5.58	-4.73	1.92	2.07	—	0.70	0.65
With 4.25% Maximum Sales Charge	-9.60	-8.79	1.05	1.62	—

Class C (Inception 8/31/16)[1]
NAV	-6.02	-5.47	1.15	1.42	—	1.45	1.40
With CDSC[2]	-6.95	-6.41	1.15	1.42	—

Class N (Inception 2/01/19)	-5.45	-4.54	—	—	2.49	0.38	0.35

Comparative Performance
Bloomberg U.S. Intermediate Government/Credit Bond Index[3]	-5.05	-4.10	1.81	1.85	1.94

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1

As of August 31, 2016, the Fund’s Retail Class shares and Institutional Class shares were redesignated as Class A shares and Class Y shares, respectively. Accordingly, the returns shown in the table for Class A shares prior to August 31, 2016 are those of Retail Class shares, restated to reflect the sales loads of Class A shares, and the returns in the table for Class Y shares prior to August 31, 2016 are those of Institutional Class shares. Prior to the inception of Class C shares (August 31, 2016), performance is that of Retail Class shares, restated to reflect the higher net expenses and sales loads of Class C shares.

2	Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

3

The Bloomberg U.S. Intermediate Government/Credit Bond Index includes securities in the intermediate maturity range within the Government and Credit Indices. The Government Index includes treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (i.e., publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government). The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/23. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND

Managers	Symbols

Daniel Conklin, CFA®	Class A NEFLX

Christopher T. Harms	Class C NECLX

Clifton V. Rowe, CFA®	Class N LGANX

Class Y NELYX

Loomis, Sayles & Company, L.P.

Investment Goal

The Fund seeks high current return consistent with preservation of capital.

Average Annual Total Returns — March 31, 20223

					Life of Class N	Expense Ratios[4]
	6 Months	1 Year	5 Years	10 Years		Gross	Net

Class Y
NAV	-2.92%	-2.96%	1.09%	1.10%	—	0.49%	0.45%

Class A
NAV	-3.04	-3.12	0.84	0.84	—	0.73	0.70
With 2.25% Maximum Sales Charge	-5.20	-5.27	0.38	0.62	—

Class C
NAV	-3.37	-3.87	0.07	0.24	—	1.49	1.45
With CDSC[1]	-4.34	-4.83	0.07	0.24	—

Class N (Inception 2/1/17)
NAV	-2.89	-2.81	1.17	—	1.20	0.41	0.40

Comparative Performance
Bloomberg U.S. 1-5 Year Government Bond Index[2]	-4.08	-3.95	1.13	1.01	1.13

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

2

The Bloomberg U.S. 1-5 Year Government Bond Index is a subindex of the Bloomberg U.S. Government Index, which is comprised of the Bloomberg U.S. Treasury and U.S. Agency Indices. The Bloomberg U.S. Government Index includes Treasuries (public obligations of the U.S. Treasury that have remaining maturities of more than one year) and U.S. agency debentures (publicly issued debt of U.S. government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government). The Bloomberg U.S. Government Index is a component of the Bloomberg U.S. Government/Credit Index and the Bloomberg U.S. Aggregate Bond Index.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/23. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the Fund’s website at im.natixis.com; and on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available through the Fund’s website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Natixis Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. First and third quarter schedules of portfolio holdings are also available at im.natixis.com/funddocuments. A hard copy may be requested from the Fund at no charge by calling 800-225-5478.

CFA® and Chartered Financial Analyst® are registered trademarks owned by the CFA Institute.

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UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions; and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Fund’s prospectuses. The following examples are intended to help you understand the ongoing costs of investing in the Fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the Fund from October 1, 2021 through March 31, 2022. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table of each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of the fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

LOOMIS SAYLES CORE PLUS BOND FUND	BEGINNING ACCOUNT VALUE 10/1/2021	ENDING ACCOUNT VALUE 3/31/2022	EXPENSES PAID DURING PERIOD* 10/1/2021 – 3/31/2022
Class A
Actual	$1,000.00	$942.50	$3.54
Hypothetical (5% return before expenses)	$1,000.00	$1,021.29	$3.68
Class C
Actual	$1,000.00	$938.20	$7.15
Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.44
Class N
Actual	$1,000.00	$944.00	$1.84
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	$1.92
Class Y
Actual	$1,000.00	$943.50	$2.33
Hypothetical (5% return before expenses)	$1,000.00	$1,022.54	$2.42

*

Expenses are equal to the Fund’s annualized expense ratio: 0.73%, 1.48%, 0.38% and 0.48% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

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LOOMIS SAYLES CREDIT INCOME FUND	BEGINNING ACCOUNT VALUE 10/1/2021	ENDING ACCOUNT VALUE 3/31/2022	EXPENSES PAID DURING PERIOD* 10/1/2021 – 3/31/2022
Class A
Actual	$1,000.00	$937.60	$3.96
Hypothetical (5% return before expenses)	$1,000.00	$1,020.84	$4.13
Class C
Actual	$1,000.00	$934.10	$7.57
Hypothetical (5% return before expenses)	$1,000.00	$1,017.10	$7.90
Class N
Actual	$1,000.00	$939.00	$2.51
Hypothetical (5% return before expenses)	$1,000.00	$1,022.34	$2.62
Class Y
Actual	$1,000.00	$939.70	$2.76
Hypothetical (5% return before expenses)	$1,000.00	$1,022.09	$2.87

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.82%, 1.57%, 0.52% and 0.57% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

LOOMIS SAYLES GLOBAL ALLOCATION FUND	BEGINNING ACCOUNT VALUE 10/1/2021	ENDING ACCOUNT VALUE 3/31/2022	EXPENSES PAID DURING PERIOD* 10/1/2021 – 3/31/2022
Class A
Actual	$1,000.00	$944.20	$5.48
Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	$5.69
Class C
Actual	$1,000.00	$940.70	$9.10
Hypothetical (5% return before expenses)	$1,000.00	$1,015.56	$9.45
Class N
Actual	$1,000.00	$945.70	$3.93
Hypothetical (5% return before expenses)	$1,000.00	$1,020.89	$4.08
Class Y
Actual	$1,000.00	$945.10	$4.27
Hypothetical (5% return before expenses)	$1,000.00	$1,020.54	$4.43

*

Expenses are equal to the Fund’s annualized expense ratio: 1.13%, 1.88%, 0.81% and 0.88% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

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LOOMIS SAYLES GROWTH FUND	BEGINNING ACCOUNT VALUE 10/1/2021	ENDING ACCOUNT VALUE 3/31/2022	EXPENSES PAID DURING PERIOD* 10/1/2021 – 3/31/2022
Class A
Actual	$1,000.00	$982.70	$4.40
Hypothetical (5% return before expenses)	$1,000.00	$1,020.49	$4.48
Class C
Actual	$1,000.00	$979.00	$8.09
Hypothetical (5% return before expenses)	$1,000.00	$1,016.75	$8.25
Class N
Actual	$1,000.00	$984.40	$2.77
Hypothetical (5% return before expenses)	$1,000.00	$1,022.14	$2.82
Class Y
Actual	$1,000.00	$984.00	$3.17
Hypothetical (5% return before expenses)	$1,000.00	$1,021.74	$3.23

*

Expenses are equal to the Fund’s annualized expense ratio: 0.89%, 1.64%, 0.56% and 0.64% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

LOOMIS SAYLES INTERMEDIATE DURATION BOND FUND	BEGINNING ACCOUNT VALUE 10/1/2021	ENDING ACCOUNT VALUE 3/31/2022	EXPENSES PAID DURING PERIOD* 10/1/2021 – 3/31/2022
Class A
Actual	$1,000.00	$944.20	$3.15
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	$3.28
Class C
Actual	$1,000.00	$939.80	$6.77
Hypothetical (5% return before expenses)	$1,000.00	$1,017.95	$7.04
Class N
Actual	$1,000.00	$945.50	$1.70
Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	$1.77
Class Y
Actual	$1,000.00	$944.40	$1.94
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.02

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.65%, 1.40%, 0.35% and 0.40% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

|  10

LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND	BEGINNING ACCOUNT VALUE 10/1/2021	ENDING ACCOUNT VALUE 3/31/2022	EXPENSES PAID DURING PERIOD* 10/1/2021 – 3/31/2022
Class A
Actual	$1,000.00	$969.60	$3.39
Hypothetical (5% return before expenses)	$1,000.00	$1,021.49	$3.48
Class C
Actual	$1,000.00	$966.30	$7.11
Hypothetical (5% return before expenses)	$1,000.00	$1,017.70	$7.29
Class N
Actual	$1,000.00	$971.10	$1.92
Hypothetical (5% return before expenses)	$1,000.00	$1,022.99	$1.97
Class Y
Actual	$1,000.00	$970.80	$2.21
Hypothetical (5% return before expenses)	$1,000.00	$1,022.69	$2.27

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.69%, 1.45%, 0.39% and 0.45% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

11  |

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Core Plus Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 89.5% of Net Assets
Non-Convertible Bonds — 89.4%
	ABS Car Loan — 1.0%
$8,775,000	Avis Budget Rental Car Funding AESOP LLC, Series 2017-1A, Class A, 3.070%, 9/20/2023, 144A	$8,801,296
2,396,000	Avis Budget Rental Car Funding AESOP LLC, Series 2018-2A, Class A, 4.000%, 3/20/2025, 144A	2,433,536
6,444,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.350%, 9/22/2025, 144A	6,464,691
7,064,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.020%, 2/20/2027, 144A	6,693,469
2,460,000	Exeter Automobile Receivables Trust, Series 2021-2A, Class B, 0.570%, 9/15/2025	2,422,076
3,525,000	Exeter Automobile Receivables Trust, Series 2021-2A, Class C, 0.980%, 6/15/2026	3,436,629
8,181,000	Santander Drive Auto Receivables Trust, Series 2021-1, Class C, 0.750%, 2/17/2026	8,022,894
8,315,000	Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.900%, 6/15/2026	8,081,181
9,095,000	Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.950%, 9/15/2027	8,825,061
19,695,000	Santander Drive Auto Receivables Trust, Series 2022-2, Class B, 3.440%, 9/15/2027	19,549,099

		74,729,932

	ABS Home Equity — 0.7%
879,627	Bayview Koitere Fund Trust, Series 2017-SPL3, Class A, 4.000%, 11/28/2053, 144A(a)	873,055
514,913	Bayview Opportunity Master Fund IVa Trust, Series 2017-RT1, Class A1, 3.000%, 3/28/2057, 144A(a)	508,745
3,038,666	Bayview Opportunity Master Fund IVa Trust, Series 2017-RT5, Class A, 3.500%, 5/28/2069, 144A(a)	3,016,214
2,078,051	Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL1, Class A, 4.000%, 10/28/2064, 144A(a)	2,055,736
806,812	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL2, Class A, 4.000%, 6/28/2054, 144A(a)	802,512
3,492,562	CoreVest American Finance Trust, Series 2019-3, Class A, 2.705%, 10/15/2052, 144A	3,410,182
13,306	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(a)	13,462
20,109,204	Invitation Homes Trust, Series 2018-SFR2, Class A, 1-month LIBOR + 0.900%, 1.297%, 6/17/2037, 144A(b)(c)	20,040,010
1,392,874	Onslow Bay Financial LLC, Series 2018-EXP1, Class 1A3, 4.000%, 4/25/2048, 144A(a)	1,375,754
163,492	Sequoia Mortgage Trust, Series 2017-CH1, Class A1, 4.000%, 8/25/2047, 144A(a)	164,102
621,708	Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.000%, 3/25/2048, 144A(a)	622,531
786,420	Sequoia Mortgage Trust, Series 2018-CH3, Class A2, 4.000%, 8/25/2048, 144A(a)	789,452
1,298,545	Towd Point Mortgage Trust, Series 2015-1, Class A5, 3.160%, 10/25/2053, 144A(a)	1,294,938
4,254,377	Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.750%, 4/25/2055, 144A(a)	4,284,499
236,663	Towd Point Mortgage Trust, Series 2016-2, Class A1A, 2.750%, 8/25/2055, 144A(a)	236,442
	ABS Home Equity — continued
$5,101,352	Towd Point Mortgage Trust, Series 2016-2, Class M2, 3.000%, 8/25/2055, 144A(a)	$4,984,429
5,702,272	Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.750%, 5/25/2058, 144A(a)	5,695,160

		50,167,223

	ABS Other — 1.6%
10,426,088	CLI Funding VIII LLC, Series 2021-1A, Class A, 1.640%, 2/18/2046, 144A	9,464,962
14,763,000	DB Master Finance LLC, Series 2021-1A, Class A2II, 2.493%, 11/20/2051, 144A	13,309,169
10,121,258	Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class A2, 0.560%, 12/11/2034, 144A	9,928,954
8,240,000	Jack in the Box Funding LLC, Series 2022-1A, Class A2I, 3.445%, 2/26/2052, 144A	7,754,318
13,865,000	Jack in the Box Funding LLC, Series 2022-1A, Class A2II, 4.136%, 2/26/2052, 144A	13,267,072
7,152,130	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/2046, 144A	6,416,469
9,923,855	Navigator Aircraft ABS Ltd., Series 2021-1, Class A, 2.771%, 11/15/2046, 144A(a)	9,138,784
7,094,000	OneMain Financial Issuance Trust, Series 2020-1A, Class A, 3.840%, 5/14/2032, 144A	7,150,021
13,500,000	OneMain Financial Issuance Trust, Series 2021-1A, Class A2, 30-day Average SOFR + 0.760%, 0.810%, 6/16/2036, 144A(b)	13,215,663
25,949,733	Textainer Marine Containers Ltd., Series 2021-3A, Class A, 1.940%, 8/20/2046, 144A	23,438,733
3,616,898	Textainer Marine Containers VIII Ltd., Series 2020-2A, Class A, 2.100%, 9/20/2045, 144A	3,400,231

		116,484,376

	ABS Student Loan — 0.3%
5,022,918	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069, 144A	4,863,770
11,091,190	Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.060%, 10/15/2069, 144A	10,558,325
4,631,283	SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.070%, 1/15/2053, 144A	4,258,750
3,279,954	SoFi Professional Loan Program Trust, Series 2020-A, Class A2FX, 2.540%, 5/15/2046, 144A	3,233,132

		22,913,977

	ABS Whole Business — 0.3%
5,477,608	Domino’s Pizza Master Issuer LLC, Series 2021-1A, Class A2I, 2.662%, 4/25/2051, 144A	5,078,383
4,785,000	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2I, 3.251%, 12/05/2051, 144A	4,540,386
12,110,000	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2II, 4.008%, 12/05/2051, 144A	11,209,767

		20,828,536

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Aerospace & Defense — 1.0%
$19,231,000	Boeing Co. (The), 1.433%, 2/04/2024	$18,600,394
16,774,000	Boeing Co. (The), 5.705%, 5/01/2040	18,744,115
20,949,000	Boeing Co. (The), 5.805%, 5/01/2050	24,190,586
671,000	Boeing Co. (The), 5.930%, 5/01/2060	774,727
12,659,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	12,785,717
1,329,000	Textron, Inc., 3.000%, 6/01/2030	1,268,274

		76,363,813

	Airlines — 0.8%
7,734,112	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.500%, 4/20/2026, 144A	7,792,118
8,850,467	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 4/20/2029, 144A	8,817,278
1,616,008	Continental Airlines Pass Through Trust, Series 2012-2, Class A, 4.000%, 4/29/2026	1,613,342
16,151,433	Delta Air Lines, Inc./SkyMiles IP Ltd., 4.750%, 10/20/2028, 144A	16,275,098
13,602,000	Southwest Airlines Co., 5.125%, 6/15/2027	14,541,021
4,247,424	United Airlines Pass Through Trust, Series 2020-1, Class B, 4.875%, 7/15/2027	4,168,422
4,381,000	United Airlines, Inc., 4.375%, 4/15/2026, 144A	4,309,480
5,533,000	United Airlines, Inc., 4.625%, 4/15/2029, 144A	5,261,606

		62,778,365

	Automotive — 1.8%
6,285,000	Dana, Inc., 4.250%, 9/01/2030	5,752,032
16,276,000	Ford Motor Credit Co. LLC, 2.900%, 2/16/2028	14,709,435
18,142,000	General Motors Co., 5.000%, 4/01/2035	18,440,965
6,067,000	General Motors Financial Co., Inc., 2.900%, 2/26/2025	5,926,067
15,139,000	Goodyear Tire & Rubber Co. (The), 5.625%, 4/30/2033	13,927,880
6,091,000	Hyundai Capital America, 2.375%, 10/15/2027, 144A	5,576,467
10,356,000	Hyundai Capital America, 2.650%, 2/10/2025, 144A	10,033,633
7,453,000	Hyundai Capital America, 3.000%, 2/10/2027, 144A	7,118,009
14,931,000	Lear Corp., 5.250%, 5/15/2049	16,024,558
7,676,000	Nissan Motor Co. Ltd., 3.043%, 9/15/2023, 144A	7,658,851
15,593,000	Nissan Motor Co. Ltd., 3.522%, 9/17/2025, 144A	15,281,949
5,490,000	Toyota Motor Credit Corp., MTN, 1.800%, 2/13/2025	5,329,489
6,596,000	Volkswagen Group of America Finance LLC, 3.200%, 9/26/2026, 144A	6,472,696

		132,252,031

	Banking — 8.6%
24,986,000	Ally Financial, Inc., 3.050%, 6/05/2023	25,077,216
7,876,000	American Express Co., 2.500%, 7/30/2024	7,836,698
10,051,000	Banco Santander Chile, 2.700%, 1/10/2025, 144A	9,830,607
13,578,000	Banco Santander Chile, 3.875%, 9/20/2022, 144A	13,679,835
12,000,000	Banco Santander S.A., 1.849%, 3/25/2026	11,215,935
3,200,000	Banco Santander S.A., 2.958%, 3/25/2031	2,957,060
28,476,000	Bangkok Bank PCL, 4.050%, 3/19/2024, 144A	29,016,370
4,624,000	Bank of America Corp., (fixed rate to 12/20/2022, variable rate thereafter), 3.004%, 12/20/2023	4,635,675
28,146,000	Bank of America Corp., (fixed rate to 4/22/2024, variable rate thereafter), 0.976%, 4/22/2025	26,976,299
30,210,000	Bank of America Corp., (fixed rate to 4/23/2026, variable rate thereafter), MTN, 3.559%, 4/23/2027	30,296,022
	Banking — continued
$20,564,000	Barclays PLC, (fixed rate to 3/10/2041, variable rate thereafter), 3.811%, 3/10/2042	$18,389,769
7,864,000	BBVA Bancomer S.A., 1.875%, 9/18/2025, 144A	7,494,392
15,513,000	BNP Paribas S.A., (fixed rate to 1/13/2026, variable rate thereafter), 1.323%, 1/13/2027, 144A	14,125,633
26,613,000	BNP Paribas S.A., (fixed rate to 11/19/2024, variable rate thereafter), 2.819%, 11/19/2025, 144A	25,983,849
5,935,000	Citigroup, Inc., 4.000%, 8/05/2024	6,066,996
19,481,000	Citigroup, Inc., 4.050%, 7/30/2022	19,644,798
9,645,000	Citigroup, Inc., (fixed rate to 3/31/2030, variable rate thereafter), 4.412%, 3/31/2031	10,013,002
2,154,000	Citigroup, Inc., (fixed rate to 5/01/2024, variable rate thereafter), 0.981%, 5/01/2025	2,053,359
9,780,000	Deutsche Bank AG, 0.898%, 5/28/2024	9,312,013
10,038,000	Deutsche Bank AG, 1.686%, 3/19/2026	9,415,006
9,585,000	Deutsche Bank AG, (fixed rate to 10/07/2031, variable rate thereafter), 3.742%, 1/07/2033	8,471,226
9,382,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	8,368,254
11,985,000	Deutsche Bank AG, (fixed rate to 11/24/2025, variable rate thereafter), 2.129%, 11/24/2026	11,109,997
25,369,000	DNB Bank ASA, 2.150%, 12/02/2022, 144A	25,420,764
7,768,000	Goldman Sachs Group, Inc. (The), 3.625%, 1/22/2023	7,865,763
14,486,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	18,254,416
2,326,000	HSBC Holdings PLC, 4.950%, 3/31/2030	2,484,179
13,610,000	HSBC Holdings PLC, (fixed rate to 5/24/2024, variable rate thereafter), 0.976%, 5/24/2025	12,920,526
7,385,000	Huntington Bancshares, Inc., 2.625%, 8/06/2024	7,317,416
4,740,000	Intesa Sanpaolo SpA, (fixed rate to 6/01/2031, variable rate thereafter), 4.198%, 6/01/2032, 144A	4,194,995
26,855,000	JPMorgan Chase & Co., (fixed rate to 10/15/2029, variable rate thereafter), 2.739%, 10/15/2030	25,375,853
12,576,000	JPMorgan Chase & Co., (fixed rate to 5/13/2030, variable rate thereafter), 2.956%, 5/13/2031	11,767,321
14,895,000	Macquarie Bank Ltd., 3.231%, 3/21/2025, 144A	14,870,709
16,028,000	Morgan Stanley, (fixed rate to 4/05/2023, variable rate thereafter), 0.731%, 4/05/2024	15,697,621
8,931,000	Morgan Stanley, (fixed rate to 7/22/2027, variable rate thereafter), 3.591%, 7/22/2028	8,955,837
11,457,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	11,687,326
14,159,000	Nationwide Building Society, (fixed rate to 4/26/2022, variable rate thereafter), 3.622%, 4/26/2023, 144A	14,161,531
9,220,000	Santander Holdings USA, Inc., (fixed rate to 1/06/2027, variable rate thereafter), 2.490%, 1/06/2028	8,602,266
9,050,000	Santander UK Group Holdings PLC, 5.625%, 9/15/2045, 144A	9,746,901
25,503,000	Societe Generale S.A., 2.625%, 1/22/2025, 144A	24,670,191
21,840,000	Standard Chartered PLC, (fixed rate to 1/12/2032, variable rate thereafter), 3.603%, 1/12/2033, 144A	20,140,193
24,346,000	Standard Chartered PLC, (fixed rate to 1/30/2025, variable rate thereafter), 2.819%, 1/30/2026, 144A	23,676,723

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Banking — continued
$11,566,000	Sumitomo Mitsui Financial Group, Inc., 1.474%, 7/08/2025	$10,882,556
14,720,000	Sumitomo Mitsui Financial Group, Inc., 2.696%, 7/16/2024	14,577,416
10,213,000	Sumitomo Mitsui Financial Group, Inc., 3.040%, 7/16/2029	9,821,526
6,438,000	Toronto-Dominion Bank (The), MTN, 2.650%, 6/12/2024	6,429,596
15,630,000	UniCredit SpA, (fixed rate to 6/03/2026, variable rate thereafter), 1.982%, 6/03/2027, 144A	14,088,595

		635,580,231

	Building Materials — 0.7%
18,920,000	American Builders & Contractors Supply Co., Inc., 3.875%, 11/15/2029, 144A	17,665,604
10,762,000	Cemex SAB de CV, 3.875%, 7/11/2031, 144A	9,820,433
13,838,000	Mohawk Industries, Inc., 3.625%, 5/15/2030	13,591,822
7,260,000	Owens Corning, 4.200%, 12/01/2024	7,424,112
1,112,000	Summit Materials LLC/Summit Materials Finance Corp., 5.250%, 1/15/2029, 144A	1,098,100

		49,600,071

	Cable Satellite — 1.0%
21,970,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034, 144A	19,080,835
22,590,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.500%, 4/01/2063	22,723,778
13,725,000	Sirius XM Radio, Inc., 4.000%, 7/15/2028, 144A	13,038,750
4,885,000	Time Warner Cable LLC, 4.500%, 9/15/2042	4,518,234
783,000	Time Warner Cable LLC, 5.500%, 9/01/2041	812,818
2,245,000	Time Warner Cable LLC, 5.875%, 11/15/2040	2,412,723
7,162,000	Time Warner Cable LLC, 6.550%, 5/01/2037	8,236,513
1,707,000	Time Warner Cable LLC, 6.750%, 6/15/2039	1,979,188

		72,802,839

	Chemicals — 1.3%
1,610,000	Alpek SAB de CV, 3.250%, 2/25/2031, 144A	1,467,112
21,620,000	Ashland LLC, 3.375%, 9/01/2031, 144A	19,079,650
23,853,000	Braskem America Finance Co., 7.125%, 7/22/2041, 144A	26,238,538
8,792,000	Koppers, Inc., 6.000%, 2/15/2025, 144A	8,616,160
10,071,000	Orbia Advance Corp. SAB de CV, 5.875%, 9/17/2044, 144A	10,360,642
9,466,000	Orbia Advance Corp. SAB de CV, 6.750%, 9/19/2042, 144A	10,554,685
3,732,000	RPM International, Inc., 3.450%, 11/15/2022	3,743,514
3,630,000	Sociedad Quimica y Minera de Chile S.A., 3.500%, 9/10/2051, 144A	3,140,023
11,424,000	Sociedad Quimica y Minera de Chile S.A., 4.250%, 1/22/2050, 144A	11,084,250
5,549,000	Univar Solutions USA, Inc., 5.125%, 12/01/2027, 144A	5,543,701

		99,828,275

	Collateralized Mortgage Obligations — 0.2%
4,239,116	Federal Home Loan Mortgage Corp., REMIC, Series 3654, Class DC, 5.000%, 4/15/2030	4,433,670
276,830	Government National Mortgage Association, Series 2010-H24, Class FA, 1-month LIBOR + 0.350%, 0.456%, 10/20/2060(b)	275,222
206,029	Government National Mortgage Association, Series 2012-H18, Class NA, 1-month LIBOR + 0.520%, 0.626%, 8/20/2062(b)	205,922

	Collateralized Mortgage Obligations — continued
$3,813	Government National Mortgage Association, Series 2013-H01, Class FA, 1.650%, 1/20/2063(d)(e)	$3,722
12,837	Government National Mortgage Association, Series 2013-H03, Class HA, 1.750%, 12/20/2062(d)(e)	11,942
43,988	Government National Mortgage Association, Series 2013-H04, Class BA, 1.650%, 2/20/2063(d)(e)	43,637
82,589	Government National Mortgage Association, Series 2013-H10, Class PA, 2.500%, 4/20/2063(d)(e)	79,636
8,187,406	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	8,100,956
14,623	Government National Mortgage Association, Series 2015-H13, Class FL, 1-month LIBOR + 0.280%, 0.386%, 5/20/2063(b)(d)(e)	14,423

		13,169,130

	Construction Machinery — 0.3%
1,985,000	Caterpillar Financial Services Corp., MTN, 2.150%, 11/08/2024	1,968,693
5,805,000	CNH Industrial Capital LLC, 1.950%, 7/02/2023	5,745,013
7,380,000	CNH Industrial Capital LLC, 4.375%, 4/05/2022	7,380,546
7,795,000	United Rentals North America, Inc., 3.750%, 1/15/2032	7,268,838

		22,363,090

	Consumer Cyclical Services — 0.2%
7,466,000	Expedia Group, Inc., 3.600%, 12/15/2023	7,527,736
1,791,000	Expedia Group, Inc., 6.250%, 5/01/2025, 144A	1,914,810
3,523,000	MercadoLibre, Inc., 2.375%, 1/14/2026	3,285,232

		12,727,778

	Consumer Products — 0.3%
2,157,000	Kimberly-Clark de Mexico SAB de CV, 2.431%, 7/01/2031, 144A	1,953,250
11,615,000	Natura Cosmeticos S.A., 4.125%, 5/03/2028, 144A	11,182,341
2,823,000	Newell Brands, Inc., 4.875%, 6/01/2025	2,914,000
7,940,000	Valvoline, Inc., 3.625%, 6/15/2031, 144A	6,859,207
2,535,000	Valvoline, Inc., 4.250%, 2/15/2030, 144A	2,313,390

		25,222,188

	Diversified Manufacturing — 0.0%
2,755,000	Clark Equipment Co., 5.875%, 6/01/2025, 144A	2,782,550

	Electric — 2.0%
3,587,000	AES Corp. (The), 3.300%, 7/15/2025, 144A	3,519,206
2,609,000	AES Corp. (The), 3.950%, 7/15/2030, 144A	2,584,623
8,188,000	Calpine Corp., 3.750%, 3/01/2031, 144A	7,329,775
14,879,000	Calpine Corp., 5.000%, 2/01/2031, 144A	13,539,890
13,220,000	CenterPoint Energy, Inc., SOFR Index + 0.650%, 0.837%, 5/13/2024(b)	13,117,050
17,219,000	Clearway Energy Operating LLC, 3.750%, 2/15/2031, 144A	16,101,401
25,885,806	Cometa Energia S.A. de CV, 6.375%, 4/24/2035, 144A	26,144,664
3,408,000	DPL, Inc., 4.125%, 7/01/2025	3,384,689
3,805,000	DPL, Inc., 4.350%, 4/15/2029	3,719,387
852,000	Edison International, 4.950%, 4/15/2025	871,671
2,811,000	Enel Americas S.A., 4.000%, 10/25/2026	2,877,789
2,853,000	Enel Generacion Chile S.A., 4.250%, 4/15/2024	2,902,842
5,316,000	Entergy Corp., 2.800%, 6/15/2030	4,982,263
14,622,000	National Rural Utilities Cooperative Finance Corp., (fixed rate to 4/30/2023, variable rate thereafter), 4.750%, 4/30/2043	14,261,514

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Electric — continued
$6,360,000	NRG Energy, Inc., 3.875%, 2/15/2032, 144A	$5,596,800
9,234,000	Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.500%, 8/15/2028, 144A	9,084,501
6,109,000	PG&E Corp., 5.000%, 7/01/2028	5,904,959
7,133,000	Transelec S.A., 4.250%, 1/14/2025, 144A	7,275,660
3,713,000	Transelec S.A., 4.625%, 7/26/2023, 144A	3,780,874

		146,979,558

	Finance Companies — 2.6%
6,365,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.000%, 10/29/2028	5,869,721
1,370,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/23/2023	1,374,028
19,050,000	Air Lease Corp., GMTN, 3.750%, 6/01/2026	18,937,831
23,287,000	Aircastle Ltd., 2.850%, 1/26/2028, 144A	20,918,820
27,047,000	Ares Capital Corp., 2.150%, 7/15/2026	24,443,341
16,425,000	Avolon Holdings Funding Ltd., 2.750%, 2/21/2028, 144A	14,606,445
18,929,000	FS KKR Capital Corp., 3.400%, 1/15/2026	18,326,698
3,315,000	International Lease Finance Corp., 5.875%, 8/15/2022	3,355,473
9,430,000	Navient Corp., 5.000%, 3/15/2027	8,982,075
907,000	Navient Corp., 5.875%, 10/25/2024	925,267
954,000	Navient Corp., 6.750%, 6/15/2026	973,080
7,547,000	Navient Corp., MTN, 6.125%, 3/25/2024	7,679,073
17,225,000	OneMain Finance Corp., 3.875%, 9/15/2028	15,566,921
4,537,000	Owl Rock Capital Corp., 2.625%, 1/15/2027	4,066,511
15,397,000	Owl Rock Capital Corp., 3.400%, 7/15/2026	14,456,906
11,958,000	Owl Rock Technology Finance Corp., 3.750%, 6/17/2026, 144A	11,430,870
3,702,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029, 144A	3,383,073
11,169,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	10,107,945
4,045,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033, 144A	3,543,016

		188,947,094

	Financial Other — 0.1%
8,243,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029	7,562,953
1,979,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	1,942,240

		9,505,193

	Food & Beverage — 1.2%
10,588,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.900%, 2/01/2046	11,775,390
12,823,000	Anheuser-Busch InBev Worldwide, Inc., 4.350%, 6/01/2040	13,344,145
6,243,000	Anheuser-Busch InBev Worldwide, Inc., 4.600%, 6/01/2060	6,635,362
15,008,000	BRF S.A., 5.750%, 9/21/2050, 144A	13,216,495
3,117,000	Gruma SAB de CV, 4.875%, 12/01/2024, 144A	3,230,022
12,765,000	Minerva Luxembourg S.A., 4.375%, 3/18/2031, 144A	11,548,495
14,639,000	Post Holdings, Inc., 4.500%, 9/15/2031, 144A	12,970,008
16,264,000	Post Holdings, Inc., 4.625%, 4/15/2030, 144A	14,644,919
1,599,000	Smithfield Foods, Inc., 3.000%, 10/15/2030, 144A	1,451,191

		88,816,027

	Government Owned – No Guarantee — 2.2%
6,872,000	Antares Holdings LP, 3.950%, 7/15/2026, 144A	6,405,697
18,141,000	BOC Aviation USA Corp., 1.625%, 4/29/2024, 144A	17,425,338
	Government Owned – No Guarantee — continued
$6,577,000	CNPC General Capital Ltd., 3.950%, 4/19/2022, 144A	$6,581,343
3,903,000	Empresa de los Ferrocarriles del Estado, 3.068%, 8/18/2050, 144A	2,897,977
19,956,000	NBN Co. Ltd., 1.450%, 5/05/2026, 144A	18,466,428
6,985,000	OCP S.A., 3.750%, 6/23/2031, 144A	6,321,425
19,460,000	OCP S.A., 5.625%, 4/25/2024, 144A	19,964,325
6,236,000	Ooredoo International Finance Ltd., 3.250%, 2/21/2023, 144A	6,268,203
12,555,000	Qatar Energy, 3.125%, 7/12/2041, 144A	11,423,192
8,035,000	SA Global Sukuk Ltd., 0.946%, 6/17/2024, 144A	7,684,674
11,588,000	Saudi Arabian Oil Co., 3.500%, 11/24/2070, 144A	9,792,509
11,825,000	Tennessee Valley Authority, 4.250%, 9/15/2065	14,586,761
7,669,000	Tennessee Valley Authority, 4.625%, 9/15/2060	10,089,336
5,427,000	Tennessee Valley Authority, 4.875%, 1/15/2048	7,041,379
9,290,000	Tennessee Valley Authority, 5.250%, 9/15/2039	11,751,260
9,267,000	Transportadora de Gas Internacional S.A. E.S.P., 5.550%, 11/01/2028, 144A	9,574,108

		166,273,955

	Health Insurance — 0.4%
20,336,000	Centene Corp., 2.500%, 3/01/2031	17,947,130
4,115,000	Centene Corp., 2.625%, 8/01/2031	3,662,350
10,179,000	Centene Corp., 3.375%, 2/15/2030	9,577,777

		31,187,257

	Healthcare — 0.4%
15,396,000	DaVita, Inc., 4.625%, 6/01/2030, 144A	14,376,785
12,660,000	HCA, Inc., 4.625%, 3/15/2052, 144A	12,758,377

		27,135,162

	Home Construction — 0.3%
7,881,000	Forestar Group, Inc., 3.850%, 5/15/2026, 144A	7,349,033
246,000	Lennar Corp., 4.500%, 4/30/2024	252,185
1,153,000	Lennar Corp., 4.750%, 11/15/2022	1,164,594
11,190,000	NVR, Inc., 3.000%, 5/15/2030	10,443,992

		19,209,804

	Independent Energy — 0.9%
2,626,000	Aker BP ASA, 3.000%, 1/15/2025, 144A	2,586,762
1,029,000	Chesapeake Energy Corp., 5.875%, 2/01/2029, 144A	1,062,443
9,277,000	Devon Energy Corp., 4.500%, 1/15/2030	9,573,260
11,391,292	Energean Israel Finance Ltd., 4.500%, 3/30/2024, 144A	11,251,749
1,765,000	EQT Corp., 3.125%, 5/15/2026, 144A	1,714,292
5,696,000	EQT Corp., 3.900%, 10/01/2027	5,679,510
601,000	EQT Corp., 5.000%, 1/15/2029	620,436
9,078,204	Leviathan Bond Ltd., 6.125%, 6/30/2025, 144A	9,233,895
12,472,000	Occidental Petroleum Corp., 5.875%, 9/01/2025	13,247,696
2,152,000	Occidental Petroleum Corp., 8.000%, 7/15/2025	2,416,696
8,181,000	Pan American Energy LLC, 9.125%, 4/30/2027, 144A	8,900,110
2,275,000	Southwestern Energy Co., 4.750%, 2/01/2032	2,272,156

		68,559,005

	Industrial Other — 0.1%
3,408,000	Georgetown University (The), Class A, 5.215%, 10/01/2118	3,899,911

	Life Insurance — 0.4%
11,059,000	Athene Global Funding, 2.450%, 8/20/2027, 144A	10,335,071
15,491,000	Brighthouse Financial, Inc., 5.625%, 5/15/2030	16,981,411
2,327,000	OneAmerica Financial Partners, Inc., 4.250%, 10/15/2050, 144A	2,235,456

		29,551,938

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Lodging — 0.3%
$8,617,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032, 144A	$7,819,927
18,423,000	Marriott International, Inc., 3.500%, 10/15/2032	17,536,280

		25,356,207

	Media Entertainment — 1.2%
14,174,000	AMC Networks, Inc., 4.250%, 2/15/2029	13,227,106
54,020,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	1,785,457
5,432,000	Lamar Media Corp., 3.625%, 1/15/2031	4,999,939
1,504,000	Lamar Media Corp., 4.000%, 2/15/2030	1,430,680
16,925,000	Magallanes, Inc., 3.528%, 3/15/2024, 144A	16,919,245
20,780,000	Magallanes, Inc., 5.391%, 3/15/2062, 144A	21,470,312
8,258,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 4.250%, 1/15/2029, 144A	7,682,005
11,303,000	Prosus NV, 3.680%, 1/21/2030, 144A	9,902,332
14,750,000	Prosus NV, 3.832%, 2/08/2051, 144A	10,749,149

		88,166,225

	Metals & Mining — 1.0%
1,835,000	Anglo American Capital PLC, 2.250%, 3/17/2028, 144A	1,675,853
2,286,000	Anglo American Capital PLC, 2.625%, 9/10/2030, 144A	2,072,739
2,245,000	Anglo American Capital PLC, 3.875%, 3/16/2029, 144A	2,246,035
3,322,000	Anglo American Capital PLC, 3.950%, 9/10/2050, 144A	3,110,769
7,696,000	Anglo American Capital PLC, 5.625%, 4/01/2030, 144A	8,482,471
15,187,000	FMG Resources August 2006 Pty Ltd., 4.375%, 4/01/2031, 144A	14,365,383
15,183,000	Fresnillo PLC, 4.250%, 10/02/2050, 144A	13,410,537
28,397,000	Glencore Funding LLC, 2.500%, 9/01/2030, 144A	25,396,573
6,210,000	SunCoke Energy, Inc., 4.875%, 6/30/2029, 144A	5,854,602

		76,614,962

	Midstream — 1.6%
568,000	Energy Transfer LP, 5.150%, 2/01/2043	557,977
1,125,000	Energy Transfer LP, 5.400%, 10/01/2047	1,177,798
5,900,000	Energy Transfer LP, 5.950%, 10/01/2043	6,296,846
8,548,000	Energy Transfer LP, 6.500%, 2/01/2042	9,824,513
1,338,000	Energy Transfer LP, 6.625%, 10/15/2036	1,505,578
11,222,000	Energy Transfer LP/Regency Energy Finance Corp., 5.000%, 10/01/2022	11,312,592
7,523,000	EQM Midstream Partners LP, 4.500%, 1/15/2029, 144A	7,034,005
3,485,000	EQM Midstream Partners LP, 4.750%, 7/15/2023	3,511,138
5,575,000	EQM Midstream Partners LP, 6.500%, 7/01/2027, 144A	5,823,311
2,014,000	Gray Oak Pipeline LLC, 2.600%, 10/15/2025, 144A	1,932,247
982,000	Gray Oak Pipeline LLC, 3.450%, 10/15/2027, 144A	945,808
3,060,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	3,116,295
9,503,000	Kinder Morgan Energy Partners LP, 4.300%, 5/01/2024	9,698,540
15,243,000	Kinder Morgan, Inc., 5.625%, 11/15/2023, 144A	15,735,034
5,694,000	Rattler Midstream LP, 5.625%, 7/15/2025, 144A	5,779,410
13,635,000	Sempra Infrastructure Partners LP, 3.250%, 1/15/2032, 144A	12,592,453
6,783,000	Southern Natural Gas Co. LLC, 0.625%, 4/28/2023, 144A	6,648,568
	Midstream — continued
$930,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.500%, 7/15/2027	$978,481
11,936,000	Williams Cos., Inc. (The), 3.500%, 11/15/2030	11,800,703

		116,271,297

	Mortgage Related — 26.7%
64,874,626	FHLMC, 1.500%, with various maturities from 2050 to 2051(c)(f)	57,528,900
165,337,601	FHLMC, 2.000%, with various maturities from 2050 to 2051(c)(f)	153,878,504
129,229,131	FHLMC, 2.500%, with various maturities from 2050 to 2052(c)(f)	123,395,673
17,416,764	FHLMC, 3.000%, with various maturities from 2042 to 2050(f)	17,212,582
12,559,641	FHLMC, 3.500%, with various maturities from 2043 to 2050(f)	12,739,994
2,377,152	FHLMC, 4.000%, with various maturities from 2044 to 2048(f)	2,468,044
53,684,052	FHLMC, 4.500%, with various maturities from 2041 to 2049(c)(f)	55,807,820
123,489,065	FHLMC, 5.000%, with various maturities from 2048 to 2050(c)(f)	129,987,092
4,964	FHLMC, 6.000%, 6/01/2035	5,513
45,551,154	FNMA, 1.500%, with various maturities from 2050 to 2051(c)(f)	40,642,056
300,779,090	FNMA, 2.000%, with various maturities from 2050 to 2051(c)(f)	279,833,510
125,843,990	FNMA, 2.500%, with various maturities from 2045 to 2052(c)(f)	120,270,278
51,012,996	FNMA, 3.000%, with various maturities from 2045 to 2050(c)(f)	50,315,143
36,462,271	FNMA, 3.500%, with various maturities from 2043 to 2050(f)	36,646,405
139,359,323	FNMA, 4.000%, with various maturities from 2041 to 2050(c)(f)	142,780,174
152,292,522	FNMA, 4.500%, with various maturities from 2043 to 2050(c)(f)	158,307,715
27,241,954	FNMA, 5.000%, with various maturities from 2048 to 2050(f)	28,780,821
4,318,124	FNMA, 5.500%, 4/01/2050	4,588,512
2,992,258	FNMA, 6.000%, with various maturities from 2034 to 2049(f)	3,214,448
5,750	FNMA, 6.500%, with various maturities from 2029 to 2031(f)	6,173
19,630	FNMA, 7.000%, with various maturities in 2030(f)	20,437
11,215	FNMA, 7.500%, with various maturities from 2024 to 2032(f)	12,054
1,295	GNMA, 3.890%, 12/20/2062(a)	1,268
6,471	GNMA, 3.986%, 7/20/2063(a)	6,567
5,909	GNMA, 4.064%, 5/20/2063(a)	5,990
24,978	GNMA, 4.183%, 7/20/2063(a)	25,134
5,017	GNMA, 4.316%, 8/20/2061(a)	5,107
19,568	GNMA, 4.390%, with various maturities in 2062(a)(f)	19,092
4,356,447	GNMA, 4.401%, 11/20/2066(a)	4,460,066
6,189,107	GNMA, 4.412%, 12/20/2066(a)	6,377,068
2,611,751	GNMA, 4.418%, 2/20/2066(a)	2,684,517
2,154	GNMA, 4.422%, 5/20/2063(a)	2,187
1,676,972	GNMA, 4.427%, 10/20/2066(a)	1,723,953
1,210,489	GNMA, 4.444%, 2/20/2066(a)	1,242,192
1,565,391	GNMA, 4.474%, 6/20/2066(a)	1,609,277
2,988,305	GNMA, 4.505%, 12/20/2064(a)	3,054,256

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Mortgage Related — continued
$2,027,790	GNMA, 4.524%, 9/20/2066(a)	$2,085,596
2,193,153	GNMA, 4.526%, 12/20/2063(a)	2,231,956
2,928,381	GNMA, 4.542%, 6/20/2066(a)	3,007,328
2,596,960	GNMA, 4.551%, 2/20/2065(a)	2,660,485
2,349,559	GNMA, 4.570%, 6/20/2064(a)	2,399,054
3,973,657	GNMA, 4.575%, 12/20/2064(a)	4,062,307
1,535,515	GNMA, 4.595%, 4/20/2066(a)	1,574,961
4,164,337	GNMA, 4.598%, 2/20/2065(a)	4,271,208
4,278,784	GNMA, 4.614%, 10/20/2064(a)	4,381,263
500,149	GNMA, 4.616%, 1/20/2064(a)	508,637
1,946,995	GNMA, 4.620%, 3/20/2065(a)	1,995,377
1,086,358	GNMA, 4.627%, 1/20/2065(a)	1,114,439
20,923	GNMA, 4.630%, 12/20/2061(a)	19,891
2,829,246	GNMA, 4.636%, 3/20/2066(a)	2,923,046
5,740,466	GNMA, 4.639%, 12/20/2066(a)	5,925,055
3,043,599	GNMA, 4.661%, 1/20/2065(a)	3,121,152
2,160,940	GNMA, 4.663%, 1/20/2064(a)	2,200,430
3,408,103	GNMA, 4.665%, 6/20/2064(a)	3,484,411
1,386,541	GNMA, 4.692%, 6/20/2066(a)	1,436,373
46,123	GNMA, 4.700%, with various maturities from 2062 to 2063(a)(f)	45,083
2,899,698	GNMA, 4.715%, 1/20/2064(a)	2,965,505
97,182	GNMA, 5.500%, 4/15/2038	107,402
20,254	GNMA, 6.000%, with various maturities from 2029 to 2038(f)	21,958
23,238	GNMA, 6.500%, with various maturities from 2029 to 2032(f)	24,828
30,479	GNMA, 7.000%, 9/15/2025	31,158
2,808	GNMA, 7.500%, with various maturities from 2025 to 2030(f)	2,909
64,876,000	UMBS® (TBA), 2.000%, 5/01/2037(g)	62,867,632
45,410,000	UMBS® (TBA), 3.500%, 5/01/2052(g)	45,331,433
197,946,000	UMBS® (TBA), 2.500%, 5/01/2052(g)	188,461,378
26,588,000	UMBS® (TBA), 3.000%, 5/01/2052(g)	25,945,563
44,221,000	UMBS® (TBA), 3.500%, 6/01/2052(g)	44,030,482
68,805,000	UMBS® (TBA), 4.000%, 5/01/2052(g)	69,962,897
44,222,000	UMBS® (TBA), 4.000%, 6/01/2052(g)	44,814,706

		1,973,674,425

	Natural Gas — 0.1%
6,262,000	Atmos Energy Corp., 0.625%, 3/09/2023	6,168,884
2,701,000	Boston Gas Co., 3.001%, 8/01/2029, 144A	2,564,748

		8,733,632

	Non-Agency Commercial Mortgage-Backed Securities — 2.0%
22,085,000	AOA Mortgage Trust, Series 2021-1177, Class A, 1-month LIBOR + 0.874%, 1.271%, 10/15/2038, 144A(b)(c)	21,436,209
1,531,640	BANK, Series 2019-BN16, Class A4, 4.005%, 2/15/2052	1,588,051
3,409,380	BANK, Series 2019-BN20, Class A3, 3.011%, 9/15/2062	3,325,753
12,696,152	BANK, Series 2019-BN22, Class A4, 2.978%, 11/15/2062	12,353,296
6,138,240	BANK, Series 2019-BN24, Class A3, 2.960%, 11/15/2062	5,963,345
7,135,000	BPR Trust, Series 2021-NRD, Class A, 1-month Term SOFR + 1.525%, 1.829%, 12/15/2023, 144A(b)	6,956,488
14,179,842	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A4, 3.102%, 12/15/2072	13,724,981
7,070,071	Citigroup Commercial Mortgage Trust, Series 2019-GC43, Class A4, 3.038%, 11/10/2052(c)	6,902,316
	Non-Agency Commercial Mortgage-Backed Securities — continued
$9,877,514	Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class A5, 2.717%, 2/15/2053	$9,368,536
908,054	Commercial Mortgage Trust, Series 2010-C1, Class D, 5.755%, 7/10/2046, 144A(a)	907,603
2,112,208	Credit Suisse Mortgage Trust, Series 2014-USA, Class A1, 3.304%, 9/15/2037, 144A	2,064,271
11,367,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 3.953%, 9/15/2037, 144A	11,172,451
6,360,852	Extended Stay America Trust, Series 2021-ESH, Class A, 1-month LIBOR + 1.080%, 1.477%, 7/15/2038, 144A(b)	6,284,961
1,475,916	Extended Stay America Trust, Series 2021-ESH, Class D, 1-month LIBOR + 2.250%, 2.647%, 7/15/2038, 144A(b)	1,453,680
5,627,003	GS Mortgage Securities Trust, Series 2011-GC5, Class C, 5.163%, 8/10/2044, 144A(a)	4,651,477
2,317,554	GS Mortgage Securities Trust, Series 2014-GC18, Class B, 4.885%, 1/10/2047(a)	2,156,942
6,596,065	GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911%, 2/13/2053	6,364,457
8,370,000	MedTrust, Series 2021-MDLN, Class A, 1-month LIBOR + 0.950%, 1.347%, 11/15/2038, 144A(b)	8,225,507
3,825,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.152%, 8/15/2046(a)	3,846,112
6,909,759	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.185%, 3/10/2046	6,927,601
4,982,141	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class D, 4.888%, 6/15/2044, 144A(a)	4,741,951
5,245,978	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class AS, 4.176%, 5/15/2047	5,268,094

		145,684,082

	Oil Field Services — 0.3%
21,664,000	Thaioil Treasury Center Co. Ltd., 4.875%, 1/23/2043, 144A	20,478,979

	Paper — 0.4%
11,675,000	Klabin Austria GmbH, 7.000%, 4/03/2049, 144A	12,275,679
8,445,000	Suzano Austria GmbH, 3.125%, 1/15/2032	7,477,034
8,529,000	Suzano Austria GmbH, 3.750%, 1/15/2031	8,030,053

		27,782,766

	Pharmaceuticals — 0.4%
9,325,000	Bausch Health Cos., Inc., 5.250%, 1/30/2030, 144A	7,325,160
3,863,000	Jazz Securities DAC, 4.375%, 1/15/2029, 144A	3,742,281
12,284,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	11,121,811
7,588,000	Teva Pharmaceutical Finance Netherlands III BV, 7.125%, 1/31/2025	7,982,120
2,903,000	Viatris, Inc., 4.000%, 6/22/2050	2,438,742

		32,610,114

	Property & Casualty Insurance — 0.1%
2,585,000	Ascot Group Ltd., 4.250%, 12/15/2030, 144A	2,528,759
6,865,000	Liberty Mutual Group, Inc., 3.950%, 5/15/2060, 144A	6,246,112

		8,774,871

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Refining — 0.2%
$12,089,000	Ultrapar International S.A., 5.250%, 10/06/2026, 144A	$12,270,335

	REITs – Apartments — 0.0%
1,715,000	American Homes 4 Rent, 3.375%, 7/15/2051	1,433,205

	REITs – Diversified — 0.3%
3,790,000	EPR Properties, 3.600%, 11/15/2031	3,436,020
16,503,000	iStar, Inc., 4.250%, 8/01/2025	16,234,826
1,267,000	iStar, Inc., 4.750%, 10/01/2024	1,277,351

		20,948,197

	Retailers — 1.0%
3,081,000	Alibaba Group Holding Ltd., 3.250%, 2/09/2061	2,312,698
1,097,000	Asbury Automotive Group, Inc., 4.500%, 3/01/2028	1,053,778
1,942,000	Asbury Automotive Group, Inc., 4.750%, 3/01/2030	1,832,763
11,715,000	Dick’s Sporting Goods, Inc., 4.100%, 1/15/2052	9,998,124
25,444,000	El Puerto de Liverpool SAB de CV, 3.875%, 10/06/2026, 144A	26,207,574
8,985,000	Falabella S.A., 3.375%, 1/15/2032, 144A	8,378,602
1,820,000	Group 1 Automotive, Inc., 4.000%, 8/15/2028, 144A	1,694,875
856,000	Hanesbrands, Inc., 4.625%, 5/15/2024, 144A	868,840
4,042,000	Hanesbrands, Inc., 4.875%, 5/15/2026, 144A	4,065,140
3,889,000	Ken Garff Automotive LLC, 4.875%, 9/15/2028, 144A	3,655,660
3,280,000	Lithia Motors, Inc., 3.875%, 6/01/2029, 144A	3,116,197
10,257,000	Lithia Motors, Inc., 4.375%, 1/15/2031, 144A	9,910,826
4,582,000	MercadoLibre, Inc., 3.125%, 1/14/2031	3,992,526

		77,087,603

	Sovereigns — 3.0%
13,213,000	Colombia Government International Bond, 4.125%, 5/15/2051	9,968,151
22,169,000	Dominican Republic, 4.875%, 9/23/2032, 144A	20,063,167
11,070,000	Dominican Republic, 5.300%, 1/21/2041, 144A	9,603,336
15,265,000	Egypt Government International Bond, 7.625%, 5/29/2032, 144A	13,810,886
24,753,000	Kingdom of Saudi Arabia, 3.250%, 10/26/2026, 144A	25,331,973
14,611,000	Morocco Government International Bond, 4.000%, 12/15/2050, 144A	11,684,417
2,980,000	Peruvian Government International Bond, 2.392%, 1/23/2026	2,891,166
7,473,000	Qatar Government International Bond, 4.400%, 4/16/2050, 144A	8,398,740
17,772,000	Republic of Ghana, 7.750%, 4/07/2029, 144A	12,989,555
5,029,000	State of Qatar, 3.875%, 4/23/2023, 144A	5,116,907
4,253,157,000	Uruguay Government International Bond, 8.250%, 5/21/2031, (UYU)	98,594,643

		218,452,941

	Supermarkets — 0.2%
12,455,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.250%, 3/15/2026, 144A	11,770,224

	Technology — 2.5%
3,425,000	Baidu, Inc., 2.375%, 10/09/2030	3,033,146
4,515,000	Baidu, Inc., 3.075%, 4/07/2025	4,440,006
3,890,000	Broadcom, Inc., 3.137%, 11/15/2035, 144A	3,427,451
12,254,000	Corning, Inc., 5.450%, 11/15/2079	13,543,438
3,133,000	Equifax, Inc., 2.600%, 12/15/2025	3,042,508
2,544,000	Equifax, Inc., 3.300%, 12/15/2022	2,557,343
4,324,000	Equifax, Inc., 7.000%, 7/01/2037	5,302,721
	Technology — continued
$12,320,000	HCL America, Inc., 1.375%, 3/10/2026, 144A	$11,337,973
7,756,000	Hewlett Packard Enterprise Co., 4.450%, 10/02/2023	7,943,789
15,421,000	Hewlett Packard Enterprise Co., 6.200%, 10/15/2035	17,733,432
16,919,000	Iron Mountain, Inc., 4.500%, 2/15/2031, 144A	15,624,866
5,460,000	Jabil, Inc., 3.000%, 1/15/2031	5,001,619
11,294,000	Microchip Technology, Inc., 2.670%, 9/01/2023	11,256,173
6,371,000	Microchip Technology, Inc., 4.333%, 6/01/2023	6,471,049
6,151,000	Molex Electronic Technologies LLC, 3.900%, 4/15/2025, 144A	6,253,264
15,801,000	Oracle Corp., 4.100%, 3/25/2061	13,469,720
4,505,000	Qorvo, Inc., 1.750%, 12/15/2024, 144A	4,297,184
5,778,000	Sabre GLBL, Inc., 7.375%, 9/01/2025, 144A	6,033,561
1,475,000	Sabre GLBL, Inc., 9.250%, 4/15/2025, 144A	1,635,237
1,374,000	Science Applications International Corp., 4.875%, 4/01/2028, 144A	1,353,857
2,060,000	Seagate HDD Cayman, 4.125%, 1/15/2031	1,952,180
5,644,000	Sensata Technologies BV, 4.000%, 4/15/2029, 144A	5,374,386
7,989,000	Sensata Technologies, Inc., 3.750%, 2/15/2031, 144A	7,389,825
14,793,000	Tencent Holdings Ltd., 3.290%, 6/03/2060, 144A	11,188,542
17,432,000	Ziff Davis, Inc., 4.625%, 10/15/2030, 144A	16,599,186

		186,262,456

	Tobacco — 0.5%
3,362,000	Altria Group, Inc., 2.350%, 5/06/2025	3,265,362
31,751,000	BAT Capital Corp., 2.789%, 9/06/2024	31,333,824

		34,599,186

	Transportation Services — 0.1%
5,293,000	Ryder System, Inc., MTN, 2.500%, 9/01/2024	5,223,683

	Treasuries — 14.8%
8,220,100(††)	Mexican Fixed Rate Bonds, Series M, 5.750%, 3/05/2026, (MXN)	37,586,810
25,562,431(††)	Mexican Fixed Rate Bonds, Series M 20, 8.500%, 5/31/2029, (MXN)	129,887,737
468,727,000	Republic of Uruguay, 8.500%, 3/15/2028, 144A, (UYU)	11,177,073
132,590,000	U.S. Treasury Bond, 1.750%, 8/15/2041	114,918,239
190,464,000	U.S. Treasury Bond, 1.875%, 11/15/2051	167,072,640
234,700,000	U.S. Treasury Bond, 2.000%, 11/15/2041(c)	212,366,828
10,150,000	U.S. Treasury Bond, 2.250%, 5/15/2041	9,581,838
83,040,000	U.S. Treasury Bond, 2.250%, 2/15/2052	79,640,550
93,765,000	U.S. Treasury Bond, 2.375%, 2/15/2042	90,439,273
105,730,000	U.S. Treasury Note, 1.875%, 2/28/2029	102,062,491
41,277,000	U.S. Treasury Note, 1.875%, 2/15/2032	39,638,819
97,680,000	U.S. Treasury Note, 2.500%, 3/31/2027	97,893,675
93,095,000	Uruguay Government International Bond, 8.500%, 3/15/2028, (UYU)	2,219,905

		1,094,485,878

	Utility Other — 0.3%
23,526,215	Acwa Power Management & Investments One Ltd., 5.950%, 12/15/2039, 144A	25,007,896

	Wireless — 1.0%
6,400,000	America Movil SAB de CV, 2.875%, 5/07/2030	6,113,984
14,780,000	America Movil SAB de CV, 5.375%, 4/04/2032, 144A	14,876,218
19,567,000	Bharti Airtel Ltd., 4.375%, 6/10/2025, 144A	19,708,081
983,000	Crown Castle International Corp., 4.150%, 7/01/2050	957,904

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Wireless — continued
$5,305,000	Empresa Nacional de Telecomunicaciones S.A., 3.050%, 9/14/2032, 144A	$4,814,288
7,180,000	Kenbourne Invest S.A., 4.700%, 1/22/2028, 144A	6,324,216
5,452,000	Millicom International Cellular S.A., 4.500%, 4/27/2031, 144A	5,077,420
16,920,000	SBA Communications Corp., 3.125%, 2/01/2029	15,390,770

		73,262,881

	Wirelines — 0.7%
20,028,000	AT&T, Inc., 1.700%, 3/25/2026	18,960,221
7,956,000	AT&T, Inc., 3.500%, 9/15/2053	6,980,945
3,863,000	AT&T, Inc., 3.650%, 6/01/2051	3,515,229
14,391,000	AT&T, Inc., 3.650%, 9/15/2059	12,619,937
7,539,000	AT&T, Inc., 3.800%, 12/01/2057	6,878,131

		48,954,463

	Total Non-Convertible Bonds (Identified Cost $6,950,478,172)	6,604,565,817

Municipals — 0.1%
	Virginia — 0.1%
12,785,000	University of Virginia, Revenue Bond, Series A, 3.227%, 9/01/2119	9,728,787

	Total Municipals (Identified Cost $12,785,000)	9,728,787

	Total Bonds and Notes (Identified Cost $6,963,263,172)	6,614,294,604

Senior Loans — 5.8%
	Aerospace & Defense — 0.2%
12,752,185	TransDigm, Inc., 2020 Term Loan F, 1-month LIBOR + 2.250%, 2.707%, 12/09/2025(b)(h)	12,529,022
6,296,314	TransDigm, Inc., 2020 Term Loan G, 1-month LIBOR + 2.250%, 2.707%, 8/22/2024(b)(h)	6,197,966

		18,726,988

	Automotive — 0.1%
2,710,500	KAR Auction Services, Inc., 2019 Term Loan B6, 1-month LIBOR + 2.250%, 2.750%, 9/19/2026(b)(h)	2,683,395
1,487,781	Visteon Corp., 2018 Term Loan B, LIBOR + 1.750%, 2.208%, 3/25/2024(a)(h)	1,461,120

		4,144,515

	Brokerage — 0.2%
5,527,722	AllSpring Buyer LLC, Term Loan B, 3-month LIBOR + 3.250%, 4.313%, 11/01/2028(b)(i)	5,484,550
10,106,232	Citadel Securities LP, 2021 Term Loan B, 1-month LIBOR + 2.500%, 2.927%, 2/02/2028(b)(h)	10,039,430

		15,523,980

	Building Materials — 0.9%
19,490,127	American Builders & Contractors Supply Co., Inc., 2019 Term Loan, 1-month LIBOR + 2.000%, 2.457%, 1/15/2027(b)(h)	19,219,798
15,214,262	Beacon Roofing Supply, Inc., 2021 Term Loan B, 1-month LIBOR + 2.250%, 2.707%, 5/19/2028(b)(h)	14,969,768
10,055,303	Quikrete Holdings, Inc., 2016 1st Lien Term Loan, 1-month LIBOR + 2.500%, 3.082%, 2/01/2027(b)(h)	9,795,575
	Building Materials — continued
$7,323,510	Quikrete Holdings, Inc., 2021 Term Loan B1, 6/11/2028(j)	$7,181,141
17,867,869	Summit Materials Cos. I LLC, 2017 Term Loan B, 1-month LIBOR + 2.000%, 2.457%, 11/21/2024(b)(h)	17,784,962

		68,951,244

	Cable Satellite — 0.5%
12,181,198	CSC Holdings LLC, 2017 Term Loan B1, 1-month LIBOR + 2.250%, 2.647%, 7/17/2025(b)(h)	11,960,475
4,217,424	Telenet Financing USD LLC, 2020 USD Term Loan AR, 3-month LIBOR + 2.000%, 2.397%, 4/30/2028(b)(h)	4,114,983
9,994,764	UPC Broadband Holding BV, 2020 USD Term Loan AT, 3-month LIBOR + 2.250%, 2.647%, 4/30/2028(b)(h)	9,750,292
12,405,000	Virgin Media Bristol LLC, USD Term Loan N, 3-month LIBOR + 2.500%, 2.897%, 1/31/2028(b)(h)	12,236,416

		38,062,166

	Chemicals — 0.0%
3,016	Venator Materials Corp., Term Loan B, 1-month LIBOR + 3.000%, 3.457%, 8/08/2024(b)(h)	2,881

	Consumer Cyclical Services — 0.2%
428,218	FrontDoor, Inc., 2021 Term Loan B, 1-month LIBOR + 2.250%, 2.707%, 6/17/2028(b)(h)	422,865
4,322,338	RE/MAX International, Inc., 2021 Term Loan B, 1-month LIBOR + 2.500%, 3.000%, 7/21/2028(b)(i)	4,223,269
10,991,367	Trans Union LLC, 2019 Term Loan B5, 1-month LIBOR + 1.750%, 2.207%, 11/16/2026(b)(h)	10,818,253

		15,464,387

	Consumer Products — 0.2%
6,194,735	Coty, Inc., 2018 USD Term Loan B, 1-month LIBOR + 2.250%, 2.560%, 4/07/2025(b)(h)	6,032,123
1,377,594	Griffon Corp., Term Loan B, 90-day Average SOFR + 2.750%, 3.267%, 1/24/2029(b)(i)	1,361,669
4,512,576	SRAM LLC, 2021 Term Loan B, LIBOR + 2.750%, 3.251%, 5/18/2028(a)(i)	4,454,273

		11,848,065

	Electric — 0.3%
5,742,202	Calpine Corp., 2019 Term Loan B10, 1-month LIBOR + 2.000%, 2.457%, 8/12/2026(b)(h)	5,652,796
4,338,417	Calpine Corp., Term Loan B9, 1-month LIBOR + 2.000%, 2.457%, 4/05/2026(b)(h)	4,271,518
9,854,475	Pacific Gas & Electric Co., 2020 Term Loan, 1-month LIBOR + 3.000%, 3.500%, 6/23/2025(b)(i)	9,718,976

		19,643,290

	Food & Beverage — 0.1%
8,942,631	Aramark Services, Inc., 2021 Term Loan B, 1-month LIBOR + 2.500%, 2.957%, 4/06/2028(b)(h)	8,808,491

	Gaming — 0.2%
4,340,348	Churchill Downs, Inc., 2017 Term Loan B, 1-month LIBOR + 2.000%, 2.460%, 12/27/2024(b)(h)	4,275,242
10,011,913	Churchill Downs, Inc., 2021 Incremental Term Loan B1, 1-month LIBOR + 2.000%, 2.460%, 3/17/2028(b)(h)	9,853,425

		14,128,667

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Industrial Other — 0.3%
$14,292,643	AEA International Holdings (Lux) S.a.r.l., Term Loan B, 3-month LIBOR + 3.750%, 4.813%, 9/07/2028(b)(i)	$14,239,045
7,770,950	AECOM, 2021 Term Loan B, 1-month LIBOR + 1.750%, 2.197%, 4/13/2028(b)(h)	7,747,327

		21,986,372

	Media Entertainment — 0.5%
4,796,313	E.W. Scripps Co. (The), 2020 Term Loan B3, 1-month LIBOR + 3.000%, 3.750%, 1/07/2028(b)(k)	4,758,086
8,712,049	Entercom Media Corp., 2019 Term Loan, 1-month LIBOR + 2.500%, 2.947%, 11/18/2024(b)(h)	8,546,520
3,468,383	Lamar Media Corp., 2020 Term Loan B, 1-month LIBOR + 1.500%, 1.968%, 2/05/2027(b)(h)	3,442,370
10,888,398	Nielsen Finance LLC, USD Term Loan B4, 1-month LIBOR + 2.000%, 2.306%, 10/04/2023(b)(h)	10,871,412
5,898,750	Sinclair Television Group, Inc., Term Loan B2B, 1-month LIBOR + 2.500%, 2.960%, 9/30/2026(b)(h)	5,711,937
6,690,750	WMG Acquisition Corp., 2021 Term Loan G, 1-month LIBOR + 2.125%, 2.582%, 1/20/2028(b)(h)	6,621,032

		39,951,357

	Midstream — 0.1%
7,410,667	DT Midstream, Inc., Term Loan B, LIBOR + 2.000%, 2.500%, 6/26/2028(a)(i)	7,391,102

	Pharmaceuticals — 0.5%
4,275,592	Bausch Health Cos., Inc., Term Loan B, 1-month LIBOR + 2.750%, 3.207%, 11/27/2025(b)(h)	4,232,835
6,233,458	Change Healthcare Holdings LLC, 2017 Term Loan B, 1-month LIBOR + 2.500%, 3.500%, 3/01/2024(b)(l)	6,191,382
19,140,502	Elanco Animal Health, Inc., Term Loan B, 1-month LIBOR + 1.750%, 1.981%, 8/01/2027(b)(h)	18,811,477
4,639,811	Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, 1-month LIBOR + 2.000%, 2.457%, 11/15/2027(b)(h)	4,556,295

		33,791,989

	Property & Casualty Insurance — 0.1%
2,645,350	USI, Inc., 2017 Repriced Term Loan, 3-month LIBOR + 3.000%, 4.006%, 5/16/2024(b)(h)	2,625,457
2,077,231	USI, Inc., 2019 Incremental Term Loan B, 3-month LIBOR + 3.250%, 4.256%, 12/02/2026(b)(h)	2,058,182

		4,683,639

	Restaurants — 0.2%
18,078,863	1011778 B.C. Unlimited Liability Co., Term Loan B4, 1-month LIBOR + 1.750%, 2.207%, 11/19/2026(b)(h)	17,668,292

	Retailers — 0.1%
7,602,016	Restoration Hardware, Inc., Term Loan B, 1-month LIBOR + 2.500%, 3.000%, 10/20/2028(b)(i)	7,451,344

	Technology — 0.7%
$9,727,076	Iron Mountain, Inc., 2018 Term Loan B, 1-month LIBOR + 1.750%, 2.207%, 1/02/2026(b)(h)	$9,573,097
19,573,019	ON Semiconductor Corp., 2019 Term Loan B, 1-month LIBOR + 2.000%, 2.457%, 9/19/2026(b)(h)	19,528,980
1,715,849	Sabre GLBL, Inc., 2018 Term Loan B, 1-month LIBOR + 2.000%, 2.457%, 2/22/2024(b)(h)	1,686,902
3,529,272	Sabre GLBL, Inc., 2021 Term Loan B1, 1-month LIBOR + 3.500%, 4.000%, 12/17/2027(b)(i)	3,485,156
5,625,869	Sabre GLBL, Inc., 2021 Term Loan B2, 1-month LIBOR + 3.500%, 4.000%, 12/17/2027(b)(i)	5,555,546
9,421,290	SS&C Technologies, Inc., 2018 Term Loan B5, 1-month LIBOR + 1.750%, 2.207%, 4/16/2025(b)(h)	9,260,374

		49,090,055

	Transportation Services — 0.2%
10,334,223	Uber Technologies, Inc., 2021 Term Loan B, 1-month LIBOR + 3.500%, 3.957%, 2/25/2027(b)(h)	10,282,552
4,649,710	WEX, Inc., 2021 Term Loan, 1-month LIBOR + 2.250%, 2.707%, 3/31/2028(b)(h)	4,587,450

		14,870,002

	Wireless — 0.2%
2,244,903	Asurion LLC, 2018 Term Loan B6, 1-month LIBOR + 3.125%, 3.582%, 11/03/2023(b)(h)	2,229,189
15,619,155	Asurion LLC, 2020 Term Loan B8, 1-month LIBOR + 3.250%, 3.707%, 12/23/2026(b)(h)	15,261,164

		17,490,353

	Total Senior Loans (Identified Cost $433,774,008)	429,679,179

Collateralized Loan Obligations — 1.5%
1,585,000	AMMC CLO Ltd., Series 2018-22A, Class D, 3-month LIBOR + 2.700%, 2.958%, 4/25/2031, 144A(b)	1,527,820
400,000	Ares XXXVII CLO Ltd., Series 2015-4A, Class A3R, 3-month LIBOR + 1.500%, 1.741%, 10/15/2030, 144A(b)	395,448
1,165,000	Bain Capital Credit CLO, Series 2019-1A, Class CR, 3-month LIBOR + 2.1500%, 2.398%, 4/19/2034, 144A(b)	1,160,969
420,000	Bain Capital Credit CLO Ltd., Series 2021-4A, Class D, 3-month LIBOR + 3.100%, 3.226%, 10/20/2034, 144A(b)	408,363
1,400,000	Ballyrock CLO Ltd., Series 2019-1A, Class A2R, 3-month LIBOR + 1.550%, 1.791%, 7/15/2032, 144A(b)	1,380,127
400,000	Battalion Clo XIX Ltd., Series 2021-19A, Class D, 3-month LIBOR + 3.250%, 3.491%, 4/15/2034, 144A(b)	397,481
1,675,000	Betony CLO Ltd., Series 18-1A, Class A2, 3-month LIBOR + 1.600%, 1.899%, 4/30/2031, 144A(b)	1,654,543
1,575,000	BlueMountain CLO XXIX Ltd., Series 2020-29A, Class BR, 3-month LIBOR + 1.750%, 2.008%, 7/25/2034, 144A(b)	1,557,236
2,035,000	Carbone CLO Ltd., Series 2017-1A, Class A1, 3-month LIBOR + 1.140%, 1.394%, 1/20/2031, 144A(b)	2,025,665
400,000	CarVal CLO II Ltd., Series 2019-1A, Class DR, 3-month LIBOR + 3.200%, 3.454%, 4/20/2032, 144A(b)	395,520

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
$3,515,000	CarVal CLO III Ltd., Series 2019-2A, Class DR, 3-month LIBOR + 2.950%, 3.204%, 7/20/2032, 144A(b)	$3,430,468
525,000	Cayuga Park CLO Ltd., Series 2020-1A, Class B1R, 3-month LIBOR + 1.650%, 1.891%, 7/17/2034, 144A(b)	519,846
540,000	CIFC Funding Ltd., Series 2019-3A, Class CR, 3-month LIBOR + 3.050%, 3.291%, 10/16/2034, 144A(b)	530,079
1,935,000	CIFC Funding Ltd., Series 2020-1A, Class BR, 3-month LIBOR + 1.650%, 1.891%, 7/15/2036, 144A(b)	1,920,567
2,165,000	CIFC Funding Ltd., Series 18-2RA, Class A2, 3-month LIBOR + 1.2500%, 1.504%, 1/20/2028, 144A(b)	2,150,059
2,500,000	CIFC Funding Ltd., Series 2019-5A, Class CR, 3-month LIBOR + 3.1500%, 3.387%, 1/15/2035, 144A(b)	2,466,048
3,900,000	CIFC Funding Ltd., Series 2020-3A, Class DR, 3-month LIBOR + 3.100%, 3.354%, 10/20/2034, 144A(b)	3,827,990
7,190,000	CIFC Funding Ltd., Series 2021-7A, Class D, 3-month LIBOR + 3.000%, 3.128%, 1/23/2035, 144A(b)	7,018,166
7,655,000	Crown City CLO III, Series 2021-1A, Class A1A, 3-month LIBOR + 1.170%, 1.424%, 7/20/2034, 144A(b)	7,567,695
5,450,000	Dryden CLO Ltd., Series 2020-78A, Class A, 3-month LIBOR + 1.180%, 1.421%, 4/17/2033, 144A(b)	5,409,021
2,520,000	Elmwood CLO III Ltd., Series 2019-3A, Class AR, 3-month LIBOR + 1.160%, 1.414%, 10/20/2034, 144A(b)	2,497,960
2,700,000	Elmwood CLO IV Ltd., Series 2020-1A, Class A, 3-month LIBOR + 1.240%, 1.481%, 4/15/2033, 144A(b)	2,688,741
550,000	Fortress Credit BSL XII Ltd., Series 2021-4A, Class D, 3-month LIBOR + 3.650%, 3.786%, 10/15/2034, 144A(b)	534,513
1,650,000	Gilbert Park CLO Ltd., Series 2017-1A, Class D, 3-month LIBOR + 2.950%, 3.191%, 10/15/2030, 144A(b)	1,629,223
1,190,000	Long Point Park CLO Ltd., Series 2017-1A, Class A2, 3-month LIBOR + 1.37500%, 1.616%, 1/17/2030, 144A(b)	1,177,448
1,650,000	Madison Park Funding XLVI Ltd., Series 2020-46A, Class DR, 3-month LIBOR + 3.150%, 3.391%, 10/15/2034, 144A(b)	1,629,390
1,250,000	Magnetite XXI Ltd., Series 2019-21A, Class BR, 3-month LIBOR + 1.3500%, 1.604%, 4/20/2034, 144A(b)	1,219,196
4,320,000	Magnetite XXIII Ltd., Series 2019-23A, Class DR, 3-month LIBOR + 3.0500%, 3.171%, 1/25/2035, 144A(b)	4,238,356
1,900,000	Magnetite Xxx Ltd., Series 2021-30A, Class D, 3-month LIBOR + 2.950%, 3.082%, 10/25/2034, 144A(b)	1,846,792
3,410,000	Neuberger Berman Loan Advisers CLO Ltd., Series 2021-40A, Class B, 3-month LIBOR + 1.400%, 1.641%, 4/16/2033, 144A(b)	3,358,744
2,745,000	NYACK Park CLO Ltd., Series 2021-1A, Class D, 3-month LIBOR + 2.800%, 2.924%, 10/20/2034, 144A(b)	2,661,994
1,150,000	OCP CLO Ltd., Series 2021-21A, Class D, 3-month LIBOR + 2.950%, 3.204%, 7/20/2034, 144A(b)	1,120,099
7,630,000	OHA Credit Funding Ltd., Series 2021-8A, Class B1, 3-month LIBOR + 1.500%, 1.741%, 1/18/2034, 144A(b)	7,525,889
720,000	OHA Credit Partners VII Ltd., Series 2012-7A, Class D1R3, 3-month LIBOR + 2.900%, 3.380%, 2/20/2034, 144A(b)	700,948
3,895,000	OHA Credit Partners XIII Ltd., Series 2016-13A, Class DR, 3-month LIBOR + 3.200%, 3.455%, 10/25/2034, 144A(b)	3,846,235
5,655,000	Palmer Square Loan Funding Ltd., Series 2020-2A, Class C, 3-month LIBOR + 3.000%, 3.254%, 4/20/2028, 144A(b)	5,655,249
3,890,000	Palmer Square Loan Funding Ltd., Series 2019-4A, Class C, 3-month LIBOR + 3.250%, 3.509%, 10/24/2027, 144A(b)	3,890,265
2,120,000	Palmer Square Loan Funding Ltd., Series 2020-4A, Class C, 3-month LIBOR + 3.600%, 4.098%, 11/25/2028, 144A(b)	2,121,079
5,670,000	Post CLO Ltd., Series 2021-1A, Class B, 3-month LIBOR + 1.750%, 1.879%, 10/15/2034, 144A(b)	5,615,880
3,730,000	PPM CLO Ltd., Series 2021-5A, Class B, 3-month LIBOR + 1.700%, 1.819%, 10/18/2034, 144A(b)	3,644,389
3,250,000	Riserva CLO Ltd., Series 2016-3A, Class DRR, 3-month LIBOR + 3.2500%, 3.491%, 1/18/2034, 144A(b)	3,218,628
400,000	Symphony CLO XIV Ltd., Series 2014-14A, Class CR, 3-month LIBOR + 2.100%, 2.338%, 7/14/2026, 144A(b)	400,072
940,000	Telos CLO Ltd., Series 2014-5A, Class DR, 3-month LIBOR + 3.300%, 3.541%, 4/17/2028, 144A(b)	929,997
657,897	WhiteHorse IX Ltd., Series 2014-9A, Class C, 3-month LIBOR + 2.700%, 2.941%, 7/17/2026, 144A(b)	657,947

	Total Collateralized Loan Obligations (Identified Cost $108,914,780)	108,552,145

Short-Term Investments — 8.1%
467,373,794	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2022 at 0.000% to be repurchased at $467,373,793 on 4/01/2022 collateralized by $403,979,700 U.S. Treasury Bond, 3.375% due 11/15/2048 valued at $476,721,321 including accrued interest (Note 2 of Notes to Financial Statements)	467,373,794
70,615,000	U.S. Treasury Bills, 0.050%-0.060%, 4/14/2022(m)(n)	70,611,398
60,745,000	U.S. Treasury Bills, 0.050%-0.065%, 4/12/2022(m)(n)	60,742,401

	Total Short-Term Investments (Identified Cost $598,731,324)	598,727,593

	Total Investments — 104.9% (Identified Cost $8,104,683,284)	7,751,253,521
	Other assets less liabilities — (4.9)%	(365,378,558)

	Net Assets — 100.0%	$7,385,874,963

Bonds and Notes Sold Short — (1.0)%
	Mortgage Related — (1.0)%
$68,805,000	UMBS® (TBA), 4.000%, 4/01/2052(g) (Proceeds $71,422,815)	$(70,267,106)

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2022 is disclosed.
(b)	Variable rate security. Rate as of March 31, 2022 is disclosed.
(c)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts or TBA transactions.
(d)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(e)	Fair valued by the Fund’s adviser. At March 31, 2022, the value of these securities amounted to $153,360 or less than 0.1% of net assets. See Note 2 of Notes to Financial Statements.
(f)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(g)	When-issued/delayed delivery. See Note 2 of Notes to Financial Statements.
(h)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark rate (LIBOR floor) of 0.00%, to which the spread is added.
(i)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark rate (LIBOR floor) of 0.50%, to which the spread is added.
(j)	Position is unsettled. Contract rate was not determined at March 31, 2022 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(k)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark rate (LIBOR floor) of 0.75%, to which the spread is added.
(l)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark rate (LIBOR floor) of 1.00%, to which the spread is added.
(m)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(n)	The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the value of Rule 144A holdings amounted to $1,990,579,038 or 27.0% of net assets.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS®	Uniform Mortgage-Backed Securities

MXN	Mexican Peso
UYU	Uruguayan Peso

At March 31, 2022, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note	6/21/2022	1,636	$199,633,599	$201,023,500	$1,389,901

Industry Summary at March 31, 2022 (Unaudited)

Mortgage Related	26.7%
Treasuries	14.8
Banking	8.6
Technology	3.2
Sovereigns	3.0
Finance Companies	2.6
Electric	2.3
Government Owned – No Guarantee	2.2
Non-Agency Commercial Mortgage-Backed Securities	2.0
Other Investments, less than 2% each	29.9
Short-Term Investments	8.1
Collateralized Loan Obligations	1.5

Total Investments	104.9
Other assets less liabilities (including futures contracts and securities sold short )	(4.9)

Net Assets	100.0%

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Credit Income Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 92.4% of Net Assets
Non-Convertible Bonds — 87.0%
	Aerospace & Defense — 3.2%
$125,000	Boeing Co. (The), 2.196%, 2/04/2026	$118,177
20,000	Boeing Co. (The), 2.250%, 6/15/2026	18,904
20,000	Boeing Co. (The), 2.950%, 2/01/2030	18,531
5,000	Boeing Co. (The), 3.100%, 5/01/2026	4,913
10,000	Boeing Co. (The), 3.200%, 3/01/2029	9,529
5,000	Boeing Co. (The), 3.250%, 2/01/2035	4,465
5,000	Boeing Co. (The), 3.375%, 6/15/2046	4,136
5,000	Boeing Co. (The), 3.500%, 3/01/2039	4,303
15,000	Boeing Co. (The), 3.550%, 3/01/2038	13,184
220,000	Boeing Co. (The), 3.625%, 2/01/2031	214,136
5,000	Boeing Co. (The), 3.625%, 3/01/2048	4,243
40,000	Boeing Co. (The), 3.750%, 2/01/2050	35,784
15,000	Boeing Co. (The), 3.825%, 3/01/2059	12,320
10,000	Boeing Co. (The), 3.850%, 11/01/2048	8,768
15,000	Boeing Co. (The), 3.900%, 5/01/2049	13,535
30,000	Boeing Co. (The), 3.950%, 8/01/2059	25,989
40,000	Boeing Co. (The), 5.150%, 5/01/2030	42,658
10,000	Boeing Co. (The), 5.805%, 5/01/2050	11,547
30,000	Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	30,321
20,000	Huntington Ingalls Industries, Inc., 4.200%, 5/01/2030	20,801
5,000	Spirit AeroSystems, Inc., 4.600%, 6/15/2028	4,693
125,000	Textron, Inc., 3.000%, 6/01/2030	119,288

		740,225

	Airlines — 0.5%
73,308	American Airlines Pass Through Trust, Series 2016-3, Class A, 3.250%, 4/15/2030	65,628
15,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.500%, 4/20/2026, 144A	15,112
15,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 4/20/2029, 144A	14,944
12,960	United Airlines Pass Through Trust, Series 2020-1, Class B, 4.875%, 7/15/2027	12,719

		108,403

	Automotive — 1.6%
60,000	Allison Transmission, Inc., 3.750%, 1/30/2031, 144A	54,429
40,000	Ford Motor Co., 3.250%, 2/12/2032	35,725
40,000	Ford Motor Co., 9.000%, 4/22/2025	45,805
170,000	General Motors Co., 5.200%, 4/01/2045	172,070
40,000	General Motors Co., 6.250%, 10/02/2043	45,352
5,000	General Motors Financial Co., Inc., Series C, (fixed rate to 9/30/2030, variable rate thereafter), 5.700%(a)	5,239

		358,620

	Banking — 10.8%
40,000	Ally Financial, Inc., 2.200%, 11/02/2028	36,135
65,000	Ally Financial, Inc., Series B, (fixed rate to 5/15/2026, variable rate thereafter), 4.700%(a)	61,185
50,000	Ally Financial, Inc., Series C, (fixed rate to 5/15/2028, variable rate thereafter), 4.700%(a)	45,500
270,000	Bank of America Corp., MTN, 4.250%, 10/22/2026(b)	277,904
200,000	Barclays PLC, (fixed rate to 9/23/2030, variable rate thereafter), 3.564%, 9/23/2035	184,206
215,000	Citigroup, Inc., 4.450%, 9/29/2027	221,759
250,000	Credit Agricole S.A., (fixed rate to 1/10/2028, variable rate thereafter), 4.000%, 1/10/2033, 144A	245,830
150,000	Deutsche Bank AG, (fixed rate to 9/18/2030, variable rate thereafter), 3.547%, 9/18/2031	141,447
120,000	Goldman Sachs Group, Inc. (The), (fixed rate to 1/24/2024, variable rate thereafter), 1.757%, 1/24/2025	116,988
390,000	Morgan Stanley, 3.625%, 1/20/2027(b)	393,353
80,000	Morgan Stanley, (fixed rate to 1/21/2027, variable rate thereafter), 2.475%, 1/21/2028	76,266
	Banking — continued
$200,000	NatWest Group PLC, (fixed rate to 6/14/2026, variable rate thereafter), 1.642%, 6/14/2027(b)	$182,844
115,000	Santander Holdings USA, Inc., 3.244%, 10/05/2026	112,100
200,000	Societe Generale S.A., (fixed rate to 7/08/2030, variable rate thereafter), 3.653%, 7/08/2035, 144A	184,405
200,000	Standard Chartered PLC, (fixed rate to 4/01/2030, variable rate thereafter), 4.644%, 4/01/2031, 144A(b)	206,221

		2,486,143

	Brokerage — 1.0%
15,000	Jefferies Group LLC, 6.250%, 1/15/2036	17,540
180,000	Jefferies Group LLC, 6.500%, 1/20/2043	215,646

		233,186

	Building Materials — 0.2%
35,000	Builders FirstSource, Inc., 6.750%, 6/01/2027, 144A	36,313

	Cable Satellite — 4.5%
125,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 2/01/2031, 144A	113,935
120,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 8/15/2030, 144A	112,595
35,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 2/01/2032, 144A	32,593
90,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.950%, 6/30/2062	72,780
165,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.800%, 3/01/2050	156,735
200,000	CSC Holdings LLC, 5.000%, 11/15/2031, 144A	167,572
15,000	DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc., 5.875%, 8/15/2027, 144A	14,756
100,000	DISH DBS Corp., 5.125%, 6/01/2029	85,159
110,000	DISH DBS Corp., 5.250%, 12/01/2026, 144A	104,775
200,000	Time Warner Cable LLC, 4.500%, 9/15/2042	184,984

		1,045,884

	Chemicals — 1.4%
70,000	CF Industries, Inc., 4.500%, 12/01/2026, 144A	73,062
15,000	FMC Corp., 3.450%, 10/01/2029	14,734
60,000	Hercules LLC, 6.500%, 6/30/2029	63,759
200,000	Orbia Advance Corp. SAB de CV, 2.875%, 5/11/2031, 144A	177,456

		329,011

	Construction Machinery — 0.6%
90,000	Caterpillar Financial Services Corp., MTN, 0.950%, 1/10/2024	87,675
20,000	John Deere Capital Corp., MTN, 0.900%, 1/10/2024	19,461
35,000	John Deere Capital Corp., MTN, 1.250%, 1/10/2025	33,689

		140,825

	Consumer Cyclical Services — 2.3%
185,000	Expedia Group, Inc., 3.250%, 2/15/2030	176,097
50,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.500%, 3/01/2029, 144A	45,974
325,000	Uber Technologies, Inc., 4.500%, 8/15/2029, 144A	304,687
5,000	Uber Technologies, Inc., 7.500%, 9/15/2027, 144A	5,331

		532,089

	Electric — 1.5%
15,000	AES Corp. (The), 2.450%, 1/15/2031	13,414
5,000	AES Corp. (The), 3.950%, 7/15/2030, 144A	4,953
85,000	Calpine Corp., 3.750%, 3/01/2031, 144A	76,091
40,000	Calpine Corp., 5.125%, 3/15/2028, 144A	38,103
20,000	IPALCO Enterprises, Inc., 4.250%, 5/01/2030	20,031
35,000	NRG Energy, Inc., 4.450%, 6/15/2029, 144A	35,014

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Credit Income Fund – (continued)

Principal Amount	Description	Value (†)
	Electric — continued
$35,000	NRG Energy, Inc., 5.250%, 6/15/2029, 144A	$34,203
140,000	Pacific Gas & Electric Co., 3.500%, 8/01/2050	112,708
20,000	Vistra Operations Co. LLC, 3.700%, 1/30/2027, 144A	19,195

		353,712

	Finance Companies — 7.0%
150,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.875%, 1/23/2028	146,199
105,000	Air Lease Corp., 3.125%, 12/01/2030	97,074
205,000	Air Lease Corp., MTN, 3.000%, 2/01/2030	188,816
40,000	Air Lease Corp., Series B, (fixed rate to 6/15/2026, variable rate thereafter), 4.650%(a)	35,900
125,000	Aircastle Ltd., 4.125%, 5/01/2024	124,794
15,000	Aircastle Ltd., (fixed rate to 6/15/2026, variable rate thereafter), 5.250%, 144A(a)	13,725
60,000	Ares Capital Corp., 2.875%, 6/15/2028	53,118
65,000	Ares Capital Corp., 3.200%, 11/15/2031	55,085
25,000	Aviation Capital Group LLC, 1.950%, 1/30/2026, 144A	22,960
30,000	Barings BDC, Inc., 3.300%, 11/23/2026, 144A	27,700
115,000	Blackstone Secured Lending Fund, 2.125%, 2/15/2027, 144A	102,016
40,000	FS KKR Capital Corp., 3.125%, 10/12/2028	35,659
35,000	FS KKR Capital Corp., 3.400%, 1/15/2026	33,886
75,000	Hercules Capital, Inc., 3.375%, 1/20/2027	70,409
75,000	Navient Corp., 5.000%, 3/15/2027	71,437
35,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	32,068
10,000	OneMain Finance Corp., 7.125%, 3/15/2026	10,689
50,000	Owl Rock Capital Corp., 2.625%, 1/15/2027	44,815
50,000	Owl Rock Capital Corp., 2.875%, 6/11/2028	43,609
60,000	Owl Rock Technology Finance Corp., 2.500%, 1/15/2027	54,188
110,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026, 144A	100,996
75,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029, 144A	68,539
155,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	140,275
55,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033, 144A	48,174

		1,622,131

	Financial Other — 1.1%
30,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029	27,525
115,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	112,864
35,000	Nationstar Mortgage Holdings, Inc., 5.750%, 11/15/2031, 144A	33,380
200,000	Times China Holdings Ltd., 6.200%, 3/22/2026	75,834

		249,603

	Food & Beverage — 2.5%
30,000	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.250%, 4/27/2029, 144A	29,850
20,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.000%, 2/02/2029, 144A	18,500
145,000	Kraft Heinz Foods Co., 4.375%, 6/01/2046	143,782
95,000	Kraft Heinz Foods Co., 4.875%, 10/01/2049	100,095
10,000	Pilgrim’s Pride Corp., 3.500%, 3/01/2032, 144A	8,743
50,000	Pilgrim’s Pride Corp., 5.875%, 9/30/2027, 144A	50,469
60,000	Post Holdings, Inc., 4.625%, 4/15/2030, 144A	54,027
190,000	Smithfield Foods, Inc., 3.000%, 10/15/2030, 144A	172,437

		577,903

	Gaming — 0.8%
20,000	GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/2032	18,146
85,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 3.875%, 2/15/2029, 144A	83,512
	Gaming — continued
$15,000	Penn National Gaming, Inc., 4.125%, 7/01/2029, 144A	$13,428
55,000	Scientific Games International, Inc., 7.000%, 5/15/2028, 144A	57,007
5,000	Scientific Games International, Inc., 7.250%, 11/15/2029, 144A	5,238

		177,331

	Government Owned – No Guarantee — 0.1%
25,000	EcoPetrol S.A., 4.625%, 11/02/2031	22,625

	Health Insurance — 0.7%
90,000	Centene Corp., 2.500%, 3/01/2031	79,428
35,000	Centene Corp., 2.625%, 8/01/2031	31,150
20,000	Centene Corp., 3.000%, 10/15/2030	18,369
5,000	Centene Corp., 4.625%, 12/15/2029	5,041
20,000	Molina Healthcare, Inc., 3.875%, 5/15/2032, 144A	19,019

		153,007

	Healthcare — 1.6%
25,000	Avantor Funding, Inc., 3.875%, 11/01/2029, 144A	23,500
15,000	Catalent Pharma Solutions, Inc., 3.125%, 2/15/2029, 144A	13,634
75,000	Cigna Corp., 4.375%, 10/15/2028	78,894
5,000	Encompass Health Corp., 4.750%, 2/01/2030	4,800
165,000	HCA, Inc., 4.125%, 6/15/2029	168,185
15,000	HCA, Inc., 5.250%, 6/15/2049	16,427
25,000	Tenet Healthcare Corp., 4.625%, 6/15/2028, 144A	24,531
30,000	Tenet Healthcare Corp., 6.125%, 10/01/2028, 144A	30,488

		360,459

	Home Construction — 1.0%
90,000	Lennar Corp., 4.750%, 11/29/2027	93,756
75,000	MDC Holdings, Inc., 3.966%, 8/06/2061	57,946
70,000	PulteGroup, Inc., 6.000%, 2/15/2035	78,791

		230,493

	Independent Energy — 3.4%
150,000	Aker BP ASA, 4.000%, 1/15/2031, 144A	149,435
5,000	Continental Resources, Inc., 2.875%, 4/01/2032, 144A	4,459
20,000	Continental Resources, Inc., 3.800%, 6/01/2024	20,073
85,000	Continental Resources, Inc., 5.750%, 1/15/2031, 144A	92,973
10,000	Coterra Energy, Inc., 4.375%, 6/01/2024, 144A	10,201
20,000	Diamondback Energy, Inc., 3.125%, 3/24/2031	19,101
25,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028, 144A	24,037
40,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031, 144A	38,090
5,000	EQT Corp., 3.125%, 5/15/2026, 144A	4,856
30,000	EQT Corp., 3.625%, 5/15/2031, 144A	28,650
15,000	EQT Corp., 3.900%, 10/01/2027	14,957
10,000	EQT Corp., 5.000%, 1/15/2029	10,323
55,000	Hess Corp., 4.300%, 4/01/2027	56,435
60,000	Hess Corp., 5.600%, 2/15/2041	67,419
15,000	Occidental Petroleum Corp., 4.100%, 2/15/2047	13,875
45,000	Occidental Petroleum Corp., 4.200%, 3/15/2048	42,075
15,000	Occidental Petroleum Corp., 4.400%, 4/15/2046	14,250
5,000	Occidental Petroleum Corp., 4.400%, 8/15/2049	4,700
5,000	Occidental Petroleum Corp., 4.500%, 7/15/2044	4,781
30,000	Occidental Petroleum Corp., 5.550%, 3/15/2026	31,800
45,000	Ovintiv Exploration, Inc., 5.375%, 1/01/2026	47,698
20,000	Ovintiv Exploration, Inc., 5.625%, 7/01/2024	21,027
50,000	Ovintiv, Inc., 6.500%, 8/15/2034	59,346
5,000	Southwestern Energy Co., 4.750%, 2/01/2032	4,994

		785,555

	Industrial Other — 0.1%
20,000	TopBuild Corp., 4.125%, 2/15/2032, 144A	18,125

	Leisure — 0.9%
55,000	Carnival Corp., 5.750%, 3/01/2027, 144A	52,452
30,000	Carnival Corp., 6.000%, 5/01/2029, 144A	28,270

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Credit Income Fund – (continued)

Principal Amount	Description	Value (†)
	Leisure — continued
$30,000	NCL Corp. Ltd., 5.875%, 3/15/2026, 144A	$28,505
25,000	NCL Corp. Ltd., 5.875%, 2/15/2027, 144A	24,688
10,000	NCL Finance Ltd., 6.125%, 3/15/2028, 144A	9,273
60,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028, 144A	57,199

		200,387

	Life Insurance — 1.0%
50,000	Athene Global Funding, 1.608%, 6/29/2026, 144A	45,556
55,000	Athene Global Funding, 1.716%, 1/07/2025, 144A	52,414
95,000	Athene Global Funding, 2.550%, 11/19/2030, 144A	84,292
30,000	Athene Holding Ltd., 3.500%, 1/15/2031	28,714
30,000	CNO Financial Group, Inc., 5.250%, 5/30/2029	31,621

		242,597

	Lodging — 1.3%
60,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032, 144A	54,450
40,000	Hilton Domestic Operating Co., Inc., 4.000%, 5/01/2031, 144A	37,758
10,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 4.875%, 7/01/2031, 144A	9,291
25,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 5.000%, 6/01/2029, 144A	23,857
5,000	Hyatt Hotels Corp., (Step to 5.625% on 4/23/2022), 5.375%, 4/23/2025	5,249
3,000	Marriott International, Inc., Series EE, 5.750%, 5/01/2025	3,185
25,000	Marriott International, Inc., Series FF, 4.625%, 6/15/2030	25,892
20,000	Marriott International, Inc., Series HH, 2.850%, 4/15/2031	18,254
20,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029, 144A	18,850
45,000	Travel & Leisure Co., 4.500%, 12/01/2029, 144A	41,729
75,000	Travel & Leisure Co., 4.625%, 3/01/2030, 144A	69,750

		308,265

	Media Entertainment — 2.0%
25,000	AMC Networks, Inc., 4.250%, 2/15/2029	23,330
60,000	Clear Channel Outdoor Holdings, Inc., 5.125%, 8/15/2027, 144A	59,351
85,000	iHeartCommunications, Inc., 4.750%, 1/15/2028, 144A	81,175
75,000	iHeartCommunications, Inc., 5.250%, 8/15/2027, 144A	74,156
15,000	Magallanes, Inc., 4.054%, 3/15/2029, 144A	15,073
25,000	Magallanes, Inc., 4.279%, 3/15/2032, 144A	25,141
10,000	Netflix, Inc., 4.875%, 4/15/2028	10,488
135,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	144,004
5,000	Netflix, Inc., 5.375%, 11/15/2029, 144A	5,413
5,000	Netflix, Inc., 5.875%, 11/15/2028	5,511
15,000	Netflix, Inc., 6.375%, 5/15/2029	16,962

		460,604

	Metals & Mining — 3.5%
25,000	Allegheny Technologies, Inc., 5.875%, 12/01/2027	24,982
200,000	Anglo American Capital PLC, 4.500%, 3/15/2028, 144A	207,369
35,000	ArcelorMittal S.A., 7.000%, 10/15/2039	41,081
200,000	First Quantum Minerals Ltd., 6.875%, 10/15/2027, 144A	209,500
45,000	FMG Resources August 2006 Pty Ltd., 4.375%, 4/01/2031, 144A	42,566
25,000	Freeport-McMoRan, Inc., 4.625%, 8/01/2030	25,563
40,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	44,402
10,000	Freeport-McMoRan, Inc., 5.450%, 3/15/2043	11,199
135,000	Glencore Funding LLC, 3.875%, 10/27/2027, 144A	134,306
	Metals & Mining — continued
$20,000	Glencore Funding LLC, 4.000%, 3/27/2027, 144A	$20,061
35,000	Novelis Corp., 4.750%, 1/30/2030, 144A	33,980
10,000	Volcan Cia Minera SAA, 4.375%, 2/11/2026, 144A	9,575

		804,584

	Midstream — 2.6%
115,000	Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/2027	122,581
55,000	DCP Midstream Operating LP, 3.250%, 2/15/2032	49,500
10,000	DCP Midstream Operating LP, 5.125%, 5/15/2029	10,285
55,000	Energy Transfer LP, 4.000%, 10/01/2027	55,354
30,000	EnLink Midstream Partners LP, 5.450%, 6/01/2047	25,275
35,000	EQM Midstream Partners LP, Series 10Y, 5.500%, 7/15/2028	35,137
15,000	Hess Midstream Operations LP, 4.250%, 2/15/2030, 144A	14,154
80,000	NGPL PipeCo LLC, 4.875%, 8/15/2027, 144A	83,037
15,000	Plains All American Pipeline LP/PAA Finance Corp., 3.800%, 9/15/2030	14,713
35,000	Plains All American Pipeline LP/PAA Finance Corp., 4.300%, 1/31/2043	30,989
35,000	Plains All American Pipeline LP/PAA Finance Corp., 4.700%, 6/15/2044	32,841
15,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.000%, 1/15/2032	14,397
60,000	Valero Energy Partners LP, 4.500%, 3/15/2028	61,461
10,000	Western Midstream Operating LP, 4.550%, 2/01/2030	9,950
20,000	Western Midstream Operating LP, 5.300%, 3/01/2048	19,800
5,000	Western Midstream Operating LP, 5.450%, 4/01/2044	5,069
10,000	Western Midstream Operating LP, 5.750%, 2/01/2050	9,750

		594,293

	Paper — 0.2%
45,000	Suzano Austria GmbH, 3.750%, 1/15/2031	42,368

	Pharmaceuticals — 1.9%
10,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028, 144A	9,575
65,000	Bausch Health Cos., Inc., 5.000%, 1/30/2028, 144A	53,532
10,000	Bausch Health Cos., Inc., 5.250%, 1/30/2030, 144A	7,856
50,000	Bausch Health Cos., Inc., 5.250%, 2/15/2031, 144A	38,918
5,000	Bausch Health Cos., Inc., 6.250%, 2/15/2029, 144A	4,100
5,000	Bausch Health Cos., Inc., 7.000%, 1/15/2028, 144A	4,476
50,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	50,500
70,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	63,377
250,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	196,250

		428,584

	Property & Casualty Insurance — 1.2%
175,000	Fidelity National Financial, Inc., 2.450%, 3/15/2031	154,993
65,000	Sirius International Group Ltd., 4.600%, 11/01/2026, 144A	63,356
55,000	Stewart Information Services Corp., 3.600%, 11/15/2031	50,057

		268,406

	REITs – Apartments — 0.0%
10,000	American Homes 4 Rent, 2.375%, 7/15/2031	8,828

	REITs – Diversified — 0.1%
15,000	EPR Properties, 3.600%, 11/15/2031	13,599

	REITs – Mortgage — 0.1%
15,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.250%, 2/01/2027, 144A	14,375

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Credit Income Fund – (continued)

Principal Amount	Description	Value (†)
	REITs – Office Property — 0.0%
$10,000	Corporate Office Properties LP, 2.750%, 4/15/2031	$8,977

	REITs – Shopping Centers – 0.8%
115,000	Brixmor Operating Partnership LP, 4.050%, 7/01/2030	115,384
75,000	SITE Centers Corp., 3.625%, 2/01/2025	75,049

		190,433

	Restaurants — 0.7%
125,000	1011778 B.C. ULC/New Red Finance, Inc., 4.375%, 1/15/2028, 144A	120,000
45,000	Yum! Brands, Inc., 4.625%, 1/31/2032	43,528

		163,528

	Retailers — 0.8%
55,000	Carvana Co., 5.625%, 10/01/2025, 144A	51,857
90,263	CVS Pass-Through Trust, Series 2014, 4.163%, 8/11/2036, 144A	93,997
20,000	Lithia Motors, Inc., 3.875%, 6/01/2029, 144A	19,001
10,000	Murphy Oil USA, Inc., 3.750%, 2/15/2031, 144A	9,125
10,000	Tapestry, Inc., 3.050%, 3/15/2032	9,088

		183,068

	Sovereigns — 0.8%
200,000	Mexico Government International Bond, 4.280%, 8/14/2041	186,434

	Technology — 5.1%
85,000	Avnet, Inc., 4.625%, 4/15/2026	87,261
55,000	Broadcom, Inc., 4.300%, 11/15/2032	55,812
90,000	CDW LLC/CDW Finance Corp., 3.569%, 12/01/2031	83,381
130,000	CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	112,915
60,000	CommScope, Inc., 4.750%, 9/01/2029, 144A	55,261
5,000	Everi Holdings, Inc., 5.000%, 7/15/2029, 144A	4,738
60,000	Iron Mountain, Inc., 5.250%, 7/15/2030, 144A	58,800
35,000	Jabil, Inc., 1.700%, 4/15/2026	32,400
30,000	Marvell Technology, Inc., 2.450%, 4/15/2028	27,584
25,000	Marvell Technology, Inc., 2.950%, 4/15/2031	23,109
265,000	Micron Technology, Inc., 4.663%, 2/15/2030	276,959
25,000	MSCI, Inc., 3.250%, 8/15/2033, 144A	22,470
60,000	Open Text Holdings, Inc., 4.125%, 2/15/2030, 144A	56,892
60,000	Oracle Corp., 3.950%, 3/25/2051	52,453
60,000	Qorvo, Inc., 3.375%, 4/01/2031, 144A	54,561
55,000	S&P Global, Inc., 4.250%, 5/01/2029, 144A	57,875
10,000	Sabre GLBL, Inc., 9.250%, 4/15/2025, 144A	11,086
60,000	TD SYNNEX Corp., 1.750%, 8/09/2026, 144A	54,952
35,000	Verisk Analytics, Inc., 4.125%, 3/15/2029	36,089
5,000	Western Digital Corp., 2.850%, 2/01/2029	4,568
5,000	Western Digital Corp., 3.100%, 2/01/2032	4,477

		1,173,643

	Treasuries — 15.6%
135,000	U.S. Treasury Bond, 1.125%, 8/15/2040	105,833
255,000	U.S. Treasury Bond, 1.875%, 2/15/2051	222,816
1,510,000	U.S. Treasury Note, 0.125%, 1/31/2023(b)(c)	1,492,128
780,000	U.S. Treasury Note, 0.125%, 4/30/2023(b)	766,228
805,000	U.S. Treasury Note, 0.250%, 9/30/2023(b)	782,642
230,000	U.S. Treasury Note, 1.500%, 2/29/2024	226,649

		3,596,296

	Wireless — 2.5%
80,000	Crown Castle International Corp., 2.500%, 7/15/2031	71,364
70,000	SBA Communications Corp., 3.125%, 2/01/2029	63,673
130,000	T-Mobile USA, Inc., 3.375%, 4/15/2029	123,647
65,000	T-Mobile USA, Inc., 3.500%, 4/15/2031	61,164
265,000	T-Mobile USA, Inc., 3.875%, 4/15/2030	266,017

		585,865

	Total Non-Convertible Bonds (Identified Cost $21,355,897)	20,036,777

Convertible Bonds – 5.4%
	Airlines – 0.6%
$20,000	JetBlue Airways Corp., 0.500%, 4/01/2026, 144A	$18,609
90,000	Southwest Airlines Co., 1.250%, 5/01/2025	122,130

		140,739

	Cable Satellite — 1.4%
25,000	DISH Network Corp., Zero Coupon, 0.000%, 12/15/2025(d)	24,254
340,000	DISH Network Corp., 3.375%, 8/15/2026	305,830

		330,084

	Consumer Cyclical Services — 0.3%
20,000	Peloton Interactive, Inc., Zero Coupon, 0.000%-1.003%, 2/15/2026(e)	16,710
55,000	Uber Technologies, Inc., Zero Coupon, 0.000%-1.532%, 12/15/2025(e)	49,300

		66,010

	Gaming — 0.1%
10,000	Penn National Gaming, Inc., 2.750%, 5/15/2026	20,110

	Healthcare — 0.5%
140,000	Teladoc Health, Inc., 1.250%, 6/01/2027	118,090

	Leisure — 0.2%
60,000	NCL Corp. Ltd., 1.125%, 2/15/2027, 144A	54,956

	Media Entertainment — 0.5%
30,000	Bilibili, Inc., 0.500%, 12/01/2026, 144A	21,975
25,000	Twitter, Inc., Zero Coupon, 0.000%, 3/15/2026(d)	20,988
75,000	Zynga, Inc., Zero Coupon, 0.456%-1.992%, 12/15/2026(e)	76,350

		119,313

	Pharmaceuticals — 1.4%
240,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	240,309
15,000	Guardant Health, Inc., Zero Coupon, 0.000%, 11/15/2027(d)	12,031
25,000	Ionis Pharmaceuticals, Inc., Zero Coupon, 0.000%, 4/01/2026, 144A(d)	23,252
40,000	Livongo Health, Inc., 0.875%, 6/01/2025	40,520

		316,112

	Technology — 0.4%
25,000	Nutanix, Inc., 0.250%, 10/01/2027, 144A	20,828
65,000	Splunk, Inc., 1.125%, 6/15/2027	62,075

		82,903

	Total Convertible Bonds (Identified Cost $1,356,166)	1,248,317

	Total Bonds and Notes (Identified Cost $22,712,063)	21,285,094

Collateralized Loan Obligations — 3.2%
250,000	AIMCO CLO Ltd., Series 2021-14A, Class D, 3-month LIBOR + 2.900%, 3.154%, 4/20/2034, 144A(f)	238,768
250,000	Fillmore Park CLO Ltd., Series 2018-1A, Class D, 3-month LIBOR + 2.900%, 3.141%, 7/15/2030, 144A(f)	245,576
250,000	Recette CLO Ltd., Series 2015-1A, Class DRR, 3-month LIBOR + 3.250%, 3.504%, 4/20/2034, 144A(f)	243,528

	Total Collateralized Loan Obligations (Identified Cost $750,000)	727,872

Shares
Preferred Stocks — 2.3%
Convertible Preferred Stocks — 2.3%
	Banking — 1.0%
97	Bank of America Corp., Series L, 7.250%	127,312
83	Wells Fargo & Co., Class A, Series L, 7.500%	109,975

		237,287

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Credit Income Fund – (continued)

Shares	Description	Value (†)
	Technology — 0.1%
273	Clarivate PLC, Series A, 5.250%	$18,529

	Wireless — 1.2%
250	2020 Cash Mandatory Exchangeable Trust, 5.250%, 144A(g)(h)	278,750

	Total Convertible Preferred Stocks (Identified Cost $591,279)	534,566

	Total Preferred Stocks (Identified Cost $591,279)	534,566

Principal Amount
Short-Term Investments — 1.5%
$355,617	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2022 at 0.000% to be repurchased at $355,617 on 4/01/2022 collateralized by $364,100 U.S. Treasury Note, 2.375% due 3/31/2029 valued at $362,791 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $355,617)	355,617

	Total Investments — 99.4% (Identified Cost $24,408,959)	22,903,149
	Other assets less liabilities — 0.6%	137,628

	Net Assets — 100.0%	$23,040,777

(†)	See Note 2 of Notes to Financial Statements.
(a)	Perpetual bond with no specified maturity date.
(b)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(c)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(d)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(e)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(f)	Variable rate security. Rate as of March 31, 2022 is disclosed.
(g)	Illiquid security.
(h)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At March 31, 2022, the value of this security amounted to $278,750 or 1.2% of net assets. See Note 2 of Notes to Financial Statements.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the value of Rule 144A holdings amounted to $7,573,678 or 32.9% of net assets.
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

At March 31, 2022, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra 10 Year U.S. Treasury Note	6/21/2022	15	$2,097,275	$2,032,031	$65,244

Industry Summary at March 31, 2022 (Unaudited)

Treasuries	15.6%
Banking	11.8
Finance Companies	7.0
Cable Satellite	5.9
Technology	5.6
Wireless	3.7
Metals & Mining	3.5
Independent Energy	3.4
Pharmaceuticals	3.3
Aerospace & Defense	3.2
Consumer Cyclical Services	2.6
Midstream	2.6
Media Entertainment	2.5
Food & Beverage	2.5
Healthcare	2.1
Other Investments, less than 2% each	19.4
Collateralized Loan Obligations	3.2
Short-Term Investments	1.5

Total Investments	99.4
Other assets less liabilities (including futures contracts)	0.6

Net Assets	100.0%

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Global Allocation Fund

Shares	Description	Value (†)
Common Stocks — 67.3% of Net Assets
	Canada — 0.4%
646,549	Canada Goose Holdings, Inc.(a)	$16,989,269
22,985	Descartes Systems Group, Inc. (The)(a)	1,682,852

		18,672,121

	France — 2.2%
607,804	Dassault Systemes SE	29,860,559
94,127	LVMH Moet Hennessy Louis Vuitton SE	67,187,729

		97,048,288

	Hong Kong — 0.8%
3,332,200	AIA Group Ltd.	34,794,423

	India — 1.1%
2,507,735	HDFC Bank Ltd.	48,298,498

	Japan — 1.2%
1,570,861	Nomura Research Institute Ltd.	51,252,926

	Netherlands — 3.2%
210,316	ASML Holding NV	140,537,665

	Sweden — 1.4%
1,212,567	Atlas Copco AB, Class A	62,939,413

	Taiwan — 1.9%
4,172,000	Taiwan Semiconductor Manufacturing Co. Ltd.	85,582,376

	United Kingdom — 3.6%
798,070	Halma PLC	26,110,536
414,707	Linde PLC	132,469,857

		158,580,393

	United States — 51.5%
313,590	Accenture PLC, Class A	105,751,956
117,905	Adobe, Inc.(a)	53,719,876
843,730	Airbnb, Inc., Class A(a)	144,919,065
5,639	Alphabet, Inc., Class C(a)	15,749,671
46,899	Alphabet, Inc., Class A(a)	130,442,534
46,054	Amazon.com, Inc.(a)	150,133,737
88,173	Azenta, Inc.	7,307,778
195,384	Copart, Inc.(a)	24,514,830
163,032	Costco Wholesale Corp.	93,881,977
492,713	Cummins, Inc.	101,060,363
427,719	Danaher Corp.	125,462,814
773,946	Dropbox, Inc., Class A(a)	17,994,245
226,363	Estee Lauder Cos., Inc. (The), Class A	61,643,172
226,305	Goldman Sachs Group, Inc. (The)	74,703,281
262,853	Home Depot, Inc. (The)	78,679,788
498,220	IQVIA Holdings, Inc.(a)	115,193,446
390,858	Mastercard, Inc., Class A	139,684,832
298,750	Meta Platforms, Inc., Class A(a)	66,430,050
47,995	Mettler-Toledo International, Inc.(a)	65,906,254
419,574	NVIDIA Corp.	114,484,962
207,663	Roper Technologies, Inc.	98,064,699
261,434	S&P Global, Inc.	107,234,998
556,196	salesforce.com, inc.(a)	118,091,535
273,850	Sherwin-Williams Co. (The)	68,358,437
267,513	Texas Instruments, Inc.	49,083,285
232,426	UnitedHealth Group, Inc.	118,530,287
66,428	VeriSign, Inc.(a)	14,777,573

		2,261,805,445

	Total Common Stocks (Identified Cost $2,187,396,313)	2,959,511,548

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 31.3%
Non-Convertible Bonds — 29.0%
	Australia — 0.7%
3,010,000	Australia Government Bond, Series 133, 5.500%, 4/21/2023, (AUD)(b)	$2,356,560
10,700,000	Australia Government Bond, Series 164, 0.500%, 9/21/2026, (AUD)(b)	7,305,994
800,000	FMG Resources August 2006 Pty Ltd., 4.375%, 4/01/2031, 144A	756,720
670,000	GAIF Bond Issuer Pty Ltd., 3.400%, 9/30/2026, 144A	675,300
3,560,000	Glencore Funding LLC, 1.625%, 9/01/2025, 144A	3,328,600
5,000,000	Macquarie Group Ltd., (fixed rate to 1/14/2032, variable rate thereafter), 2.871%, 1/14/2033, 144A(b)	4,437,835
4,000,000	Macquarie Group Ltd., (fixed rate to 9/23/2026, variable rate thereafter), 1.629%, 9/23/2027, 144A(b)	3,609,972
11,610,000	New South Wales Treasury Corp., 2.000%, 3/08/2033, (AUD)(b)	7,656,796
95,000	Sydney Airport Finance Co. Pty Ltd., 3.375%, 4/30/2025, 144A	94,439
1,370,000	Westpac Banking Corp., 1.953%, 11/20/2028(b)	1,261,855

		31,484,071

	Belgium — 0.1%
2,745,000	Anheuser-Busch InBev S.A., EMTN, 2.000%, 1/23/2035, (EUR)	3,027,394
1,690,000	Anheuser-Busch InBev Worldwide, Inc., 4.750%, 1/23/2029	1,832,256

		4,859,650

	Brazil — 0.7%
1,035,000	Braskem Netherlands Finance BV, 4.500%, 1/10/2028	1,021,235
1,785,000	Braskem Netherlands Finance BV, 4.500%, 1/31/2030	1,727,505
53,329(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2031, (BRL)	10,288,655
2,685,000	Brazilian Government International Bond, 4.500%, 5/30/2029	2,632,374
1,085,000	Brazilian Government International Bond, 4.625%, 1/13/2028	1,087,431
2,980,000	BRF S.A., 4.875%, 1/24/2030	2,841,430
650,000	Centrais Eletricas Brasileiras S.A., 4.625%, 2/04/2030, 144A	607,750
400,000	Cosan Luxembourg S.A., 5.000%, 3/14/2023, 144A	400,100
1,100,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	1,111,011
2,465,000	Petrobras Global Finance BV, 5.999%, 1/27/2028	2,586,894
150,000	Petrobras Global Finance BV, 6.875%, 1/20/2040	154,599
575,000	Raizen Fuels Finance S.A., 5.300%, 1/20/2027, 144A	595,125
2,515,000	Suzano Austria GmbH, 2.500%, 9/15/2028	2,269,410
1,185,000	Suzano Austria GmbH, 3.125%, 1/15/2032	1,049,175
550,000	Suzano Austria GmbH, 3.750%, 1/15/2031	517,825

		28,890,519

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Canada — 3.3%
$790,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030, 144A	$712,608
363,716	Air Canada Pass Through Trust, Series 2015-2, Class A, 4.125%, 6/15/2029, 144A	349,033
734,616	Air Canada Pass Through Trust, Series 2017-1, Class AA, 3.300%, 7/15/2031, 144A(b)	697,716
505,000	Antares Holdings LP, 3.750%, 7/15/2027, 144A	465,883
1,210,000	Antares Holdings LP, 3.950%, 7/15/2026, 144A	1,127,895
1,010,000	Antares Holdings LP, 6.000%, 8/15/2023, 144A	1,031,044
4,500,000	Bank of Montreal, (fixed rate to 1/22/2026, variable rate thereafter), MTN, 0.949%, 1/22/2027(b)	4,129,200
2,675,000	Bank of Nova Scotia (The), 1.050%, 3/02/2026(b)	2,453,872
2,525,000	Bank of Nova Scotia (The), 1.300%, 9/15/2026(b)	2,321,921
2,835,000	Bell Telephone Co. of Canada/Bell Canada (The), MTN, 3.600%, 9/29/2027, (CAD)	2,252,398
1,735,000	Brookfield Finance I UK PLC, 2.340%, 1/30/2032	1,542,273
1,015,000	Brookfield Finance, Inc., 3.900%, 1/25/2028	1,019,297
2,715,000	Brookfield Renewable Partners ULC, MTN, 4.250%, 1/15/2029, (CAD)	2,216,173
1,220,000	Canada Housing Trust No. 1, 1.550%, 12/15/2026, 144A, (CAD)(b)	925,557
35,055,000	Canadian Government Bond, 0.500%, 9/01/2025, (CAD)(b)	26,329,315
62,805,000	Canadian Government Bond, 1.500%, 12/01/2031, (CAD)	46,370,652
970,000	Canadian Imperial Bank of Commerce, 3.500%, 9/13/2023(b)	984,432
1,800,000	Canadian Imperial Bank of Commerce, (fixed rate to 7/22/2022, variable rate thereafter), 2.606%, 7/22/2023(b)	1,800,286
2,465,000	Canadian Pacific Railway Co., 1.750%, 12/02/2026	2,321,959
800,000	CPPIB Capital, Inc., 0.375%, 6/20/2024, 144A, (EUR)(b)	881,044
4,695,000	Enbridge Gas, Inc., MTN, 2.900%, 4/01/2030, (CAD)(b)	3,567,096
430,000	Enbridge, Inc., 2.900%, 7/15/2022	431,086
4,770,000	Enbridge, Inc., MTN, 2.990%, 10/03/2029, (CAD)	3,532,658
2,965,000	Federation des Caisses Desjardins du Quebec, (fixed rate to 5/26/2025, variable rate thereafter), 2.856%, 5/26/2030, (CAD)(b)	2,304,335
182,519	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A2, 2.616%, 7/12/2047, 144A, (CAD)	142,469
4,670,000	Ontario Power Generation, Inc., MTN, 2.977%, 9/13/2029, (CAD)(b)	3,574,288
5,000,000	Province of British Columbia Canada, Series 10, 1.750%, 9/27/2024(b)	4,909,746
2,355,000	Province of Quebec Canada, 2.300%, 9/01/2029, (CAD)(b)	1,800,511
2,725,000	Royal Bank of Canada, 0.875%, 1/20/2026(b)	2,504,957
2,040,000	Royal Bank of Canada, 1.200%, 4/27/2026(b)	1,887,958
2,475,000	Royal Bank of Canada, GMTN, 2.250%, 11/01/2024(b)	2,440,281
2,960,000	Shaw Communications, Inc., 3.300%, 12/10/2029, (CAD)	2,222,409
	Canada — continued
$7,170,000	Toronto-Dominion Bank (The), 1.950%, 1/12/2027(b)	$6,790,781
2,500,000	Toronto-Dominion Bank (The), 2.100%, 7/15/2022, 144A(b)	2,505,110
1,690,000	Toronto-Dominion Bank (The), GMTN, 3.500%, 7/19/2023(b)	1,717,718
1,675,000	Toronto-Dominion Bank (The), MTN, 1.150%, 6/12/2025(b)	1,580,799
1,580,000	Videotron Ltd., 5.125%, 4/15/2027, 144A	1,598,923

		143,443,683

	Chile — 0.4%
715,000	Banco de Chile, 2.990%, 12/09/2031, 144A(b)	659,838
2,525,000	Banco Santander Chile, 3.177%, 10/26/2031, 144A(b)	2,411,981
950,000	Celulosa Arauco y Constitucion S.A., 4.500%, 8/01/2024	976,134
1,500,000	Chile Government International Bond, 2.450%, 1/31/2031(b)	1,404,795
1,005,000	Chile Government International Bond, 2.550%, 1/27/2032(b)	944,318
2,580,000	Colbun S.A., 3.150%, 3/06/2030	2,390,396
1,960,000	Corp. Nacional del Cobre de Chile, 3.000%, 9/30/2029, 144A(b)	1,866,948
570,000	Corp. Nacional del Cobre de Chile, 3.750%, 1/15/2031, 144A(b)	570,471
595,000	Empresa Nacional de Telecomunicaciones S.A., 3.050%, 9/14/2032, 144A	539,962
1,980,000	Empresa Nacional del Petroleo, 3.450%, 9/16/2031, 144A(b)	1,815,541
525,000	Enel Chile S.A., 4.875%, 6/12/2028	543,853
2,690,000	Engie Energia Chile S.A., 3.400%, 1/28/2030	2,474,827
800,000	Inversiones CMPC S.A., 4.375%, 5/15/2023, 144A	813,008
1,120,000	Transelec S.A., 4.250%, 1/14/2025, 144A	1,142,400

		18,554,472

	China — 1.0%
920,000	Alibaba Group Holding Ltd., 3.400%, 12/06/2027(b)	902,677
795,000	Baidu, Inc., 3.875%, 9/29/2023(b)	802,982
98,500,000	China Government Bond, 2.200%, 7/27/2025, (CNY)(b)	15,255,368
6,500,000	China Government Bond, 3.390%, 5/21/2025, (CNH)(b)	1,043,786
500,000	China Government Bond, 3.480%, 6/29/2027, (CNH)	81,210
25,000,000	China Government Bond, 3.900%, 7/04/2036, (CNH)(b)	4,270,462
67,500,000	China Government Bond, 4.000%, 11/30/2035, (CNY)(b)	11,678,948
2,600,000	Country Garden Holdings Co. Ltd., 2.700%, 7/12/2026	1,844,778
2,800,000	Country Garden Holdings Co. Ltd., 3.300%, 1/12/2031	1,933,764
2,435,000	Country Garden Holdings Co. Ltd., 8.000%, 1/27/2024	2,089,303
905,000	Industrial & Commercial Bank of China Ltd., 2.957%, 11/08/2022(b)	906,765
2,750,000	Shimao Group Holdings Ltd., 3.450%, 1/11/2031(c)(d)	682,880
2,750,000	Sunac China Holdings Ltd., 5.950%, 4/26/2024(c)(d)	701,223
625,000	Tencent Holdings Ltd., 2.880%, 4/22/2031, 144A(b)	570,869

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	China — continued
$500,000	Tencent Holdings Ltd., 2.985%, 1/19/2023, 144A(b)	$499,715
1,175,000	Tencent Holdings Ltd., 3.280%, 4/11/2024, 144A(b)	1,168,238
1,270,000	Weibo Corp., 3.500%, 7/05/2024	1,239,850

		45,672,818

	Colombia — 0.4%
1,395,000	Colombia Government International Bond, 3.125%, 4/15/2031	1,180,519
2,536,000	Ecopetrol S.A., 5.875%, 5/28/2045	2,221,790
1,300,000	Empresas Publicas de Medellin ESP, 4.250%, 7/18/2029, 144A	1,157,260
1,026,000	Millicom International Cellular S.A., 6.250%, 3/25/2029, 144A	1,088,714
1,035,000	Millicom International Cellular S.A., 6.625%, 10/15/2026	1,060,875
575,000	Republic of Colombia, 3.875%, 4/25/2027	551,241
7,073,300,000	Republic of Colombia, Series B, 6.250%, 11/26/2025, (COP)	1,707,051
29,559,900,000	Titulos De Tesoreria, Series B, 7.500%, 8/26/2026, (COP)	7,331,512
870,000	Transportadora de Gas Internacional S.A. E.S.P., 5.550%, 11/01/2028, 144A	898,832

		17,197,794

	Denmark — 0.1%
2,055,000	Orsted A/S, EMTN, 2.125%, 5/17/2027, (GBP)	2,664,785

	Dominican Republic — 0.1%
2,160,000	Dominican Republic, 4.500%, 1/30/2030, 144A	1,981,822
1,155,000	Dominican Republic, 4.875%, 9/23/2032, 144A	1,045,287
590,000	Dominican Republic, 5.950%, 1/25/2027, 144A	606,514
995,000	Dominican Republic, 6.000%, 7/19/2028, 144A	1,012,034
425,000	Dominican Republic, 8.625%, 4/20/2027, 144A	469,625

		5,115,282

	Ecuador — 0.1%
4,275,000	Ecuador Government International Bond, (Step to 5.500% on 7/31/2022), 5.000%, 7/31/2030	3,569,668

	Egypt — 0.1%
1,515,000	Egypt Government International Bond, 5.250%, 10/06/2025	1,457,127
1,435,000	Egypt Government International Bond, 7.625%, 5/29/2032	1,298,305

		2,755,432

	Finland — 0.1%
3,575,000	Nordea Bank Abp, 0.750%, 8/28/2025, 144A(b)	3,293,301

	France — 0.2%
205,000	BNP Paribas S.A., 4.375%, 5/12/2026, 144A	207,728
890,000	BNP Paribas S.A., (fixed rate to 6/09/2025, variable rate thereafter), 2.219%, 6/09/2026, 144A(b)	846,306
250,000	Credit Agricole S.A., 3.250%, 10/04/2024, 144A	249,992
4,500,000	Credit Agricole S.A., (fixed rate to 1/26/2026, variable rate thereafter), 1.247%, 1/26/2027, 144A(b)	4,093,986
1,300,000	Edenred, 1.875%, 3/06/2026, (EUR)	1,468,095
1,400,000	Engie S.A., 1.250%, 10/24/2041, (EUR)	1,269,510
500,000	Holding d’Infrastructures de Transport SASU, EMTN, 0.625%, 3/27/2023, (EUR)	555,116
500,000	Holding d’Infrastructures de Transport SASU, EMTN, 1.625%, 11/27/2027, (EUR)	542,717
	France — continued
$1,015,000	Societe Generale S.A., 4.750%, 11/24/2025, 144A	$1,023,610
230,000	SPCM S.A., 3.125%, 3/15/2027, 144A	211,600
215,000	SPCM S.A., 3.375%, 3/15/2030, 144A	188,749

		10,657,409

	Germany — 0.3%
1,165,000	BMW U.S. Capital LLC, 3.150%, 4/18/2024, 144A(b)	1,170,981
1,395,000	BMW U.S. Capital LLC, 4.150%, 4/09/2030, 144A(b)	1,464,412
1,635,000	Deutsche Bank AG, (fixed rate to 1/07/2027, variable rate thereafter), 2.552%, 1/07/2028	1,508,359
305,000	Deutsche Bank AG, (fixed rate to 10/07/2031, variable rate thereafter), 3.742%, 1/07/2033	269,559
2,255,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	2,011,342
3,220,000	Fraport AG Frankfurt Airport Services Worldwide, 1.875%, 3/31/2028, (EUR)	3,431,216
3,790,000	Kreditanstalt fuer Wiederaufbau, EMTN, 1.250%, 8/28/2023, (NOK)(b)	426,123
1,450,000	Siemens Financieringsmaatschappij NV, 2.350%, 10/15/2026, 144A(b)	1,396,221
490,000	Volkswagen Group of America Finance LLC, 1.625%, 11/24/2027, 144A	435,052
420,000	Volkswagen Group of America Finance LLC, 3.350%, 5/13/2025, 144A	418,682

		12,531,947

	Guatemala — 0.0%
1,050,000	CT Trust, 5.125%, 2/03/2032, 144A	1,049,423

	Hong Kong — 0.1%
355,000	AIA Group Ltd., 3.200%, 3/11/2025, 144A	357,032
1,405,000	AIA Group Ltd., 3.600%, 4/09/2029(b)	1,415,205
1,135,000	AIA Group Ltd., 3.900%, 4/06/2028, 144A(b)	1,155,566

		2,927,803

	India — 0.3%
1,195,000	Adani Ports & Special Economic Zone Ltd., 3.100%, 2/02/2031, 144A	1,028,787
2,480,000	Adani Ports & Special Economic Zone Ltd., 4.200%, 8/04/2027	2,415,931
2,940,000	Bharti Airtel Ltd., 3.250%, 6/03/2031	2,717,190
2,790,000	Export-Import Bank of India, 2.250%, 1/13/2031, 144A	2,391,203
1,230,000	ICICI Bank Ltd., EMTN, 3.250%, 9/09/2022	1,230,763
1,250,000	Power Finance Corp. Ltd., 3.950%, 4/23/2030, 144A	1,198,387
2,400,000	Shriram Transport Finance Co. Ltd., 4.150%, 7/18/2025, 144A	2,286,000
2,420,000	Shriram Transport Finance Co. Ltd., 4.400%, 3/13/2024	2,366,760

		15,635,021

	Indonesia — 0.2%
300,000	Indonesia Government International Bond, 4.125%, 1/15/2025, 144A	308,175
50,092,000,000	Indonesia Treasury Bond, Series FR75, 7.500%, 5/15/2038, (IDR)	3,566,306
43,840,000,000	Indonesia Treasury Bond, Series FR82, 7.000%, 9/15/2030, (IDR)	3,104,010
1,475,000	Republic of Indonesia, 2.850%, 2/14/2030	1,450,559

		8,429,050

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Ireland — 0.2%
$645,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.000%, 10/29/2028	$594,811
3,245,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	2,925,236
1,250,000	Bank of Ireland Group PLC, 4.500%, 11/25/2023, 144A	1,273,970
3,710,000	Ireland Government Bond, Zero Coupon, 0.029%, 10/18/2031, (EUR)(b)(e)	3,724,172
375,000	Ireland Government Bond, 3.400%, 3/18/2024, (EUR)(b)	442,165

		8,960,354

	Israel — 0.7%
10,950,000	State of Israel, 1.000%, 3/31/2030, (ILS)(b)	3,176,464
2,750,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	2,777,500
4,140,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	3,748,315
20,421,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	16,030,485
4,475,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	4,295,776
510,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	490,222

		30,518,762

	Italy — 0.4%
200,000	Intesa Sanpaolo SpA, 5.710%, 1/15/2026, 144A	204,309
530,000	Intesa Sanpaolo SpA, EMTN, 3.928%, 9/15/2026, (EUR)	612,855
6,965,000	Italy Buoni Poliennali Del Tesoro, 1.350%, 4/01/2030, (EUR)	7,464,710
3,305,000	Italy Buoni Poliennali Del Tesoro, 2.000%, 2/01/2028, (EUR)	3,769,862
1,975,000	Italy Government International Bond, 2.375%, 10/17/2024	1,941,449
3,335,000	Republic of Italy, 2.500%, 11/15/2025, (EUR)	3,892,995
630,000	UniCredit SpA, (fixed rate to 4/02/2029, variable rate thereafter), 7.296%, 4/02/2034, 144A	667,286
635,000	UniCredit SpA, (fixed rate to 6/19/2027, variable rate thereafter), 5.861%, 6/19/2032, 144A	624,052
200,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035, 144A	191,109

		19,368,627

	Japan — 1.0%
995,386,000(†††)	Japan Government CPI Linked Bond, Series 23, 0.100%, 3/10/2028, (JPY)(b)	8,607,511
2,020,350,000	Japan Government Thirty Year Bond, Series 62, 0.500%, 3/20/2049, (JPY)(b)	15,067,987
2,375,000	Mitsubishi UFJ Financial Group, Inc., (fixed rate to 1/19/2027, variable rate thereafter), 2.341%, 1/19/2028(b)	2,243,152
3,000,000	Mitsubishi UFJ Financial Group, Inc., (fixed rate to 10/13/2026, variable rate thereafter), 1.640%, 10/13/2027(b)	2,757,859
2,020,000	Mizuho Financial Group, Inc., 2.564%, 9/13/2031(b)	1,765,488
2,000,000	Mizuho Financial Group, Inc., (fixed rate to 7/10/2023, variable rate thereafter), 1.241%, 7/10/2024(b)	1,957,287
	Japan — continued
$2,000,000	Nomura Holdings, Inc., 1.851%, 7/16/2025(b)	$1,887,743
2,385,000	Nomura Holdings, Inc., 2.710%, 1/22/2029	2,198,884
3,050,000	Sumitomo Mitsui Financial Group, Inc., 1.402%, 9/17/2026(b)	2,782,430
1,445,000	Sumitomo Mitsui Financial Group, Inc., 3.040%, 7/16/2029(b)	1,389,612
2,790,000	Toyota Motor Corp., 2.362%, 3/25/2031(b)	2,607,381

		43,265,334

	Korea — 1.1%
765,000	Export-Import Bank of Korea, 3.000%, 11/01/2022(b)	767,303
160,900,000	Export-Import Bank of Korea, MTN, 6.750%, 8/09/2022, (INR)(b)	2,128,461
636,300,000	Export-Import Bank of Korea, MTN, 6.900%, 2/07/2023, (INR)(b)(c)(d)	8,440,138
1,100,000	Hyundai Capital Services, Inc., 3.750%, 3/05/2023, 144A	1,112,374
1,650,000	Kia Corp., 1.750%, 10/16/2026, 144A	1,537,256
1,060,000	Kia Corp., 2.750%, 2/14/2027, 144A	1,025,094
1,575,000	Kia Corp., 3.000%, 4/25/2023, 144A	1,579,630
2,720,000	Kookmin Bank, 1.375%, 5/06/2026, 144A(b)	2,544,315
1,515,000	Korea East-West Power Co. Ltd., 1.750%, 5/06/2025, 144A(b)	1,451,279
910,000	Korea Gas Corp., 2.750%, 7/20/2022, 144A(b)	910,628
2,400,000	Korea National Oil Corp., 2.125%, 4/18/2027, 144A(b)	2,246,943
670,000	KT Corp., 2.500%, 7/18/2026, 144A(b)	652,073
1,180,000	LG Chem Ltd., 3.250%, 10/15/2024, 144A	1,182,732
4,500,000,000	Republic of Korea, 0.875%, 12/10/2023, (KRW)(b)	3,629,148
4,500,000,000	Republic of Korea, 1.125%, 9/10/2025, (KRW)(b)	3,520,837
13,130,550,000	Republic of Korea, 1.500%, 12/10/2030, (KRW)(b)	9,625,483
1,440,000,000	Republic of Korea, Series 2209, 2.000%, 9/10/2022, (KRW)(b)	1,190,397
770,000	Shinhan Bank Co. Ltd., 3.875%, 3/24/2026, 144A	776,348
2,765,000	SK Hynix, Inc., 2.375%, 1/19/2031, 144A	2,410,097
140,000	SK Telecom Co. Ltd., 6.625%, 7/20/2027, 144A	161,678

		46,892,214

	Luxembourg — 0.0%
920,000	ArcelorMittal S.A., 6.750%, 3/01/2041	1,088,038

	Malaysia — 0.2%
28,570,000	Malaysia Government Bond, 3.480%, 3/15/2023, (MYR)(b)	6,879,423

	Mexico — 1.1%
620,000	Alfa SAB de CV, 6.875%, 3/25/2044	685,987
770,000	America Movil SAB de CV, 2.125%, 3/10/2028, (EUR)	863,802
860,000	America Movil SAB de CV, 2.875%, 5/07/2030	821,567
10,000,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	495,475
730,000	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, 5.375%, 4/17/2025, 144A	761,781
1,905,000	Cemex SAB de CV, 3.875%, 7/11/2031, 144A	1,738,332
855,000	Cemex SAB de CV, 5.450%, 11/19/2029	864,627
400,000	Cemex SAB de CV, 7.375%, 6/05/2027, 144A	428,000
1,775,000	Coca-Cola Femsa SAB de CV, 2.750%, 1/22/2030(b)	1,698,728

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Mexico — continued
$1,205,000	Comision Federal de Electricidad, 4.750%, 2/23/2027	$1,232,112
800,000	Gruma SAB de CV, 4.875%, 12/01/2024	829,008
10,000,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	330,518
840,000	Kimberly-Clark de Mexico SAB de CV, 2.431%, 7/01/2031, 144A(b)	760,654
1,707,184(††††)	Mexican Fixed Rate Bonds, Series M, 5.750%, 3/05/2026, (MXN)(b)	7,806,183
1,294,043(††††)	Mexican Fixed Rate Bonds, Series M 20, 8.500%, 5/31/2029, (MXN)(b)	6,575,287
637,836(††††)	Mexican Fixed Rate Bonds, Series M 30, 8.500%, 11/18/2038, (MXN)	3,254,888
724,558(††††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	3,496,129
2,665,000	Mexico Government International Bond, 3.250%, 4/16/2030	2,565,249
1,880,000	Mexico Government International Bond, 3.500%, 2/12/2034	1,747,441
196,000	Mexico Government International Bond, 4.000%, 3/15/2115, (EUR)	196,443
1,850,000	Orbia Advance Corp. SAB de CV, 1.875%, 5/11/2026, 144A	1,735,836
1,240,000	Orbia Advance Corp. SAB de CV, 4.000%, 10/04/2027	1,240,012
3,505,000	Petroleos Mexicanos, 5.950%, 1/28/2031	3,235,150
100,000	Sigma Alimentos S.A. de CV, 2.625%, 2/07/2024, 144A, (EUR)	112,612
835,000	Sigma Alimentos S.A. de CV, 4.125%, 5/02/2026	841,263
2,090,000	Sigma Finance Netherlands BV, 4.875%, 3/27/2028	2,155,333
1,010,000	Unifin Financiera SAB de CV, 7.250%, 9/27/2023	717,403
2,195,000	Unifin Financiera SAB de CV, 9.875%, 1/28/2029	1,290,879

		48,480,699

	Netherlands — 0.1%
870,000	Cooperatieve Rabobank U.A., 4.375%, 8/04/2025	884,677
1,725,000	ING Groep NV, (fixed rate to 7/01/2025, variable rate thereafter), 1.400%, 7/01/2026, 144A(b)	1,595,852

		2,480,529

	New Zealand — 0.5%
3,495,000	ANZ New Zealand International Ltd., 1.250%, 6/22/2026, 144A(b)	3,228,252
2,200,000	Bank of New Zealand, 1.000%, 3/03/2026, 144A(b)	2,018,750
5,000,000	Fonterra Co-operative Group Ltd., MTN, 5.500%, 2/26/2024, (AUD)(b)	3,940,636
10,700,000	New Zealand Government Bond, 0.500%, 5/15/2024, (NZD)(b)	7,053,160
6,310,000	New Zealand Government Bond, 1.500%, 5/15/2031, (NZD)(b)	3,778,967
3,575,000	New Zealand Government Bond, 3.000%, 4/20/2029, (NZD)(b)	2,446,882

		22,466,647

	Nigeria — 0.0%
1,975,000	Nigeria Government International Bond, 6.125%, 9/28/2028, 144A	1,812,102

	Norway — 0.4%
$3,660,000	DNB Bank ASA, (fixed rate to 5/25/2026, variable rate thereafter), 1.535%, 5/25/2027, 144A(b)	$3,365,386
2,790,000	Equinor ASA, 3.625%, 4/06/2040(b)	2,805,923
41,750,000	Norway Government Bond, 1.750%, 2/17/2027, 144A, (NOK)(b)	4,564,409
16,500,000	Norway Government Bond, Series 478, 1.500%, 2/19/2026, 144A, (NOK)(b)	1,804,168
46,500,000	Norway Government Bond, Series 482, 1.375%, 8/19/2030, 144A, (NOK)(b)	4,809,494

		17,349,380

	Panama — 0.0%
1,485,000	Cable Onda S.A., 4.500%, 1/30/2030, 144A	1,448,618

	Paraguay — 0.1%
1,420,000	Paraguay Government International Bond, 4.950%, 4/28/2031, 144A	1,483,914
800,000	Republic of Paraguay, 5.000%, 4/15/2026, 144A	834,000

		2,317,914

	Peru — 0.2%
3,220,000	Corp. Financiera de Desarrollo S.A., 2.400%, 9/28/2027, 144A	2,949,198
2,005,000	Peruvian Government International Bond, 2.392%, 1/23/2026	1,945,231
2,455,000	Peruvian Government International Bond, 3.000%, 1/15/2034	2,288,453
1,050,000	Transportadora de Gas del Peru S.A., 4.250%, 4/30/2028, 144A	1,065,760

		8,248,642

	Philippines — 0.0%
1,060,000	Philippine Government International Bond, 2.457%, 5/05/2030	1,008,325

	Poland — 0.2%
26,400,000	Republic of Poland Government Bond, 1.250%, 10/25/2030, (PLN)(b)	4,626,244
12,970,000	Republic of Poland Government Bond, 3.250%, 7/25/2025, (PLN)(b)	2,869,744

		7,495,988

	Portugal — 0.1%
3,590,000	EDP Finance BV, 1.710%, 1/24/2028, 144A	3,172,196

	Qatar — 0.1%
1,770,000	Ooredoo International Finance Ltd., 2.625%, 4/08/2031, 144A(b)	1,659,191
1,600,000	Qatar Energy, 2.250%, 7/12/2031, 144A(b)	1,472,224

		3,131,415

	Romania — 0.1%
29,970,000	Romania Government Bond, 4.150%, 10/24/2030, (RON)	5,845,868
1,100,000	Romania Government International Bond, 2.000%, 4/14/2033, 144A, (EUR)	976,396

		6,822,264

	Singapore — 0.3%
785,000	BOC Aviation Ltd., 2.750%, 9/18/2022, 144A	785,093
1,450,000	BOC Aviation Ltd., 3.250%, 4/29/2025, 144A	1,427,423
860,000	BOC Aviation USA Corp., 1.625%, 4/29/2024, 144A	826,073
345,000	DBS Group Holdings Ltd., (fixed rate to 12/11/2023, variable rate thereafter), 4.520%, 12/11/2028, 144A(b)	352,100

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Singapore — continued
4,510,000	Republic of Singapore, 2.750%, 7/01/2023, (SGD)(b)	$3,372,781
10,055,000	Singapore Government Bond, 2.125%, 6/01/2026, (SGD)(b)	7,389,073

		14,152,543

	South Africa — 0.5%
1,400,000	Anglo American Capital PLC, 2.625%, 9/10/2030, 144A	1,269,394
1,400,000	Anglo American Capital PLC, 5.625%, 4/01/2030, 144A	1,543,069
1,420,000	MTN (Mauritius) Investments Ltd., 4.755%, 11/11/2024	1,423,550
930,000	MTN (Mauritius) Investments Ltd., 4.755%, 11/11/2024, 144A	932,325
116,835,000	Republic of South Africa, Series 2035, 8.875%, 2/28/2035, (ZAR)	7,181,605
39,185,000	Republic of South Africa, Series R213, 7.000%, 2/28/2031, (ZAR)	2,234,852
7,585,000	South Africa Government International Bond, 5.750%, 9/30/2049	6,617,913

		21,202,708

	Spain — 0.4%
2,300,000	Banco Bilbao Vizcaya Argentaria S.A., GMTN, 0.750%, 9/11/2022, (EUR)	2,555,570
400,000	Banco Santander S.A., 3.125%, 2/23/2023	402,877
2,000,000	Banco Santander S.A., (fixed rate to 9/14/2026, variable rate thereafter), 1.722%, 9/14/2027(b)	1,806,404
600,000	CaixaBank S.A., (fixed rate to 4/17/2025, variable rate thereafter), EMTN, 2.250%, 4/17/2030, (EUR)	660,225
500,000	CaixaBank S.A., (fixed rate to 7/14/2023, variable rate thereafter), EMTN, 2.750%, 7/14/2028, (EUR)	561,855
3,700,000	Cellnex Telecom S.A., EMTN, 1.750%, 10/23/2030, (EUR)	3,574,615
270,000	Grifols Escrow Issuer S.A., 4.750%, 10/15/2028, 144A	254,138
700,000	Naturgy Finance BV, EMTN, 1.500%, 1/29/2028, (EUR)	774,455
430,000	Spain Government Bond, 1.600%, 4/30/2025, 144A, (EUR)	492,850
2,525,000	Spain Government Bond, 1.950%, 7/30/2030, 144A, (EUR)(b)	2,962,324
2,565,000	Spain Government Bond, 4.400%, 10/31/2023, 144A, (EUR)(b)	3,034,467

		17,079,780

	Supranationals — 0.3%
1,495,000	Corporacion Andina de Fomento, 2.375%, 5/12/2023(b)	1,495,552
1,115,000	Corporacion Andina de Fomento, 4.375%, 6/15/2022(b)	1,119,271
3,360,000	European Investment Bank, 1.750%, 7/30/2024, 144A, (CAD)(b)	2,641,557
2,560,000	International Bank for Reconstruction & Development, 0.250%, 12/23/2022, (SEK)(b)	271,836
10,030,000	International Bank for Reconstruction & Development, 1.200%, 7/22/2026, (CAD)(b)	7,519,592
16,750,000	Nordic Investment Bank, EMTN, 1.500%, 3/13/2025, (NOK)(b)	1,842,843

		14,890,651

	Sweden — 0.1%
$1,675,000	Svenska Handelsbanken AB, 0.625%, 6/30/2023, 144A(b)	$1,639,310
38,000,000	Sweden Government Bond, 0.125%, 5/12/2031, 144A, (SEK)(b)	3,668,072

		5,307,382

	Switzerland — 0.1%
930,000	Credit Suisse AG, 2.950%, 4/09/2025(b)	919,782
3,855,000	Credit Suisse Group AG, (fixed rate to 5/14/2031, variable rate thereafter), 3.091%, 5/14/2032, 144A(b)	3,476,814
1,375,000	Novartis Capital Corp., 2.000%, 2/14/2027(b)	1,323,299
340,000	Willow No. 2 (Ireland) PLC for Zurich Insurance Co. Ltd., EMTN, (fixed rate to 10/01/2025, variable rate thereafter), 4.250%, 10/01/2045	339,150

		6,059,045

	Taiwan — 0.0%
1,925,000	TSMC Arizona Corp., 2.500%, 10/25/2031(b)	1,782,673

	Tanzania — 0.1%
2,990,000	AngloGold Ashanti Holdings PLC, 3.375%, 11/01/2028	2,804,380
985,000	HTA Group Ltd., 7.000%, 12/18/2025, 144A	973,968

		3,778,348

	Thailand — 0.1%
1,570,000	Kasikornbank PCL, EMTN, 3.256%, 7/12/2023	1,576,904
950,000	Thaioil Treasury Center Co. Ltd., 3.625%, 1/23/2023, 144A	951,700

		2,528,604

	Trinidad And Tobago — 0.0%
415,000	Trinidad Generation Unlimited, 5.250%, 11/04/2027, 144A	414,573

	Turkey — 0.4%
2,045,000	Aydem Yenilenebilir Enerji A/S, 7.750%, 2/02/2027, 144A	1,625,898
2,250,000	TC Ziraat Bankasi A/S, 5.375%, 3/02/2026, 144A	2,074,815
2,830,000	Turk Telekomunikasyon AS, 6.875%, 2/28/2025	2,782,897
525,000	Turk Telekomunikasyon AS, 6.875%, 2/28/2025, 144A	516,262
2,875,000	Turkcell Iletisim Hizmetleri AS, 5.800%, 4/11/2028	2,598,253
6,970,000	Turkey Government International Bond, 5.250%, 3/13/2030	5,864,558
1,345,000	Turkey Government International Bond, 7.625%, 4/26/2029	1,311,106

		16,773,789

	United Arab Emirates — 0.1%
1,610,000	Abu Dhabi Crude Oil Pipeline LLC, 3.650%, 11/02/2029(b)	1,650,250
1,295,000	Abu Dhabi Government International Bond, 3.125%, 4/16/2030, 144A(b)	1,322,324

		2,972,574

	United Kingdom — 0.3%
95,000	Avon Products, Inc., 8.450%, 3/15/2043	109,962
1,350,000	CK Hutchison International 19 Ltd., 3.625%, 4/11/2029, 144A(b)	1,364,876
1,420,000	Diageo Capital PLC, 2.125%, 4/29/2032	1,280,856
635,000	Lloyds Banking Group PLC, 4.050%, 8/16/2023(b)	646,304

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	United Kingdom — continued
$1,125,000	Lloyds Banking Group PLC, (fixed rate to 7/09/2024, variable rate thereafter), 3.870%, 7/09/2025(b)	$1,136,847
1,395,000	Nationwide Building Society, (fixed rate to 7/18/2029, variable rate thereafter), 3.960%, 7/18/2030, 144A(b)	1,390,796
1,190,000	NatWest Markets PLC, 0.800%, 8/12/2024, 144A(b)	1,120,225
235,000	Network Rail Infrastructure Finance PLC, EMTN, 4.750%, 1/22/2024, (GBP)(b)	325,294
955,000	Santander U.K. Group Holdings PLC, (fixed rate to 1/11/2027, variable rate thereafter), 2.469%, 1/11/2028(b)	888,205
1,455,000	Standard Chartered PLC, (fixed rate to 11/18/2030, variable rate thereafter), 3.265%, 2/18/2036, 144A	1,304,378
2,200,000	Standard Chartered PLC, (fixed rate to 3/30/2025, variable rate thereafter), 3.971%, 3/30/2026, 144A	2,193,480
250,000	Standard Chartered PLC, EMTN, 3.125%, 11/19/2024, (EUR)	288,944
1,035,000	United Kingdom Gilt, 2.750%, 9/07/2024, (GBP)(b)	1,403,188
1,660,000	Vodafone Group PLC, 4.375%, 5/30/2028	1,735,939

		15,189,294

	United States — 11.5%
165,000	AES Corp. (The), 3.950%, 7/15/2030, 144A	163,458
315,000	Aircastle Ltd., (fixed rate to 6/15/2026, variable rate thereafter), 5.250%, 144A(f)	288,225
480,000	Allison Transmission, Inc., 4.750%, 10/01/2027, 144A	472,200
1,145,000	Ally Financial, Inc., Series B, (fixed rate to 5/15/2026, variable rate thereafter), 4.700%(f)	1,077,800
965,000	Ally Financial, Inc., Series C, (fixed rate to 5/15/2028, variable rate thereafter), 4.700%(f)	878,150
435,000	AMC Networks, Inc., 4.250%, 2/15/2029	405,940
1,364,551	American Airlines Pass Through Trust, Series 2016-1, Class B, 5.250%, 7/15/2025	1,329,318
1,131,315	American Airlines Pass Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	1,040,256
311,216	American Airlines Pass Through Trust, Series 2017-1B, Class B, 4.950%, 8/15/2026	298,334
407,061	American Airlines Pass Through Trust, Series 2017-2, Class B, 3.700%, 4/15/2027	382,433
220,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.500%, 4/20/2026, 144A	221,650
255,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 4/20/2029, 144A	254,044
3,975,000	Apple, Inc., Series MPLE, 2.513%, 8/19/2024, (CAD)(b)	3,155,803
260,000	Aptiv PLC, 1.600%, 9/15/2028, (EUR)	278,404
2,630,000	Ares Capital Corp., 3.200%, 11/15/2031	2,228,809
1,300,000	Ashland LLC, 3.375%, 9/01/2031, 144A	1,147,250
945,000	Athene Global Funding, 1.608%, 6/29/2026, 144A	861,020
2,410,000	Athene Global Funding, 1.716%, 1/07/2025, 144A	2,296,677
980,000	Avantor Funding, Inc., 3.875%, 11/01/2029, 144A	921,200
2,865,000	Bank of America Corp., (fixed rate to 9/15/2026, variable rate thereafter), 1.978%, 9/15/2027, (CAD)(b)	2,107,218
675,000	Barings BDC, Inc., 3.300%, 11/23/2026, 144A	623,249
	United States — continued
$950,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028, 144A	$909,625
7,660,000	Bausch Health Cos., Inc., 5.000%, 1/30/2028, 144A	6,308,546
205,000	Bausch Health Cos., Inc., 5.000%, 2/15/2029, 144A	159,696
1,215,000	Bausch Health Cos., Inc., 5.250%, 1/30/2030, 144A	954,431
4,007,000	Bausch Health Cos., Inc., 5.250%, 2/15/2031, 144A	3,118,889
228,000	Bausch Health Cos., Inc., 6.250%, 2/15/2029, 144A	186,960
370,000	Bausch Health Cos., Inc., 7.000%, 1/15/2028, 144A	331,254
1,140,000	Beazer Homes USA, Inc., 7.250%, 10/15/2029	1,146,099
500,000	Block, Inc., 3.500%, 6/01/2031, 144A	457,500
140,000	Boeing Co. (The), 3.100%, 5/01/2026	137,552
25,000	Boeing Co. (The), 3.250%, 2/01/2035	22,322
165,000	Boeing Co. (The), 3.550%, 3/01/2038	145,023
25,000	Boeing Co. (The), 3.625%, 3/01/2048	21,215
90,000	Boeing Co. (The), 3.750%, 2/01/2050	80,513
635,000	Boeing Co. (The), 3.850%, 11/01/2048	556,751
640,000	Boeing Co. (The), 3.950%, 8/01/2059	554,435
875,000	BPR Trust, Series 2021-NRD, Class F, 1-month Term SOFR + 6.870%, 7.174%, 12/15/2023, 144A(g)	857,225
690,000	Broadcom, Inc., 3.187%, 11/15/2036, 144A	598,981
6,085,000	Carnival Corp., 5.750%, 3/01/2027, 144A	5,803,052
2,125,000	Carnival Corp., 6.000%, 5/01/2029, 144A	2,002,472
1,720,000	Carvana Co., 5.500%, 4/15/2027, 144A	1,535,100
260,000	Catalent Pharma Solutions, Inc., 3.125%, 2/15/2029, 144A	236,318
12,500,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 2/01/2031, 144A	11,393,500
3,810,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034, 144A	3,308,966
1,575,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 2/01/2032, 144A	1,466,703
2,510,000	Centene Corp., 2.500%, 3/01/2031	2,215,150
160,000	Centene Corp., 2.625%, 8/01/2031	142,400
975,000	Centene Corp., 3.000%, 10/15/2030	895,508
165,000	Charles River Laboratories International, Inc., 3.750%, 3/15/2029, 144A	155,624
175,000	Charles River Laboratories International, Inc., 4.000%, 3/15/2031, 144A	164,281
1,085,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.950%, 6/30/2062	877,399
6,835,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.400%, 12/01/2061	5,949,692
1,240,000	Clear Channel Outdoor Holdings, Inc., 5.125%, 8/15/2027, 144A	1,226,596
5,315,000	CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	4,616,476
7,265,000	CommScope, Inc., 4.750%, 9/01/2029, 144A	6,691,138
1,565,000	CommScope, Inc., 7.125%, 7/01/2028, 144A	1,413,782
200,000	Continental Resources, Inc., 2.875%, 4/01/2032, 144A	178,350
920,000	Continental Resources, Inc., 5.750%, 1/15/2031, 144A	1,006,296
19,925,000	CSC Holdings LLC, 4.625%, 12/01/2030, 144A	16,663,078
2,060,000	CSC Holdings LLC, 5.000%, 11/15/2031, 144A	1,725,992
595,000	CSC Holdings LLC, 5.375%, 2/01/2028, 144A	577,483

See accompanying notes to financial statements.

|  34

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	United States — continued
$495,000	CSC Holdings LLC, 5.750%, 1/15/2030, 144A	$440,550
490,000	Dana, Inc., 5.375%, 11/15/2027	486,938
2,235,000	DCP Midstream Operating LP, 3.250%, 2/15/2032	2,011,500
380,000	DCP Midstream Operating LP, 5.125%, 5/15/2029	390,826
940,000	DH Europe Finance II S.a.r.l., 0.750%, 9/18/2031, (EUR)	952,879
50,000	Dillard’s, Inc., 7.000%, 12/01/2028	55,045
8,000	Dillard’s, Inc., 7.750%, 7/15/2026	8,570
355,000	DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc., 5.875%, 8/15/2027, 144A	349,231
705,000	DISH DBS Corp., 5.125%, 6/01/2029	600,371
2,260,000	DISH DBS Corp., 5.250%, 12/01/2026, 144A	2,152,650
3,035,000	DISH DBS Corp., 5.875%, 11/15/2024	3,027,412
1,960,000	DISH DBS Corp., 7.750%, 7/01/2026	1,947,260
160,000	Edison International, 4.950%, 4/15/2025	163,694
235,000	Enbridge Energy Partners LP, 7.375%, 10/15/2045	325,863
575,000	EnLink Midstream Partners LP, 5.450%, 6/01/2047	484,438
280,000	EPR Properties, 3.600%, 11/15/2031	253,848
70,000	EQT Corp., 3.125%, 5/15/2026, 144A	67,989
1,555,000	EQT Corp., 3.625%, 5/15/2031, 144A	1,485,025
515,000	EQT Corp., 3.900%, 10/01/2027	513,509
360,000	EQT Corp., 5.000%, 1/15/2029	371,642
115,000	Everi Holdings, Inc., 5.000%, 7/15/2029, 144A	108,963
3,780,000	Expedia Group, Inc., 2.950%, 3/15/2031	3,499,696
575,000	Ford Motor Co., 3.250%, 2/12/2032	513,550
2,105,000	Ford Motor Co., 6.625%, 10/01/2028	2,303,186
2,710,000	Freeport-McMoRan, Inc., 4.375%, 8/01/2028	2,722,547
6,640,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	7,370,732
3,005,000	Freeport-McMoRan, Inc., 5.450%, 3/15/2043	3,365,119
2,710,000	General Motors Co., 5.200%, 4/01/2045	2,742,998
405,000	General Motors Co., 6.250%, 10/02/2043	459,190
100,000	General Motors Financial Co., Inc., EMTN, 0.955%, 9/07/2023, (EUR)	110,997
635,000	General Motors Financial Co., Inc., EMTN, 2.250%, 9/06/2024, (GBP)	823,198
770,000	General Motors Financial of Canada Ltd., Series 5, 3.250%, 11/07/2023, (CAD)	615,630
315,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	440,065
460,000	GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/2032	417,358
855,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.500%, 3/01/2029, 144A	786,147
975,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	1,004,367
830,000	HCA, Inc., 3.500%, 9/01/2030	801,833
220,000	HCA, Inc., 5.250%, 6/15/2049	240,935
245,000	Hess Midstream Operations LP, 4.250%, 2/15/2030, 144A	231,182
660,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 4.875%, 7/01/2031, 144A	613,173
470,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 5.000%, 6/01/2029, 144A	448,519
3,065,000	Hyundai Capital America, 0.875%, 6/14/2024, 144A	2,893,385
1,000,000	Hyundai Capital America, 2.650%, 2/10/2025	968,871
835,000	Hyundai Capital America, 2.650%, 2/10/2025, 144A	809,008
1,585,000	Hyundai Capital America, 2.750%, 9/27/2026, 144A	1,505,426
	United States — continued
$1,395,000	Hyundai Capital America, 6.375%, 4/08/2030, 144A	$1,588,743
11,250,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029	10,321,875
1,180,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	1,158,082
1,085,000	iHeartCommunications, Inc., 4.750%, 1/15/2028, 144A	1,036,175
620,000	iHeartCommunications, Inc., 5.250%, 8/15/2027, 144A	613,025
1,135,000	Iron Mountain, Inc., 4.875%, 9/15/2029, 144A	1,080,372
200,000	Jazz Securities DAC, 4.375%, 1/15/2029, 144A	193,750
795,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.750%, 12/01/2031, 144A	737,947
2,430,000	JELD-WEN, Inc., 4.625%, 12/15/2025, 144A	2,338,875
1,875,000	JELD-WEN, Inc., 4.875%, 12/15/2027, 144A	1,795,313
1,135,000	John Deere Capital Corp., MTN, 0.450%, 6/07/2024	1,080,985
3,185,000	John Deere Financial, Inc., 1.340%, 9/08/2027, (CAD)(b)	2,266,735
2,435,000	Kraft Heinz Foods Co., 4.375%, 6/01/2046	2,414,546
1,970,000	Kraft Heinz Foods Co., 5.500%, 6/01/2050	2,236,994
760,000	Level 3 Financing, Inc., 5.375%, 5/01/2025	767,220
345,000	Lithia Motors, Inc., 3.875%, 6/01/2029, 144A	327,771
60,000	Lumen Technologies, Inc., 5.625%, 4/01/2025	60,450
870,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029, 144A	819,975
44,000	Masco Corp., 6.500%, 8/15/2032	51,851
615,000	Medtronic Global Holdings SCA, 1.125%, 3/07/2027, (EUR)(b)	677,520
2,355,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.500%, 6/20/2027, 144A	2,455,087
1,025,000	Minerals Technologies, Inc., 5.000%, 7/01/2028, 144A	979,019
435,000	Molina Healthcare, Inc., 3.875%, 5/15/2032, 144A	413,663
490,000	MSCI, Inc., 3.250%, 8/15/2033, 144A	440,418
2,135,000	Nationstar Mortgage Holdings, Inc., 5.500%, 8/15/2028, 144A	2,052,375
4,605,000	Nationwide Mutual Insurance Co., 4.350%, 4/30/2050, 144A	4,581,571
1,370,000	Navient Corp., 5.000%, 3/15/2027	1,304,925
421,000	Navient Corp., MTN, 5.625%, 8/01/2033	354,482
4,600,000	NCL Corp. Ltd., 5.875%, 3/15/2026, 144A	4,370,736
615,000	NCL Corp. Ltd., 5.875%, 2/15/2027, 144A	607,331
790,000	NCL Finance Ltd., 6.125%, 3/15/2028, 144A	732,603
835,000	Netflix, Inc., 4.875%, 4/15/2028	875,710
2,620,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	2,794,754
310,000	Netflix, Inc., 5.375%, 11/15/2029, 144A	335,575
280,000	Netflix, Inc., 5.875%, 11/15/2028	308,644
530,000	Netflix, Inc., 6.375%, 5/15/2029	599,313
20,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	25,101
475,000	Novelis Corp., 4.750%, 1/30/2030, 144A	461,161
1,865,000	NRG Energy, Inc., 3.625%, 2/15/2031, 144A	1,640,435
455,000	NRG Energy, Inc., 3.875%, 2/15/2032, 144A	400,400
300,000	Occidental Petroleum Corp., 4.500%, 7/15/2044	286,869
2,355,000	Occidental Petroleum Corp., 6.625%, 9/01/2030	2,702,362
1,795,000	Occidental Petroleum Corp., 8.875%, 7/15/2030	2,302,087
420,000	Old Republic International Corp., 4.875%, 10/01/2024	433,644

See accompanying notes to financial statements.

35  |

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	United States — continued
$1,170,000	OneMain Finance Corp., 5.625%, 3/15/2023	$1,191,440
860,000	OneMain Finance Corp., 6.875%, 3/15/2025	904,307
2,310,000	OneMain Finance Corp., 7.125%, 3/15/2026	2,469,136
130,000	OneMain Finance Corp., 8.250%, 10/01/2023	136,976
1,490,000	Oracle Corp., 3.950%, 3/25/2051	1,302,581
1,000,000	Ovintiv, Inc., 6.500%, 8/15/2034	1,186,928
45,000	Ovintiv, Inc., 6.500%, 2/01/2038	53,303
230,000	Ovintiv, Inc., 6.625%, 8/15/2037	272,105
30,000	Ovintiv, Inc., 7.200%, 11/01/2031	36,307
115,000	Ovintiv, Inc., 7.375%, 11/01/2031	140,982
130,000	Ovintiv, Inc., 8.125%, 9/15/2030	162,772
8,630,000	Owl Rock Capital Corp., 4.250%, 1/15/2026	8,410,201
1,550,000	Owl Rock Technology Finance Corp., 2.500%, 1/15/2027	1,399,852
2,120,000	Owl Rock Technology Finance Corp., 4.750%, 12/15/2025, 144A	2,092,471
1,250,000	Pacific Gas & Electric Co., 3.500%, 8/01/2050	1,006,318
1,645,000	Pacific Gas & Electric Co., 3.950%, 12/01/2047	1,361,078
310,000	Penn National Gaming, Inc., 4.125%, 7/01/2029, 144A	277,512
1,205,000	Pilgrim’s Pride Corp., 3.500%, 3/01/2032, 144A	1,053,483
70,000	Pilgrim’s Pride Corp., 4.250%, 4/15/2031, 144A	64,750
1,060,000	Post Holdings, Inc., 4.500%, 9/15/2031, 144A	939,149
2,165,000	Prologis Euro Finance LLC, 0.250%, 9/10/2027, (EUR)(b)	2,230,277
1,530,000	Prologis Euro Finance LLC, 0.375%, 2/06/2028, (EUR)(b)	1,570,156
365,000	Prologis LP, 2.250%, 6/30/2029, (GBP)	463,750
890,000	Range Resources Corp., 4.875%, 5/15/2025	900,828
165,000	Range Resources Corp., 5.000%, 3/15/2023	166,155
1,100,000	Realty Income Corp., EMTN, 1.625%, 12/15/2030, (GBP)	1,314,212
5,190,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026, 144A	4,765,173
6,794,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029	6,208,697
11,981,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	10,842,805
4,435,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033, 144A	3,884,616
2,175,000	Royal Caribbean Cruises Ltd., 4.250%, 7/01/2026, 144A	2,023,163
4,130,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028, 144A	3,937,170
810,000	Santander Holdings USA, Inc., 3.450%, 6/02/2025	804,145
1,605,000	SBA Communications Corp., 3.125%, 2/01/2029	1,459,940
1,020,000	Scientific Games International, Inc., 7.000%, 5/15/2028, 144A	1,057,225
525,000	Scientific Games International, Inc., 7.250%, 11/15/2029, 144A	549,938
435,000	Sensata Technologies BV, 4.000%, 4/15/2029, 144A	414,220
140,000	Silgan Holdings, Inc., 3.250%, 3/15/2025, (EUR)	153,900
315,000	Southwestern Energy Co., 4.750%, 2/01/2032	314,606
2,785,000	Summit Materials LLC/Summit Materials Finance Corp., 5.250%, 1/15/2029, 144A	2,750,187
410,000	T-Mobile USA, Inc., 2.400%, 3/15/2029, 144A	375,443
735,000	T-Mobile USA, Inc., 2.700%, 3/15/2032, 144A	668,624
6,900,000	T-Mobile USA, Inc., 3.375%, 4/15/2029	6,562,797
	United States — continued
$5,840,000	T-Mobile USA, Inc., 3.500%, 4/15/2031	$5,495,323
2,805,000	T-Mobile USA, Inc., 3.875%, 4/15/2030	2,815,769
255,000	Tapestry, Inc., 3.050%, 3/15/2032	231,738
420,000	Terminix Co. LLC (The), 7.450%, 8/15/2027	475,440
100,000	Thermo Fisher Scientific, Inc., EMTN, 1.500%, 10/01/2039, (EUR)	99,179
245,000	Thermo Fisher Scientific, Inc., EMTN, 1.875%, 10/01/2049, (EUR)	242,979
90,000	Time Warner Cable LLC, 4.500%, 9/15/2042	83,243
85,000	Time Warner Cable LLC, 5.500%, 9/01/2041	88,237
400,000	TopBuild Corp., 4.125%, 2/15/2032, 144A	362,500
1,635,000	Toyota Motor Credit Corp., MTN, 2.650%, 4/12/2022(b)	1,635,547
635,000	TransDigm, Inc., 5.500%, 11/15/2027	630,238
50,000	TransDigm, Inc., 7.500%, 3/15/2027	51,500
11,330,000	Travel & Leisure Co., 4.500%, 12/01/2029, 144A	10,506,536
615,000	Travel & Leisure Co., 4.625%, 3/01/2030, 144A	571,950
75,000	Travel & Leisure Co., 6.000%, 4/01/2027	77,250
90,000	Travel & Leisure Co., 6.625%, 7/31/2026, 144A	93,825
5,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/2024	5,194
775,000	TriNet Group, Inc., 3.500%, 3/01/2029, 144A	712,031
63,766	U.S. Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	65,885
251,111	U.S. Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	241,945
4,495,867	U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2022(b)(h)	4,513,078
4,538,629	U.S. Treasury Inflation Indexed Note, 0.375%, 7/15/2027(b)(h)	4,833,906
12,860,293	U.S. Treasury Inflation Indexed Note, 0.625%, 4/15/2023(b)(h)	13,408,363
32,370,000	U.S. Treasury Note, 0.125%, 1/31/2023(b)(i)	31,986,871
10,300,000	U.S. Treasury Note, 0.125%, 3/31/2023(b)	10,139,465
7,860,000	U.S. Treasury Note, 0.125%, 4/30/2023(b)	7,721,222
14,775,000	U.S. Treasury Note, 0.500%, 11/30/2023(b)	14,361,185
2,910,000	U.S. Treasury Note, 0.875%, 1/31/2024	2,835,886
19,120,000	U.S. Treasury Note, 0.875%, 6/30/2026(b)	17,857,781
4,495,000	U.S. Treasury Note, 1.625%, 10/31/2026(b)	4,327,140
14,060,000	U.S. Treasury Note, 1.625%, 8/15/2029(b)	13,333,384
8,930,000	U.S. Treasury Note, 1.750%, 3/15/2025	8,740,935
10,235,000	U.S. Treasury Note, 1.750%, 11/15/2029(b)(i)	9,792,816
4,700,000	U.S. Treasury Note, 2.875%, 5/15/2028(b)	4,809,605
13,090,000	Uber Technologies, Inc., 4.500%, 8/15/2029, 144A	12,271,875
10,745,000	Uber Technologies, Inc., 6.250%, 1/15/2028, 144A	11,109,685
1,080,000	Uber Technologies, Inc., 7.500%, 9/15/2027, 144A	1,151,561
335,278	United Airlines Pass Through Trust, Series 2016-2, Class B, 3.650%, 4/07/2027	313,280
2,205,179	United Airlines Pass Through Trust, Series 2020-1, Class A, 5.875%, 4/15/2029	2,257,463
770,000	United Rentals North America, Inc., 3.750%, 1/15/2032	718,025
710,000	United Rentals North America, Inc., 3.875%, 2/15/2031	669,175
3,095,000	Verizon Communications, Inc., Series MPLE, 2.500%, 5/16/2030, (CAD)(b)	2,230,559
130,000	Western Digital Corp., 2.850%, 2/01/2029	118,767
90,000	Western Digital Corp., 3.100%, 2/01/2032	80,583
360,000	Western Midstream Operating LP, 4.550%, 2/01/2030	358,200

See accompanying notes to financial statements.

|  36

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	United States — continued
$820,000	Western Midstream Operating LP, 5.300%, 3/01/2048	$811,800
150,000	Western Midstream Operating LP, 5.450%, 4/01/2044	152,064
115,000	Western Midstream Operating LP, 5.500%, 8/15/2048	113,563
475,000	Western Midstream Operating LP, 5.750%, 2/01/2050	463,125
60,000	Weyerhaeuser Co., 6.950%, 10/01/2027	69,573
89,000	Weyerhaeuser Co., 7.375%, 3/15/2032	113,459
1,595,000	Yum! Brands, Inc., 4.625%, 1/31/2032	1,542,828

		507,708,804

	Uruguay — 0.1%
1,415,000	Uruguay Government International Bond, 4.375%, 1/23/2031	1,541,911
86,955,000	Uruguay Government International Bond, 8.250%, 5/21/2031, (UYU)	2,015,749

		3,557,660

	Total Non-Convertible Bonds (Identified Cost $1,343,258,370)	1,275,338,027

Convertible Bonds — 2.3%
	United States — 2.3%
3,485,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	3,483,257
18,255,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	18,278,467
5,315,000	DISH Network Corp., Zero Coupon, 0.000%, 12/15/2025(e)	5,156,454
545,000	DISH Network Corp., 2.375%, 3/15/2024	509,575
24,745,000	DISH Network Corp., 3.375%, 8/15/2026	22,258,127
805,000	Ionis Pharmaceuticals, Inc., Zero Coupon, 0.000%-0.979%, 4/01/2026, 144A(j)	748,730
305,000	JetBlue Airways Corp., 0.500%, 4/01/2026, 144A	283,784
5,320,000	Livongo Health, Inc., 0.875%, 6/01/2025	5,389,160
6,630,000	NCL Corp. Ltd., 1.125%, 2/15/2027, 144A	6,072,616
550,000	Nutanix, Inc., 0.250%, 10/01/2027, 144A	458,219
575,000	Peloton Interactive, Inc., Zero Coupon, 0.519%-1.146%, 2/15/2026(j)	480,401
230,000	Penn National Gaming, Inc., 2.750%, 5/15/2026	462,530
8,945,000	Southwest Airlines Co., 1.250%, 5/01/2025(b)	12,138,365
1,340,000	Splunk, Inc., 1.125%, 6/15/2027	1,279,700
17,320,000	Teladoc Health, Inc., 1.250%, 6/01/2027	14,609,420
645,000	Twitter, Inc., Zero Coupon, 0.000%-1.483%, 3/15/2026(j)	541,477
7,528,000	Uber Technologies, Inc., Zero Coupon, 0.000%-1.922%, 12/15/2025(j)	6,747,873
120,000	Zillow Group, Inc., 1.375%, 9/01/2026	158,775
1,610,000	Zynga, Inc., Zero Coupon, 0.456%-1.992%, 12/15/2026(j)	1,638,980

	Total Convertible Bonds (Identified Cost $109,551,487)	100,695,910

Municipals — 0.0%
	United States — 0.0%
125,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046 (Identified Cost $124,989)	126,772

	Total Bonds and Notes (Identified Cost $1,452,934,846)	1,376,160,709

Senior Loans — 0.0%
	United States — 0.0%
$255,310	Jazz Financing Lux S.a.r.l., USD Term Loan, 1-month LIBOR + 3.500%, 4.000%, 4/29/2022(g)(k) (Identified Cost $254,192)	$254,131

Shares
Preferred Stocks — 0.2%
Convertible Preferred Stocks — 0.2%
	United States — 0.2%
5,415	2020 Cash Mandatory Exchangeable Trust, 5.250%, 144A(c)(d)	6,037,725
38,952	El Paso Energy Capital Trust I, 4.750%	1,939,810

		7,977,535

	Total Convertible Preferred Stocks (Identified Cost $7,306,436)	7,977,535

	Total Preferred Stocks (Identified Cost $7,306,436)	7,977,535

Principal Amount (‡)
Short-Term Investments — 0.6%
$24,010,009	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2022 at 0.000% to be repurchased at $24,010,009 on 4/01/2022 collateralized by $24,578,600 U.S. Treasury Note, 2.375% due 3/31/2029 valued at $24,490,265 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $24,010,009)	24,010,009

	Total Investments — 99.4% (Identified Cost $3,671,901,796)	4,367,913,932
	Other assets less liabilities — 0.6%	27,111,313

	Net Assets — 100.0%	$4,395,025,245

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 1,000.
(†††)	Amount shown represents principal amount including inflation adjustments.
(††††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Non-income producing security.
(b)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(c)	Illiquid security.
(d)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At March 31, 2022, the value of these securities amounted to $15,861,966 or 0.4% of net assets. See Note 2 of Notes to Financial Statements.
(e)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(f)	Perpetual bond with no specified maturity date.
(g)	Variable rate security. Rate as of March 31, 2022 is disclosed.
(h)	Treasury Inflation Protected Security (TIPS).

See accompanying notes to financial statements.

37  |

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

(i)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(j)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(k)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark rate (LIBOR floor) of 0.50%, to which the spread is added.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the value of Rule 144A holdings amounted to $387,031,653 or 8.8% of net assets.
CPI	Consumer Price Index
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNH	Chinese Yuan Renminbi Offshore
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

At March 31, 2022, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)	Units of Currency		In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	6/15/2022	KRW	B	5,850,000,000	$4,837,429	$4,822,895	$(14,534)
Bank of America, N.A.	6/15/2022	MXN	S	256,059,000	11,881,812	12,710,452	(828,640)
Credit Suisse International	6/15/2022	CAD	B	12,904,000	10,214,677	10,320,046	105,369
Credit Suisse International	6/15/2022	CAD	B	16,382,000	13,104,353	13,101,597	(2,756)
Credit Suisse International	6/15/2022	CAD	S	144,460,000	112,991,080	115,532,698	(2,541,618)
Credit Suisse International	6/15/2022	COP	S	38,844,665,000	10,247,765	10,193,840	53,925
Credit Suisse International	6/15/2022	GBP	B	12,371,000	16,284,826	16,246,450	(38,376)
Credit Suisse International	6/15/2022	JPY	B	11,200,164,000	96,639,697	92,170,808	(4,468,889)
HSBC Bank USA	6/15/2022	AUD	B	18,075,000	13,251,234	13,541,828	290,594
Morgan Stanley Capital Services, Inc.	6/15/2022	EUR	B	147,481,000	161,043,353	163,591,496	2,548,143
Morgan Stanley Capital Services, Inc.	6/15/2022	NZD	S	6,003,000	4,103,230	4,155,347	(52,117)
UBS AG	6/15/2022	IDR	S	105,333,420,000	7,278,429	7,312,002	(33,573)
UBS AG	6/15/2022	SEK	B	7,350,000	761,805	783,094	21,289

Total							$(4,961,183)

At March 31, 2022, the Fund had the following open forward cross currency contracts:

Counterparty	Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Notional Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.	6/15/2022	NOK	30,959,000	EUR	3,139,922	$3,482,920	$(31,919)

At March 31, 2022, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra 10 Year U.S. Treasury Note	6/21/2022	59	$8,249,515	$7,992,656	$(256,859)

See accompanying notes to financial statements.

|  38

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

Industry Summary at March 31, 2022 (Unaudited)

Treasuries	10.8%
Semiconductors & Semiconductor Equipment	8.8
Life Sciences Tools & Services	7.2
IT Services	7.1
Software	5.0
Interactive Media & Services	4.9
Chemicals	4.7
Capital Markets	4.1
Machinery	3.7
Internet & Direct Marketing Retail	3.4
Hotels, Restaurants & Leisure	3.3
Banking	2.7
Health Care Providers & Services	2.7
Industrial Conglomerates	2.2
Food & Staples Retailing	2.1
Cable Satellite	2.0
Other Investments, less than 2% each	24.1
Short-Term Investments	0.6

Total Investments	99.4
Other assets less liabilities (including forward foreign currency and futures contracts)	0.6

Net Assets	100.0%

Currency Exposure Summary at March 31, 2022 (Unaudited)

United States Dollar	76.3%
Euro	6.7
Canadian Dollar	3.5
Other, less than 2% each	12.9

Total Investments	99.4
Other assets less liabilities (including forward foreign currency and futures contracts)	0.6

Net Assets	100.0%

See accompanying notes to financial statements.

39  |

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Growth Fund

Shares	Description	Value (†)
Common Stocks — 99.3% of Net Assets
	Aerospace & Defense — 4.5%
3,071,410	Boeing Co. (The)(a)	$588,175,015

	Air Freight & Logistics — 1.5%
1,898,081	Expeditors International of Washington, Inc.	195,806,036

	Automobiles — 3.2%
388,556	Tesla, Inc.(a)	418,707,946

	Beverages — 2.7%
4,375,499	Monster Beverage Corp.(a)	349,602,370

	Biotechnology — 6.3%
605,426	Regeneron Pharmaceuticals, Inc.(a)	422,841,627
1,572,840	Vertex Pharmaceuticals, Inc.(a)	410,464,055

		833,305,682

	Capital Markets — 3.0%
509,416	FactSet Research Systems, Inc.	221,162,956
2,923,179	SEI Investments Co.	176,004,608

		397,167,564

	Entertainment — 5.3%
717,328	Netflix, Inc.(a)	268,703,895
3,170,424	Walt Disney Co. (The)(a)	434,855,356

		703,559,251

	Health Care Equipment & Supplies — 1.3%
554,999	Intuitive Surgical, Inc.(a)	167,432,098

	Hotels, Restaurants & Leisure — 3.8%
2,845,065	Starbucks Corp.	258,815,563
1,912,829	Yum China Holdings, Inc.	79,458,917
1,351,857	Yum! Brands, Inc.	160,235,610

		498,510,090

	Interactive Media & Services — 12.0%
185,888	Alphabet, Inc., Class A(a)	517,019,589
171,234	Alphabet, Inc., Class C(a)	478,254,850
2,640,759	Meta Platforms, Inc., Class A(a)	587,199,171

		1,582,473,610

	Internet & Direct Marketing Retail — 7.9%
1,604,893	Alibaba Group Holding Ltd., Sponsored ADR(a)	174,612,358
265,105	Amazon.com, Inc.(a)	864,229,045

		1,038,841,403

	IT Services — 10.2%
1,474,684	Block, Inc.(a)	199,967,151
1,699,891	PayPal Holdings, Inc.(a)	196,592,394
284,152	Shopify, Inc., Class A(a)	192,075,386
3,392,182	Visa, Inc., Class A	752,284,202

		1,340,919,133

	Life Sciences Tools & Services — 2.3%
872,283	Illumina, Inc.(a)	304,775,680

	Machinery — 2.6%
840,222	Deere & Co.	349,078,632

	Pharmaceuticals — 6.6%
4,229,234	Novartis AG, Sponsored ADR	371,115,284
1,398,056	Novo Nordisk A/S, Sponsored ADR	155,254,119
6,936,642	Roche Holding AG, Sponsored ADR	342,739,481

		869,108,884

	Semiconductors & Semiconductor Equipment — 9.1%
3,337,897	NVIDIA Corp.	910,778,575
1,837,155	QUALCOMM, Inc.	280,754,027

		1,191,532,602

	Software — 17.0%
1,937,029	Autodesk, Inc.(a)	$415,202,166
2,133,216	Microsoft Corp.	657,691,825
6,552,562	Oracle Corp.	542,093,454
2,121,490	salesforce.com, inc.(a)	450,434,757
699,721	Workday, Inc., Class A(a)	167,555,191

		2,232,977,393

	Total Common Stocks (Identified Cost $7,588,241,648)	13,061,973,389

Principal Amount
Short-Term Investments — 0.6%
$84,444,321	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2022 at 0.000% to be repurchased at $84,444,321 on 4/01/2022 collateralized by $86,443,900 U.S. Treasury Note, 2.375% due 3/31/2029 valued at $86,133,221 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $84,444,321)	84,444,321

	Total Investments — 99.9% (Identified Cost $7,672,685,969)	13,146,417,710
	Other assets less liabilities — 0.1%	8,630,160

	Net Assets — 100.0%	$13,155,047,870

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Industry Summary at March 31, 2022 (Unaudited)

Software	17.0%
Interactive Media & Services	12.0
IT Services	10.2
Semiconductors & Semiconductor Equipment	9.1
Internet & Direct Marketing Retail	7.9
Pharmaceuticals	6.6
Biotechnology	6.3
Entertainment	5.3
Aerospace & Defense	4.5
Hotels, Restaurants & Leisure	3.8
Automobiles	3.2
Capital Markets	3.0
Beverages	2.7
Machinery	2.6
Life Sciences Tools & Services	2.3
Other Investments, less than 2% each	2.8
Short-Term Investments	0.6

Total Investments	99.9
Other assets less liabilities	0.1

Net Assets	100.0%

See accompanying notes to financial statements.

|  40

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 96.1% of Net Assets
	ABS Car Loan — 8.8%
$291,216	American Credit Acceptance Receivables Trust, Series 2019-4, Class C, 2.690%, 12/12/2025, 144A	$291,499
24,916	American Credit Acceptance Receivables Trust, Series 2020-2, Class B, 2.480%, 9/13/2024, 144A	24,926
46,200	American Credit Acceptance Receivables Trust, Series 2020-3, Class B, 1.150%, 8/13/2024, 144A	46,186
240,000	American Credit Acceptance Receivables Trust, Series 2020-4, Class C, 1.310%, 12/14/2026, 144A	237,347
385,000	American Credit Acceptance Receivables Trust, Series 2021-3, Class B, 0.660%, 2/13/2026, 144A	377,844
180,000	American Credit Acceptance Receivables Trust, Series 2022-1, Class B, 1.680%, 9/14/2026, 144A	175,514
112,854	AmeriCredit Automobile Receivables Trust, Series 2018-3, Class B, 3.580%, 10/18/2024	113,054
480,000	AmeriCredit Automobile Receivables Trust, Series 2019-2, Class B, 2.540%, 7/18/2024	481,510
117,991	AmeriCredit Automobile Receivables Trust, Series 2019-3, Class A3, 2.060%, 4/18/2024	118,095
156,075	AmeriCredit Automobile Receivables Trust, Series 2020-1, Class A3, 1.110%, 8/19/2024	155,875
98,680	AmeriCredit Automobile Receivables Trust, Series 2020-2, Class A3, 0.660%, 12/18/2024	98,143
265,000	AmeriCredit Automobile Receivables Trust, Series 2020-2, Class B, 0.970%, 2/18/2026	260,312
215,000	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.690%, 1/19/2027	205,642
520,000	AmeriCredit Automobile Receivables Trust, Series 2021-3, Class C, 1.410%, 8/18/2027	486,500
140,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.350%, 9/22/2025, 144A	140,450
118,564	Bank of The West Auto Trust, Series 2019-1, Class A3, 2.430%, 4/15/2024, 144A	118,854
225,201	Capital One Prime Auto Receivables Trust, Series 2019-2, Class A3, 1.920%, 5/15/2024	225,463
306,686	CarMax Auto Owner Trust, Series 2020-2, Class A3, 1.700%, 11/15/2024	307,490
415,380	CarMax Auto Owner Trust, Series 2020-3, Class A3, 0.620%, 3/17/2025	411,851
196,603	Carvana Auto Receivables Trust, Series 2021-N2, Class B, 0.750%, 3/10/2028	192,487
305,000	Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.720%, 9/11/2028	296,257
1,075,000	Carvana Auto Receivables Trust, Series 2021-P4, Class A3, 1.310%, 1/11/2027	1,034,047
332,995	Credit Acceptance Auto Loan Trust, Series 2019-3A, Class A, 2.380%, 11/15/2028, 144A	333,609
377,385	Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.010%, 2/15/2029, 144A	377,256
585,000	Credit Acceptance Auto Loan Trust, Series 2020-1A, Class B, 2.390%, 4/16/2029, 144A	577,680
315,000	Credit Acceptance Auto Loan Trust, Series 2020-2A, Class A, 1.370%, 7/16/2029, 144A	311,800
265,000	Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.000%, 5/15/2030, 144A	255,728
405,000	Drive Auto Receivables Trust, Series 2021-1, Class B, 0.650%, 7/15/2025	401,425
585,000	Drive Auto Receivables Trust, Series 2021-2, Class B, 0.580%, 12/15/2025	570,481
465,000	Drive Auto Receivables Trust, Series 2021-3, Class B, 1.110%, 5/15/2026	451,362
71,675	DT Auto Owner Trust, Series 2019-2A, Class C, 3.180%, 2/18/2025, 144A	71,827
	ABS Car Loan — continued
$320,000	DT Auto Owner Trust, Series 2020-2A, Class C, 3.280%, 3/16/2026, 144A	$320,212
30,000	DT Auto Owner Trust, Series 2021-1A, Class B, 0.620%, 9/15/2025, 144A	29,583
300,000	DT Auto Owner Trust, Series 2021-2A, Class B, 0.810%, 1/15/2027, 144A	294,055
410,000	DT Auto Owner Trust, Series 2021-4A, Class C, 1.500%, 9/15/2027, 144A	390,951
440,000	Exeter Automobile Receivables Trust, Series 2020-2A, Class C, 3.280%, 5/15/2025, 144A	442,156
251,980	Exeter Automobile Receivables Trust, Series 2021-1A, Class B, 0.500%, 2/18/2025	251,305
330,000	Exeter Automobile Receivables Trust, Series 2021-2A, Class B, 0.570%, 9/15/2025	324,913
715,000	Exeter Automobile Receivables Trust, Series 2021-4A, Class B, 1.050%, 5/15/2026	692,221
64,947	Flagship Credit Auto Trust, Series 2020-1, Class A, 1.900%, 8/15/2024, 144A	64,946
915,000	Flagship Credit Auto Trust, Series 2020-1, Class B, 2.050%, 2/17/2025, 144A	914,182
290,000	Flagship Credit Auto Trust, Series 2021-2, Class B, 0.930%, 6/15/2027, 144A	277,541
1,647,576	Flagship Credit Auto Trust, Series 2022-1, Class A, 1.790%, 10/15/2026, 144A(a)	1,628,733
595,000	Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.190%, 7/15/2031, 144A	592,925
107,871	Ford Credit Auto Owner Trust, Series 2020-A, Class A3, 1.040%, 8/15/2024	107,434
589,991	Ford Credit Auto Owner Trust, Series 2020-B, Class A3, 0.560%, 10/15/2024	585,045
570,000	Ford Credit Auto Owner Trust, Series 2021-1, Class A, 1.370%, 10/17/2033, 144A	529,105
410,000	Foursight Capital Automobile Receivables Trust, Series 2022-1, Class A3, 1.830%, 12/15/2026, 144A	397,042
189,757	GLS Auto Receivables Issuer Trust, Series 2019-4A, Class B, 2.780%, 9/16/2024, 144A	190,094
29,042	GLS Auto Receivables Issuer Trust, Series 2020-2A, Class A, 1.580%, 8/15/2024, 144A	28,989
184,462	GLS Auto Receivables Issuer Trust, Series 2020-3A, Class B, 1.380%, 8/15/2024, 144A	184,366
265,000	GLS Auto Receivables Issuer Trust, Series 2020-4A, Class C, 1.140%, 11/17/2025, 144A	260,634
995,000	GLS Auto Receivables Issuer Trust, Series 2021-4A, Class B, 1.530%, 4/15/2026, 144A	964,889
340,000	GLS Auto Receivables Trust, Series 2021-2A, Class B, 0.770%, 9/15/2025, 144A	333,591
96,824	GM Financial Automobile Leasing Trust, Series 2020-2, Class A3, 0.800%, 7/20/2023	96,662
129,445	GM Financial Consumer Automobile Receivables Trust, Series 2019-3, Class A3, 2.180%, 4/16/2024	129,778
98,644	GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A3, 1.490%, 12/16/2024	98,326
180,000	GMF Floorplan Owner Revolving Trust, Series 2020-1, Class A, 0.680%, 8/15/2025, 144A	175,227
347,438	Honda Auto Receivables Owner Trust, Series 2020-2, Class A3, 0.820%, 7/15/2024	344,909
152,428	Hyundai Auto Receivables Trust, Series 2019-B, Class A3, 1.940%, 2/15/2024	152,618
146,614	Hyundai Auto Receivables Trust, Series 2020-A, Class A3, 1.410%, 11/15/2024	146,028
232,400	Mercedes-Benz Auto Receivables Trust, Series 2020-1, Class A3, 0.550%, 2/18/2025	230,352
865,000	NextGear Floorplan Master Owner Trust, Series 2020-1A, Class A2, 1.550%, 2/15/2025, 144A	859,293

See accompanying notes to financial statements.

41  |

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$695,000	Prestige Auto Receivables Trust, Series 2020-1A, Class C, 1.310%, 11/16/2026, 144A	$688,265
430,000	Prestige Auto Receivables Trust, Series 2021-1A, Class C, 1.530%, 2/15/2028, 144A	392,638
210,000	Santander Consumer Auto Receivables Trust, Series 2020-AA, Class C, 3.710%, 2/17/2026, 144A	210,963
149,956	Santander Consumer Auto Receivables Trust, Series 2020-BA, Class A3, 0.460%, 8/15/2024, 144A	149,470
81,602	Santander Drive Auto Receivables Trust, Series 2019-2, Class C, 2.900%, 10/15/2024	81,713
168,638	Santander Drive Auto Receivables Trust, Series 2020-2, Class B, 0.960%, 11/15/2024	168,555
290,000	Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.120%, 1/15/2026	287,412
170,000	Santander Drive Auto Receivables Trust, Series 2020-4, Class C, 1.010%, 1/15/2026	168,071
460,000	Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.900%, 6/15/2026	447,065
745,000	Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.950%, 9/15/2027	722,889
530,000	Santander Drive Auto Receivables Trust, Series 2021-4, Class B, 0.880%, 6/15/2026	511,705
440,000	Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.350%, 5/25/2033, 144A	416,029
150,500	Toyota Auto Receivables Owner Trust, Series 2020-B, Class A3, 1.360%, 8/15/2024	149,922
185,000	United Auto Credit Securitization Trust, Series 2022-1, Class B, 2.100%, 3/10/2025, 144A	182,728
69,206	Westlake Automobile Receivables Trust, Series 2020-2A, Class A2A, 0.930%, 2/15/2024, 144A	69,172
400,000	Westlake Automobile Receivables Trust, Series 2020-2A, Class C, 2.010%, 7/15/2025, 144A	397,340
590,000	Westlake Automobile Receivables Trust, Series 2021-1A, Class B, 0.640%, 3/16/2026, 144A	578,887
270,000	Westlake Automobile Receivables Trust, Series 2021-2A, Class B, 0.620%, 7/15/2026, 144A	262,177
1,050,000	Westlake Automobile Receivables Trust, Series 2021-3A, Class C, 1.580%, 1/15/2027, 144A	1,009,640
556,778	World Omni Auto Receivables Trust, Series 2020-B, Class A3, 0.630%, 5/15/2025	550,684
310,000	World Omni Select Auto Trust, Series 2020-A, Class A3, 0.550%, 7/15/2025	307,673
360,000	World Omni Select Auto Trust, Series 2021-A, Class B, 0.850%, 8/16/2027	340,813

		29,282,430

	ABS Credit Card — 0.7%
925,000	Barclays Dryrock Issuance Trust, Series 2019-1, Class A, 1.960%, 5/15/2025	926,965
960,000	Mercury Financial Credit Card Master Trust, Series 2022-1A, Class A, 2.500%, 9/21/2026, 144A	926,274
585,000	World Financial Network Credit Card Master Trust, Series 2019-C, Class A, 2.210%, 7/15/2026	586,578

		2,439,817

	ABS Home Equity — 0.0%
2,005	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)	2,028

	ABS Other — 1.2%
395,000	Affirm Asset Securitization Trust, Series 2021-B, Class A, 1.030%, 8/17/2026, 144A	377,436
480,598	Aqua Finance Trust, Series 2021-A, Class A, 1.540%, 7/17/2046, 144A	457,940
	ABS Other — continued
$188,585	Chesapeake Funding II LLC, Series 2020-1A, Class A1, 0.870%, 8/15/2032, 144A	$187,076
162,960	CNH Equipment Trust, Series 2020-A, Class A3, 1.160%, 6/16/2025	161,721
69,267	Diamond Resorts Owner Trust, Series 2018-1, Class A, 3.700%, 1/21/2031, 144A	69,423
691,985	Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class A2, 0.560%, 12/11/2034, 144A	678,837
204,947	Kubota Credit Owner Trust, Series 2020-1A, Class A3, 1.960%, 3/15/2024, 144A	204,628
463,136	Marlette Funding Trust, Series 2021-3A, Class A, 0.650%, 12/15/2031, 144A	457,122
91,129	MVW LLC, Series 2020-1A, Class A, 1.740%, 10/20/2037, 144A	88,399
69,458	OneMain Financial Issuance Trust, Series 2018-1A, Class A, 3.300%, 3/14/2029, 144A	69,470
238,761	S-Jets Ltd., Series 2017-1, Class A, 3.967%, 8/15/2042, 144A	202,288
370,000	SCF Equipment Leasing LLC, Series 2022-1A, Class A3, 2.920%, 7/20/2029, 144A	359,818
127,859	Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class A, 1.330%, 7/20/2037, 144A	123,025
601,453	Verizon Owner Trust, Series 2019-B, Class A1A, 2.330%, 12/20/2023	603,005
7,105	Wheels SPV 2 LLC, Series 2019-1A, Class A2, 2.300%, 5/22/2028, 144A	7,109

		4,047,297

	ABS Student Loan — 0.1%
128,368	Massachusetts Educational Financing Authority, Series 2018-A, Class A, 3.850%, 5/25/2033	126,614
72,323	Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.170%, 9/16/2069, 144A	69,934
100,214	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069, 144A	97,039
18,021	SoFi Professional Loan Program LLC, Series 2016-B, Class A2B, 2.740%, 10/25/2032, 144A	18,054
37,500	SoFi Professional Loan Program LLC, Series 2017-E, Class A2B, 2.720%, 11/26/2040, 144A	37,565

		349,206

	ABS Whole Business — 0.2%
516,275	Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2II, 4.666%, 9/05/2048, 144A	515,800

	Aerospace & Defense — 0.0%
29,000	Raytheon Technologies Corp., 3.650%, 8/16/2023	29,375

	Agency Commercial Mortgage-Backed Securities — 0.7%
491,260	FHLMC Multifamily Structured Pass Through Certificates, Series K029, Class A2, 3.320%, 2/25/2023(b)	496,128
701,647	FHLMC Multifamily Structured Pass Through Certificates, Series K042, Class A2, 2.670%, 12/25/2024	701,053
1,175,000	FHLMC Multifamily Structured Pass Through Certificates, Series KJ26, Class A2, 2.606%, 7/25/2027(a)	1,165,320
53,861	FHLMC Multifamily Structured Pass Through Certificates, Series KJ28, Class A1, 1.766%, 2/25/2025	52,892

		2,415,393

See accompanying notes to financial statements.

|  42

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Automotive — 2.7%
$1,205,000	American Honda Finance Corp., MTN, 2.250%, 1/12/2029	$1,123,618
145,000	American Honda Finance Corp., MTN, 3.625%, 10/10/2023	146,950
470,000	Aptiv PLC/Aptiv Corp., 3.250%, 3/01/2032	445,465
160,000	Daimler Finance North America LLC, 3.350%, 2/22/2023, 144A	161,481
380,000	Daimler Trucks Finance North America LLC, 2.375%, 12/14/2028, 144A	345,951
725,000	Daimler Trucks Finance North America LLC, 3.650%, 4/07/2027, 144A	723,557
665,000	Denso Corp., 1.239%, 9/16/2026, 144A	613,842
360,000	General Motors Financial Co., Inc., 4.150%, 6/19/2023	365,231
295,000	Harley-Davidson Financial Services, Inc., 3.350%, 6/08/2025, 144A	289,989
645,000	Hyundai Capital America, 2.100%, 9/15/2028, 144A	568,416
195,000	Hyundai Capital America, 2.375%, 2/10/2023, 144A	194,364
95,000	Hyundai Capital America, 3.000%, 6/20/2022, 144A	95,208
240,000	Kia Corp., 1.000%, 4/16/2024, 144A	229,219
275,000	Nissan Motor Acceptance Co. LLC, 3.450%, 3/15/2023, 144A	276,219
205,000	PACCAR Financial Corp., 2.000%, 2/04/2027	196,876
105,000	PACCAR Financial Corp., MTN, 0.800%, 6/08/2023	103,288
160,000	PACCAR Financial Corp., MTN, 1.800%, 2/06/2025	155,131
955,000	PACCAR Financial Corp., MTN, 1.900%, 2/07/2023	953,665
860,000	Toyota Motor Credit Corp., 3.050%, 3/22/2027	858,565
250,000	Toyota Motor Credit Corp., MTN, 1.150%, 5/26/2022	249,938
480,000	Toyota Motor Credit Corp., MTN, 1.900%, 4/06/2028	445,505
275,000	Volkswagen Group of America Finance LLC, 3.350%, 5/13/2025, 144A	274,137
290,000	Volkswagen Group of America Finance LLC, 4.250%, 11/13/2023, 144A	295,401

		9,112,016

	Banking — 18.7%
800,000	ABN AMRO Bank NV, (fixed rate to 12/13/2028, variable rate thereafter), 2.470%, 12/13/2029, 144A	731,197
1,165,000	Ally Financial, Inc., 3.050%, 6/05/2023	1,169,253
855,000	American Express Co., 2.550%, 3/04/2027	831,337
525,000	ANZ New Zealand International Ltd., 2.166%, 2/18/2025, 144A	511,371
1,190,000	Australia & New Zealand Banking Group Ltd., MTN, 2.050%, 11/21/2022	1,192,494
800,000	Banco Bilbao Vizcaya Argentaria S.A., 0.875%, 9/18/2023	777,236
600,000	Banco Santander S.A., (fixed rate to 3/24/2027, variable rate thereafter), 4.175%, 3/24/2028	603,043
840,000	Bank of America Corp., (fixed rate to 4/02/2025, variable rate thereafter), MTN, 3.384%, 4/02/2026	838,869
395,000	Bank of Ireland Group PLC, 4.500%, 11/25/2023, 144A	402,575
910,000	Bank of Ireland Group PLC, (fixed rate to 9/30/2026, variable rate thereafter), 2.029%, 9/30/2027, 144A	824,160
1,210,000	Bank of Montreal, MTN, 1.500%, 1/10/2025	1,159,187
515,000	Bank of Montreal, MTN, 2.650%, 3/08/2027	498,047
1,055,000	Bank of New York Mellon Corp. (The), 2.050%, 1/26/2027	1,016,470
655,000	Bank of New York Mellon Corp. (The), MTN, 1.600%, 4/24/2025	631,380
295,000	Bank of New York Mellon Corp. (The), MTN, 1.800%, 7/28/2031	260,952
635,000	Bank of New Zealand, 2.000%, 2/21/2025, 144A	613,878
690,000	Bank of New Zealand, 2.285%, 1/27/2027, 144A	658,433
	Banking — continued
$870,000	Bank of Nova Scotia (The), 2.000%, 11/15/2022	$871,514
945,000	Bank of Nova Scotia (The), 2.450%, 2/02/2032	869,606
200,000	Banque Federative du Credit Mutuel S.A., 2.375%, 11/21/2024, 144A	194,720
460,000	Banque Federative du Credit Mutuel S.A., 2.700%, 7/20/2022, 144A	461,841
485,000	Banque Federative du Credit Mutuel S.A., 3.750%, 7/20/2023, 144A	491,243
485,000	Barclays PLC, (fixed rate to 5/16/2023, variable rate thereafter), 4.338%, 5/16/2024	492,414
480,000	BNP Paribas S.A., (fixed rate to 1/20/2027, variable rate thereafter), 2.591%, 1/20/2028, 144A	451,730
1,600,000	Canadian Imperial Bank of Commerce, 1.000%, 10/18/2024	1,519,731
360,000	Canadian Imperial Bank of Commerce, 3.450%, 4/07/2027	359,285
245,000	Capital One Financial Corp., (fixed rate to 11/02/2031, variable rate thereafter), 2.618%, 11/02/2032	220,613
1,015,000	Capital One Financial Corp., (fixed rate to 12/06/2023, variable rate thereafter), 1.343%, 12/06/2024	984,267
135,000	Capital One Financial Corp., (fixed rate to 3/03/2025, variable rate thereafter), 2.636%, 3/03/2026	132,098
255,000	Capital One Financial Corp., (fixed rate to 7/29/2031, variable rate thereafter), 2.359%, 7/29/2032	219,416
880,000	Citigroup, Inc., (fixed rate to 2/24/2027, variable rate thereafter), 3.070%, 2/24/2028	857,084
510,000	Citigroup, Inc., (fixed rate to 4/08/2025, variable rate thereafter), 3.106%, 4/08/2026	505,665
230,000	Citigroup, Inc., (fixed rate to 5/01/2024, variable rate thereafter), 0.981%, 5/01/2025	219,254
225,000	Comerica, Inc., 3.700%, 7/31/2023	227,986
880,000	Commonwealth Bank of Australia, 2.552%, 3/14/2027, 144A	853,462
1,380,000	Cooperatieve Rabobank U.A., (fixed rate to 12/15/2026, variable rate thereafter), 1.980%, 12/15/2027, 144A	1,280,896
750,000	Credit Agricole S.A., (fixed rate to 6/16/2025, variable rate thereafter), 1.907%, 6/16/2026, 144A	707,970
575,000	Credit Suisse AG, 1.250%, 8/07/2026	524,340
500,000	Danske Bank A/S, 3.875%, 9/12/2023, 144A	504,641
800,000	Danske Bank A/S, (fixed rate to 9/10/2024, variable rate thereafter), 0.976%, 9/10/2025, 144A	749,709
390,000	Danske Bank AS, (fixed rate to 3/28/2024, variable rate thereafter), 3.773%, 3/28/2025, 144A	390,895
1,365,000	Deutsche Bank AG, (fixed rate to 1/07/2027, variable rate thereafter), 2.552%, 1/07/2028	1,259,272
205,000	DNB Bank ASA, 2.150%, 12/02/2022, 144A	205,418
935,000	DNB Bank ASA, (fixed rate to 3/28/2024, variable rate thereafter), 2.968%, 3/28/2025, 144A	934,067
590,000	DNB Bank ASA, (fixed rate to 9/16/2025, variable rate thereafter), 1.127%, 9/16/2026, 144A	539,614
980,000	Goldman Sachs Group, Inc. (The), (fixed rate to 10/21/2026, variable rate thereafter), 1.948%, 10/21/2027	911,184
480,000	Goldman Sachs Group, Inc. (The), (fixed rate to 3/09/2026, variable rate thereafter), 1.431%, 3/09/2027	442,320
1,205,000	Goldman Sachs Group, Inc. (The), (fixed rate to 3/15/2027, variable rate thereafter), 3.615%, 3/15/2028	1,205,060

See accompanying notes to financial statements.

43  |

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Banking — continued
$1,335,000	HSBC Holdings PLC, (fixed rate to 3/10/2025, variable rate thereafter), 2.999%, 3/10/2026	$1,308,910
395,000	HSBC Holdings PLC, (fixed rate to 8/17/2028, variable rate thereafter), 2.206%, 8/17/2029	355,289
940,000	ING Groep NV, (fixed rate to 3/28/2027, variable rate thereafter), 4.017%, 3/28/2028	945,166
825,000	JPMorgan Chase & Co., (fixed rate to 2/24/2027, variable rate thereafter), 2.947%, 2/24/2028	805,098
535,000	JPMorgan Chase & Co., (fixed rate to 4/01/2022, variable rate thereafter), 3.207%, 4/01/2023	535,000
1,070,000	JPMorgan Chase & Co., (fixed rate to 6/01/2028, variable rate thereafter), 2.069%, 6/01/2029	986,064
495,000	Lloyds Banking Group PLC, 4.050%, 8/16/2023	503,812
520,000	Lloyds Banking Group PLC, (fixed rate to 3/18/2025, variable rate thereafter), 3.511%, 3/18/2026	517,452
375,000	Lloyds Banking Group PLC, (fixed rate to 7/09/2024, variable rate thereafter), 3.870%, 7/09/2025	378,949
1,195,000	Macquarie Bank Ltd., 2.100%, 10/17/2022, 144A	1,195,199
65,000	Macquarie Bank Ltd., 2.300%, 1/22/2025, 144A	63,167
1,170,000	Macquarie Group Ltd., (fixed rate to 6/21/2027, variable rate thereafter), 4.098%, 6/21/2028, 144A	1,165,207
885,000	Morgan Stanley, (fixed rate to 1/21/2027, variable rate thereafter), 2.475%, 1/21/2028	843,691
2,005,000	National Australia Bank Ltd., 1.388%, 1/12/2025, 144A	1,919,840
620,000	Nationwide Building Society, (fixed rate to 3/08/2023, variable rate thereafter), 3.766%, 3/08/2024, 144A	623,344
1,215,000	NatWest Markets PLC, 1.600%, 9/29/2026, 144A	1,112,672
660,000	NatWest Markets PLC, 3.625%, 9/29/2022, 144A	665,282
1,305,000	Nordea Bank Abp, 1.500%, 9/30/2026, 144A	1,198,102
210,000	Northern Trust Corp., (fixed rate to 5/08/2027, variable rate thereafter), 3.375%, 5/08/2032	205,375
355,000	Royal Bank of Canada, 0.650%, 7/29/2024	337,580
1,175,000	Royal Bank of Canada, GMTN, 1.600%, 1/21/2025	1,129,393
690,000	Santander Holdings USA, Inc., 3.450%, 6/02/2025	685,012
395,000	Santander U.K. Group Holdings PLC, (fixed rate to 1/11/2027, variable rate thereafter), 2.469%, 1/11/2028	367,373
265,000	Societe Generale S.A., (fixed rate to 1/21/2032, variable rate thereafter), 3.337%, 1/21/2033, 144A	243,749
390,000	Standard Chartered PLC, (fixed rate to 1/12/2027, variable rate thereafter), 2.608%, 1/12/2028, 144A	364,806
465,000	Standard Chartered PLC, (fixed rate to 3/30/2025, variable rate thereafter), 3.971%, 3/30/2026, 144A	463,622
375,000	Standard Chartered PLC, (fixed rate to 6/29/2031, variable rate thereafter), 2.678%, 6/29/2032, 144A	330,007
335,000	State Street Corp., (fixed rate to 11/18/2026, variable rate thereafter), 1.684%, 11/18/2027	314,301
320,000	State Street Corp., (fixed rate to 2/07/2032, variable rate thereafter), 2.623%, 2/07/2033	301,113
305,000	State Street Corp., (fixed rate to 5/15/2022, variable rate thereafter), 2.653%, 5/15/2023	305,069
1,015,000	Sumitomo Mitsui Financial Group, Inc., 1.902%, 9/17/2028	908,335
235,000	Sumitomo Mitsui Financial Group, Inc., 2.784%, 7/12/2022	235,964
840,000	Sumitomo Mitsui Trust Bank Ltd., 0.850%, 3/25/2024, 144A	804,870
200,000	Sumitomo Mitsui Trust Bank Ltd., 2.550%, 3/10/2025, 144A	195,686
1,400,000	Swedbank AB, 1.300%, 6/02/2023, 144A	1,381,058
235,000	Swedbank AB, 3.356%, 4/04/2025, 144A	235,724
75,000	Synchrony Financial, 4.250%, 8/15/2024	76,046
	Banking — continued
$840,000	Toronto-Dominion Bank (The), MTN, 3.200%, 3/10/2032	$826,681
770,000	Truist Financial Corp., MTN, 3.050%, 6/20/2022	771,781
515,000	Truist Financial Corp., MTN, (fixed rate to 6/07/2028, variable rate thereafter), 1.887%, 6/07/2029	468,098
1,400,000	UBS AG, 1.375%, 1/13/2025, 144A	1,330,330
665,000	UniCredit SpA, 3.750%, 4/12/2022, 144A	665,150
585,000	UniCredit SpA, (fixed rate to 9/22/2025, variable rate thereafter), 2.569%, 9/22/2026, 144A	540,482
610,000	Wells Fargo & Co., (fixed rate to 3/24/2027, variable rate thereafter), MTN, 3.526%, 3/24/2028	608,775
1,000,000	Westpac Banking Corp., 1.953%, 11/20/2028	921,062

		62,446,883

	Brokerage — 1.2%
595,000	Ares Finance Co. IV LLC, 3.650%, 2/01/2052, 144A	505,332
855,000	Blue Owl Finance LLC, 4.375%, 2/15/2032, 144A	802,502
880,000	Charles Schwab Corp. (The), 2.450%, 3/03/2027	854,280
465,000	Intercontinental Exchange, Inc., 2.100%, 6/15/2030	426,182
355,000	Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 2.625%, 10/15/2031	320,047
1,205,000	Nomura Holdings, Inc., 2.329%, 1/22/2027	1,127,111

		4,035,454

	Building Materials — 0.2%
640,000	Fortune Brands Home & Security, Inc., 4.000%, 3/25/2032	640,986

	Chemicals — 0.4%
360,000	Cabot Corp., 4.000%, 7/01/2029	361,589
960,000	Nutrien Ltd., 1.900%, 5/13/2023	952,777

		1,314,366

	Collateralized Mortgage Obligations — 1.3%
322,251	Government National Mortgage Association, Series 2010-H02, Class FA, 1-month LIBOR + 0.680%, 0.911%, 2/20/2060(c)	322,386
193,649	Government National Mortgage Association, Series 2010-H03, Class FA, 1-month LIBOR + 0.550%, 0.781%, 3/20/2060(c)	193,324
116,278	Government National Mortgage Association, Series 2014-H14, Class FA, 1-month LIBOR + 0.500%, 0.601%, 7/20/2064(c)	115,923
93,885	Government National Mortgage Association, Series 2014-H15, Class FA, 1-month LIBOR + 0.500%, 0.606%, 7/20/2064(c)	93,583
272	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065(d)(e)	261
242,083	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	239,527
354,245	Government National Mortgage Association, Series 2016-H06, Class FC, 1-month LIBOR + 0.920%, 1.026%, 2/20/2066(c)	356,751
999,406	Government National Mortgage Association, Series 2018-H17, Class JA, 3.750%, 9/20/2068(b)	1,008,742
254,881	Government National Mortgage Association, Series 2019-H01, Class FL, 1-month LIBOR + 0.450%, 0.556%, 12/20/2068(c)	253,865
848,558	Government National Mortgage Association, Series 2019-H01, Class FT, 1-month LIBOR + 0.400%, 0.506%, 10/20/2068(c)	845,459
799,080	Government National Mortgage Association, Series 2019-H10, Class FM, 1-month LIBOR + 0.400%, 0.506%, 5/20/2069(c)	794,905

		4,224,726

See accompanying notes to financial statements.

|  44

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Construction Machinery — 0.3%
$275,000	Caterpillar Financial Services Corp., MTN, 0.950%, 5/13/2022	$274,998
300,000	CNH Industrial Capital LLC, 1.950%, 7/02/2023	296,900
435,000	John Deere Capital Corp., MTN, 2.350%, 3/08/2027	422,977

		994,875

	Consumer Cyclical Services — 0.3%
945,000	eBay, Inc., 1.400%, 5/10/2026	879,744
165,000	Expedia Group, Inc., 6.250%, 5/01/2025, 144A	176,406

		1,056,150

	Consumer Products — 0.6%
840,000	Brunswick Corp., 4.400%, 9/15/2032	830,458
1,115,000	GSK Consumer Healthcare Capital U.S. LLC, 3.375%, 3/24/2027, 144A	1,114,986

		1,945,444

	Diversified Manufacturing — 0.2%
135,000	Amphenol Corp., 2.050%, 3/01/2025	131,329
225,000	Kennametal, Inc., 4.625%, 6/15/2028	233,495
135,000	Timken Co. (The), 4.500%, 12/15/2028	138,515
275,000	WW Grainger, Inc., 1.850%, 2/15/2025	266,847

		770,186

	Electric — 3.7%
435,000	AES Corp. (The), 3.300%, 7/15/2025, 144A	426,779
360,000	Alliant Energy Finance LLC, 4.250%, 6/15/2028, 144A	371,439
550,000	American Electric Power Co., Inc., 2.031%, 3/15/2024	540,475
120,000	Consolidated Edison Co. of New York, Inc., Series B, 2.900%, 12/01/2026	118,022
225,000	Dominion Energy, Inc., 3.071%, 8/15/2024	224,536
270,000	DTE Energy Co., 2.250%, 11/01/2022	270,357
1,135,000	Duke Energy Carolinas LLC, 3.050%, 3/15/2023	1,146,466
285,000	Duke Energy Corp., 0.900%, 9/15/2025	264,706
605,000	Entergy Corp., 0.900%, 9/15/2025	554,799
270,000	Eversource Energy, 3.375%, 3/01/2032	264,109
855,000	Fells Point Funding Trust, 3.046%, 1/31/2027, 144A	819,610
590,000	National Rural Utilities Cooperative Finance Corp., 1.875%, 2/07/2025	571,591
188,000	National Rural Utilities Cooperative Finance Corp., (fixed rate to 4/30/2023, variable rate thereafter), 4.750%, 4/30/2043	183,365
900,000	NextEra Energy Capital Holdings, Inc., 0.650%, 3/01/2023	887,071
300,000	NextEra Energy Capital Holdings, Inc., 2.940%, 3/21/2024	300,138
825,000	Oncor Electric Delivery Co. LLC, 2.750%, 5/15/2030, 144A	795,028
115,000	Pacific Gas & Electric Co., SOFR Index + 1.150%, 1.338%, 11/14/2022(c)	115,033
375,000	Pacific Gas & Electric Co., 4.200%, 3/01/2029	368,747
200,000	Public Service Electric & Gas Co., MTN, 3.100%, 3/15/2032	197,582
235,000	Public Service Enterprise Group, Inc., 2.875%, 6/15/2024	232,833
275,000	Puget Energy, Inc., 4.224%, 3/15/2032	275,553
515,000	Southern California Edison Co., 0.700%, 8/01/2023	501,634
845,000	Southern California Edison Co., SOFR + 0.470%, 0.702%, 12/02/2022(c)	845,115
600,000	Vistra Operations Co. LLC, 3.550%, 7/15/2024, 144A	594,313
1,540,000	WEC Energy Group, Inc., 0.550%, 9/15/2023	1,495,816

		12,365,117

	Finance Companies — 3.2%
$510,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.150%, 2/15/2024	$501,778
360,000	Air Lease Corp., 1.875%, 8/15/2026	331,636
555,000	Aircastle Ltd., 2.850%, 1/26/2028, 144A	498,559
550,000	Ares Capital Corp., 2.875%, 6/15/2028	486,916
50,000	Ares Capital Corp., 4.250%, 3/01/2025	49,975
305,000	Aviation Capital Group LLC, 3.875%, 5/01/2023, 144A	306,334
225,000	Aviation Capital Group LLC, 4.375%, 1/30/2024, 144A	224,642
545,000	Bain Capital Specialty Finance, Inc., 2.550%, 10/13/2026	491,452
200,000	Barings BDC, Inc., 3.300%, 11/23/2026, 144A	184,666
1,115,000	Blackstone Private Credit Fund, 2.625%, 12/15/2026, 144A	1,003,457
350,000	Blackstone Private Credit Fund, 3.250%, 3/15/2027, 144A	320,764
615,000	Blackstone Secured Lending Fund, 2.850%, 9/30/2028, 144A	533,070
710,000	FS KKR Capital Corp., 3.125%, 10/12/2028	632,946
280,000	GATX Corp., 3.500%, 6/01/2032	269,983
810,000	Golub Capital BDC, Inc., 2.500%, 8/24/2026	744,125
695,000	Hercules Capital, Inc., 3.375%, 1/20/2027	652,456
785,000	Main Street Capital Corp., 3.000%, 7/14/2026	727,802
600,000	Morgan Stanley Direct Lending Fund, 4.500%, 2/11/2027, 144A	569,160
110,000	Oaktree Specialty Lending Corp., 3.500%, 2/25/2025	107,387
260,000	Owl Rock Capital Corp., 3.750%, 7/22/2025	251,491
90,000	Owl Rock Capital Corp., 4.250%, 1/15/2026	87,708
500,000	OWL Rock Core Income Corp., 5.500%, 3/21/2025, 144A	498,729
1,110,000	Owl Rock Technology Finance Corp., 4.750%, 12/15/2025, 144A	1,095,586

		10,570,622

	Financial Other — 0.3%
470,000	LeasePlan Corp. NV, 2.875%, 10/24/2024, 144A	459,113
410,000	Mitsubishi HC Capital, Inc., 2.652%, 9/19/2022, 144A	410,667
185,000	ORIX Corp., 3.250%, 12/04/2024	185,205

		1,054,985

	Food & Beverage — 1.2%
120,000	Brown-Forman Corp., 3.500%, 4/15/2025	121,667
1,060,000	Coca-Cola Europacific Partners PLC, 0.800%, 5/03/2024, 144A	1,012,514
1,095,000	General Mills, Inc., 2.600%, 10/12/2022	1,097,597
265,000	J M Smucker Co. (The), 2.125%, 3/15/2032	231,387
455,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.000%, 5/15/2032, 144A	409,505
915,000	Pernod Ricard International Finance LLC, 1.250%, 4/01/2028, 144A	800,551
340,000	Viterra Finance BV, 2.000%, 4/21/2026, 144A	313,019

		3,986,240

	Government Owned – No Guarantee — 0.4%
800,000	Antares Holdings LP, 3.750%, 7/15/2027, 144A	738,032
350,000	BOC Aviation USA Corp., 1.625%, 4/29/2024, 144A	336,193
325,000	DAE Funding LLC, 1.550%, 8/01/2024, 144A	306,964

		1,381,189

	Healthcare — 0.6%
650,000	Baxter International, Inc., 2.272%, 12/01/2028, 144A	602,157
227,000	Cigna Corp., 3.750%, 7/15/2023	230,314

See accompanying notes to financial statements.

45  |

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Healthcare — continued
$92,000	CVS Health Corp., 4.300%, 3/25/2028	$96,239
510,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	499,566
490,000	HCA, Inc., 3.125%, 3/15/2027, 144A	478,775

		1,907,051

	Hybrid ARMs — 0.0%
23,805	FHLMC, 1-year CMT + 2.225%, 2.289%, 1/01/2035(c)	24,972
41,351	FHLMC, 1-year CMT + 2.500%, 2.603%, 5/01/2036(c)	43,400

		68,372

	Independent Energy — 0.3%
350,000	ConocoPhillips Co., 2.400%, 3/07/2025	345,972
530,000	Pioneer Natural Resources Co., 0.550%, 5/15/2023	518,205

		864,177

	Industrial Other — 0.1%
225,000	CK Hutchison International Ltd., 1.500%, 4/15/2026, 144A	210,213

	Integrated Energy — 0.2%
660,000	Suncor Energy, Inc., 2.800%, 5/15/2023	660,974

	Life Insurance — 6.0%
535,000	AIG Global Funding, 0.900%, 9/22/2025, 144A	490,120
295,000	Athene Global Funding, 1.716%, 1/07/2025, 144A	281,128
635,000	Athene Global Funding, 2.500%, 3/24/2028, 144A	584,808
415,000	Athene Global Funding, 2.646%, 10/04/2031, 144A	366,228
445,000	Athene Global Funding, 3.205%, 3/08/2027, 144A	428,382
885,000	Brighthouse Financial Global Funding, 1.200%, 12/15/2023, 144A	859,276
780,000	Brighthouse Financial Global Funding, 1.750%, 1/13/2025, 144A	742,257
985,000	CNO Global Funding, 2.650%, 1/06/2029, 144A	910,715
1,680,000	Corebridge Financial, Inc., 3.650%, 4/05/2027, 144A	1,677,648
1,285,000	Equitable Financial Life Global Funding, 1.800%, 3/08/2028, 144A	1,155,754
615,000	F&G Global Funding, 2.000%, 9/20/2028, 144A	550,163
820,000	GA Global Funding Trust, 1.250%, 12/08/2023, 144A	791,632
995,000	GA Global Funding Trust, 2.250%, 1/06/2027, 144A	928,837
665,000	Great-West Lifeco U.S. Finance LP, 0.904%, 8/12/2025, 144A	615,035
1,370,000	Guardian Life Global Funding, 1.100%, 6/23/2025, 144A	1,288,847
955,000	Jackson National Life Global Funding, 1.750%, 1/12/2025, 144A	914,520
155,000	Jackson National Life Global Funding, 3.875%, 6/11/2025, 144A	157,537
340,000	Lincoln National Corp., 3.400%, 3/01/2032	327,953
565,000	Manulife Financial Corp., 3.703%, 3/16/2032	570,112
795,000	Metropolitan Life Global Funding I, 0.900%, 6/08/2023, 144A	781,171
700,000	Metropolitan Life Global Funding I, 0.950%, 7/02/2025, 144A	655,375
1,070,000	New York Life Global Funding, 2.875%, 4/10/2024, 144A	1,072,359
1,180,000	Protective Life Global Funding, 1.646%, 1/13/2025, 144A	1,130,204
430,000	Protective Life Global Funding, 3.218%, 3/28/2025, 144A	429,276
655,000	Reliance Standard Life Global Funding II, 2.750%, 5/07/2025, 144A	642,267
175,000	Reliance Standard Life Global Funding II, 3.850%, 9/19/2023, 144A	177,348
770,000	RGA Global Funding, 2.700%, 1/18/2029, 144A	724,799
755,000	Security Benefit Global Funding, 1.250%, 5/17/2024, 144A	721,487

		19,975,238

	Lodging — 0.1%
$350,000	Marriott International, Inc., Series Z, 4.150%, 12/01/2023	$356,458

	Media Entertainment — 0.4%
495,000	Magallanes, Inc., 4.279%, 3/15/2032, 144A	497,787
870,000	Prosus NV, 4.193%, 1/19/2032, 144A	765,495

		1,263,282

	Metals & Mining — 0.2%
210,000	Anglo American Capital PLC, 2.250%, 3/17/2028, 144A	191,787
200,000	Anglo American Capital PLC, 3.875%, 3/16/2029, 144A	200,092
155,000	Glencore Funding LLC, 4.125%, 3/12/2024, 144A	157,094

		548,973

	Midstream — 0.5%
300,000	Boardwalk Pipelines LP, 3.600%, 9/01/2032	286,013
25,000	Energy Transfer LP, 4.250%, 3/15/2023	25,272
440,000	Midwest Connector Capital Co. LLC, 3.625%, 4/01/2022, 144A	440,000
510,000	MPLX LP, 4.950%, 3/14/2052	530,951
225,000	Targa Resources Corp., 4.200%, 2/01/2033	227,053

		1,509,289

	Mortgage Related — 0.8%
1,003	FHLMC, 3.000%, 10/01/2026	1,013
57	FHLMC, 6.500%, 1/01/2024	61
20	FHLMC, 8.000%, 7/01/2025	21
4,817	GNMA, 3.890%, 10/20/2062(b)	4,758
5,991	GNMA, 3.991%, 5/20/2062(b)	6,028
13,283	GNMA, 4.015%, 4/20/2063(b)	13,329
46,184	GNMA, 4.286%, 11/20/2066(b)	47,415
60,843	GNMA, 4.373%, 9/20/2066(b)	62,325
38,770	GNMA, 4.396%, 6/20/2066(b)	39,609
154,941	GNMA, 4.427%, 10/20/2066(b)	159,282
59,842	GNMA, 4.464%, 10/20/2066(b)	61,782
34,944	GNMA, 4.470%, 8/20/2066(b)	36,074
60,589	GNMA, 4.504%, 11/20/2066(b)	62,447
69,043	GNMA, 4.509%, 10/20/2066(b)	71,017
143,506	GNMA, 4.524%, 9/20/2066(b)	147,596
5,953	GNMA, 4.529%, 11/20/2064(b)	6,058
342,554	GNMA, 4.622%, 7/20/2067(b)	353,486
689,890	GNMA, 4.644%, 4/20/2067(b)	714,686
561,549	GNMA, 4.679%, 1/20/2067(b)	580,342
207,695	GNMA, 4.700%, with various maturities from 2061 to 2064(b)(f)	212,027
176	GNMA, 6.500%, 12/15/2023	188

		2,579,544

	Natural Gas — 0.2%
290,000	Sempra Energy, 3.700%, 4/01/2029	291,403
430,000	Southwest Gas Corp., 4.050%, 3/15/2032	428,816

		720,219

	Non-Agency Commercial Mortgage-Backed Securities — 5.5%
230,000	BANK, Series 2019-BN24, Class A3, 2.960%, 11/15/2062	223,447
270,000	BANK, Series 2020-BN25, Class A5, 2.649%, 1/15/2063	256,600
870,000	BANK, Series 2021-BN37, Class A5, 2.618%, 11/15/2064(b)	818,613
308,860	Barclays Commercial Mortgage Securities Trust, Series 2017-C1, Class A2, 3.189%, 2/15/2050	308,659

See accompanying notes to financial statements.

|  46

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$660,000	Barclays Commercial Mortgage Securities Trust, Series 2020-BID, Class A, 1-month LIBOR + 2.140%, 2.537%, 10/15/2037, 144A(c)	$659,402
865,000	BBCMS Mortgage Trust, Series 2021-C12, Class A5, 2.689%, 11/15/2054(a)	818,081
285,000	Benchmark Mortgage Trust, Series 2020-B16, Class A5, 2.732%, 2/15/2053	267,711
755,000	Benchmark Mortgage Trust, Series 2021-B31, Class A5, 2.669%, 12/15/2054	713,121
520,000	BPR Trust, Series 2021-NRD, Class A, 1-month Term SOFR + 1.525%, 1.829%, 12/15/2023, 144A(c)	506,990
491,600	CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.865%, 1/10/2048	499,213
361,996	CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4, 3.283%, 5/10/2058	359,057
992,138	Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.314%, 4/10/2049	984,820
540,000	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A4, 3.102%, 12/15/2072	522,678
535,000	Commercial Mortgage Pass Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A	527,484
263,676	Commercial Mortgage Pass Through Certificates, Series 2013-CR8, Class A5, 3.612%, 6/10/2046(b)	265,369
22,994	Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A2, 3.147%, 2/10/2047	22,736
71,499	Commercial Mortgage Pass Through Certificates, Series 2014-CR16, Class ASB, 3.653%, 4/10/2047	72,234
280,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS3, Class A4, 3.819%, 6/10/2047	282,782
280,000	Commercial Mortgage Pass Through Certificates, Series 2015-DC1, Class A5, 3.350%, 2/10/2048	279,572
520,299	Commercial Mortgage Pass Through Certificates, Series 2016-DC2, Class A5, 3.765%, 2/10/2049	526,855
795,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 3.953%, 9/15/2037, 144A	781,393
60,199	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617%, 11/15/2048	60,759
470,000	CSAIL Commercial Mortgage Trust, Series 2019-C18, Class A4, 2.968%, 12/15/2052	451,487
605,000	GS Mortgage Securities Corp. II, Series 2012-BWTR, Class A, 2.954%, 11/05/2034, 144A	604,062
440,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.550%, 3/05/2033, 144A(b)	427,337
330,000	GS Mortgage Securities Trust, Series 2014-GC18, Class A4, 4.074%, 1/10/2047	334,185
245,000	GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911%, 2/13/2053	236,397
180,000	Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10, 4.155%, 8/05/2034, 144A	164,851
355,000	Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7, 3.914%, 8/05/2034, 144A	327,327
43,373	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class ASB, 3.584%, 4/15/2047	43,793
575,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-COR5, Class A4, 3.386%, 6/13/2052	572,622
470,000	MedTrust, Series 2021-MDLN, Class A, 1-month LIBOR + 0.950%, 1.347%, 11/15/2038, 144A(c)	461,886
	Non-Agency Commercial Mortgage-Backed Securities — continued
$240,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class A4, 4.075%, 7/15/2046(b)	$241,169
129,604	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 3.306%, 4/15/2048	128,717
550,000	Morgan Stanley Capital I Trust, Series 2020-L4, Class A3, 2.698%, 2/15/2053	519,538
256,506	Motel 6 Trust, Series 2021-MTL6, Class A, 1-month LIBOR + 0.900%, 1.297%, 9/15/2038, 144A(c)	252,782
845,000	New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910%, 10/20/2061, 144A	787,966
980,000	SPGN Mortgage Trust, Series 2022-TFLM. Class A, 1-month Term SOFR + 1.550%, 1.851%, 2/15/2039, 144A(c)	973,219
211,070	UBS-Barclays Commercial Mortgage Trust, Series 2012-TFT, Class A, 2.892%, 6/05/2030, 144A	210,636
565,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A4, 3.244%, 4/10/2046	566,879
201,109	Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426%, 3/15/2059	201,334
490,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C58, Class A4, 2.092%, 7/15/2053	442,380
100,418	WFRBS Commercial Mortgage Trust, Series 2014-C19, Class A3, 3.660%, 3/15/2047	100,131
325,000	WFRBS Commercial Mortgage Trust, Series 2014-C19, Class A5, 4.101%, 3/15/2047	330,215
144,174	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class ASB, 3.638%, 5/15/2047	145,420

		18,281,909

	Pharmaceuticals — 0.4%
235,000	Bayer U.S. Finance II LLC, 3.375%, 7/15/2024, 144A	235,873
1,200,000	Roche Holdings, Inc., 2.314%, 3/10/2027, 144A	1,164,678

		1,400,551

	Property & Casualty Insurance — 0.4%
325,000	American Financial Group, Inc., 3.500%, 8/15/2026	327,962
180,000	Assurant, Inc., 4.200%, 9/27/2023	183,026
670,000	Brown & Brown, Inc., 4.200%, 3/17/2032	680,760
240,000	Trustage Financial Group, Inc., 4.625%, 4/15/2032, 144A	240,813

		1,432,561

	Railroads — 0.3%
930,000	Canadian Pacific Railway Co., 1.350%, 12/02/2024	891,681
215,000	Union Pacific Corp., 3.646%, 2/15/2024	218,562

		1,110,243

	REITs – Apartments — 0.1%
155,000	American Campus Communities Operating Partnership LP, 2.250%, 1/15/2029	141,649
225,000	Invitation Homes Operating Partnership LP, 2.000%, 8/15/2031	192,143

		333,792

	REITs – Health Care — 0.3%
235,000	Omega Healthcare Investors, Inc., 4.500%, 1/15/2025	238,872
355,000	Welltower, Inc., 2.750%, 1/15/2032	326,486
375,000	Welltower, Inc., 3.850%, 6/15/2032	377,618

		942,976

	REITs – Office Property — 0.4%
570,000	Kilroy Realty LP, 2.650%, 11/15/2033	493,854
190,000	Office Properties Income Trust, 2.400%, 2/01/2027	168,998

See accompanying notes to financial statements.

47  |

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	REITs – Office Property — continued
$560,000	Office Properties Income Trust, 3.450%, 10/15/2031	$482,466
340,000	Office Properties Income Trust, 4.500%, 2/01/2025	339,336

		1,484,654

	REITs – Regional Malls — 0.1%
310,000	Simon Property Group LP, 1.750%, 2/01/2028	282,404

	REITs – Storage — 0.2%
215,000	Extra Space Storage LP, 3.900%, 4/01/2029	215,447
550,000	Life Storage LP, 2.400%, 10/15/2031	484,703

		700,150

	Restaurants — 0.1%
420,000	McDonald’s Corp., MTN, 3.350%, 4/01/2023	425,206

	Retailers — 1.0%
100,000	Advance Auto Parts, Inc., 3.500%, 3/15/2032	95,946
345,000	AutoNation, Inc., 3.500%, 11/15/2024	343,776
670,000	AutoNation, Inc., 3.850%, 3/01/2032	648,598
290,000	AutoNation, Inc., 4.500%, 10/01/2025	295,225
445,000	Home Depot, Inc. (The), 2.875%, 4/15/2027	443,328
190,000	Tapestry, Inc., 3.050%, 3/15/2032	172,667
1,245,000	Walgreens Boots Alliance, Inc., 0.950%, 11/17/2023	1,213,154

		3,212,694

	Technology — 2.5%
875,000	Broadcom, Inc., 4.000%, 4/15/2029, 144A	874,571
870,000	CDW LLC/CDW Finance Corp., 3.276%, 12/01/2028	819,453
950,000	DXC Technology Co., 1.800%, 9/15/2026	870,826
165,000	Flex Ltd., 4.875%, 6/15/2029	171,661
450,000	Genpact Luxembourg S.a.r.l., 3.700%, 4/01/2022	450,000
525,000	Global Payments, Inc., 1.500%, 11/15/2024	501,920
825,000	HP, Inc., 4.000%, 4/15/2029	821,921
315,000	Infor, Inc., 1.450%, 7/15/2023, 144A	308,607
530,000	International Business Machines Corp., 2.850%, 5/13/2022	531,096
175,000	Marvell Technology, Inc., 4.200%, 6/22/2023	177,813
285,000	Microchip Technology, Inc., 0.972%, 2/15/2024	273,144
460,000	Microchip Technology, Inc., 2.670%, 9/01/2023	458,459
565,000	Panasonic Corp., 2.536%, 7/19/2022, 144A	565,761
925,000	PayPal Holdings, Inc., 1.350%, 6/01/2023	922,295
200,000	Qorvo, Inc., 1.750%, 12/15/2024, 144A	190,774
170,000	Western Digital Corp., 2.850%, 2/01/2029	155,310
165,000	Western Union Co. (The), 4.250%, 6/09/2023	167,563

		8,261,174

	Tobacco — 0.8%
585,000	Altria Group, Inc., 2.450%, 2/04/2032	508,523
1,025,000	BAT Capital Corp., 4.700%, 4/02/2027	1,051,288
1,170,000	BAT Capital Corp., 4.742%, 3/16/2032	1,176,916

		2,736,727

	Transportation Services — 0.7%
450,000	Element Fleet Management Corp., 3.850%, 6/15/2025, 144A	450,412
175,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.000%, 7/15/2025, 144A	176,701
695,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.125%, 8/01/2023, 144A	703,409
285,000	Ryder System, Inc., 2.850%, 3/01/2027	276,357
255,000	Ryder System, Inc., MTN, 3.750%, 6/09/2023	257,882
370,000	Ryder System, Inc., MTN, 4.625%, 6/01/2025	383,013

		2,247,774

	Treasuries — 27.0%
14,455,000	U.S. Treasury Note, 0.250%, 10/31/2025(a)	13,327,397
	Treasuries — continued
$14,355,000	U.S. Treasury Note, 0.375%, 12/31/2025(a)	$13,255,385
7,050,000	U.S. Treasury Note, 0.500%, 3/31/2025(a)	6,641,596
15,830,000	U.S. Treasury Note, 1.125%, 10/31/2026(a)	14,890,094
4,630,000	U.S. Treasury Note, 1.250%, 11/30/2026(a)	4,380,595
6,240,000	U.S. Treasury Note, 1.250%, 8/15/2031(a)	5,672,550
19,625,000	U.S. Treasury Note, 1.375%, 11/15/2031(a)	18,005,937
3,470,000	U.S. Treasury Note, 1.500%, 1/31/2027	3,316,019
6,825,000	U.S. Treasury Note, 1.875%, 2/28/2027	6,642,111
4,250,000	U.S. Treasury Note, 1.875%, 2/15/2032	4,081,328

		90,213,012

	Wireless — 0.3%
680,000	Crown Castle International Corp., 2.900%, 3/15/2027	657,400
200,000	SK Telecom Co. Ltd., 3.750%, 4/16/2023, 144A	202,168

		859,568

	Wirelines — 0.2%
205,000	British Telecommunications PLC, 4.500%, 12/04/2023	209,072
600,000	TELUS Corp., 3.400%, 5/13/2032	586,951

		796,023

	Total Bonds and Notes (Identified Cost $333,827,737)	320,365,793

Short-Term Investments — 4.1%
4,428,284	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2022 at 0.000% to be repurchased at $4,428,284 on 4/01/2022 collateralized by $4,533,200 U.S. Treasury Note, 2.375% due 3/31/2029 valued at $4,516,908 including accrued interest (Note 2 of Notes to Financial Statements)	4,428,284
9,405,000	U.S. Treasury Bills, 0.086%, 6/02/2022(g)	9,399,711

	Total Short-Term Investments (Identified Cost $13,831,891)	13,827,995

	Total Investments — 100.2% (Identified Cost $347,659,628)	334,193,788
	Other assets less liabilities — (0.2)%	(696,951)

	Net Assets — 100.0%	$333,496,837

(†)	See Note 2 of Notes to Financial Statements.
(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2022 is disclosed.
(c)	Variable rate security. Rate as of March 31, 2022 is disclosed.
(d)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(e)	Fair valued by the Fund’s adviser. At March 31, 2022, the value of this security amounted to $261 or less than 0.1% of net assets. See Note 2 of Notes to Financial Statements.
(f)	The Fund’s investment in mortgage related securities of Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have

See accompanying notes to financial statements.

|  48

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

been aggregated for the purpose of presentation in the Portfolio of Investments.
(g)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the value of Rule 144A holdings amounted to $101,645,076 or 30.5% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corp.
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate

At March 31, 2022, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5 Year U.S. Treasury Note	6/30/2022	374	$43,921,127	$42,893,124	$(1,028,003)

At March 31, 2022, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra 10 Year U.S. Treasury Note	6/21/2022	82	$11,465,102	$11,108,437	$356,665
Ultra Long U.S. Treasury Bond	6/21/2022	12	2,200,805	2,125,500	75,305

Total					$431,970

Industry Summary at March 31, 2022 (Unaudited)

Treasuries	27.0%
Banking	18.7
ABS Car Loan	8.8
Life Insurance	6.0
Non-Agency Commercial Mortgage-Backed Securities	5.5
Electric	3.7
Finance Companies	3.2
Automotive	2.7
Technology	2.5
Other Investments, less than 2% each	18.0
Short-Term Investments	4.1

Total Investments	100.2
Other assets less liabilities (including futures contracts)	(0.2)

Net Assets	100.0%

See accompanying notes to financial statements.

49  |

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 94.9% of Net Assets
	ABS Car Loan — 2.3%
$354,350	AmeriCredit Automobile Receivables Trust, Series 2020-2, Class A3, 0.660%, 12/18/2024	$352,423
1,028,299	CarMax Auto Owner Trust, Series 2020-2, Class A3, 1.700%, 11/15/2024	1,030,994
1,865,000	Carvana Auto Receivables Trust, Series 2021-N2, Class A2, 0.970%, 3/10/2028	1,777,797
1,094,127	Credit Acceptance Auto Loan Trust, Series 2019-3A, Class A, 2.380%, 11/15/2028, 144A	1,096,145
9,695,000	Credit Acceptance Auto Loan Trust, Series 2020-3A, Class A, 1.240%, 10/15/2029, 144A	9,536,460
61,506	Flagship Credit Auto Trust, Series 2020-2, Class A, 1.490%, 7/15/2024, 144A	61,489
253,872	Flagship Credit Auto Trust, Series 2020-3, Class A, 0.700%, 4/15/2025, 144A	252,938
366,763	Ford Credit Auto Owner Trust, Series 2020-A, Class A3, 1.040%, 8/15/2024	365,274
328,509	GM Financial Automobile Leasing Trust, Series 2020-2, Class A3, 0.800%, 7/20/2023	327,962
424,293	GM Financial Consumer Automobile Receivables Trust, Series 2019-3, Class A3, 2.180%, 4/16/2024	425,383
372,630	GM Financial Consumer Automobile Receivables Trust, Series 2019-4, Class A3, 1.750%, 7/16/2024	372,831
581,759	GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class A3, 1.840%, 9/16/2024	581,946
340,151	GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A3, 1.490%, 12/16/2024	339,056
655,000	GM Financial Revolving Receivables Trust, Series 2021-1, Class A, 1.170%, 6/12/2034, 144A	600,227
41,704	Honda Auto Receivables Owner Trust, Series 2019-2, Class A3, 2.520%, 6/21/2023	41,815
280,501	Honda Auto Receivables Owner Trust, Series 2020-1, Class A3, 1.610%, 4/22/2024	280,306
504,525	Hyundai Auto Receivables Trust, Series 2020-A, Class A3, 1.410%, 11/15/2024	502,507
1,343,673	Nissan Auto Receivables Owner Trust, Series 2020-A, Class A3, 1.380%, 12/16/2024	1,336,482
450,153	Santander Consumer Auto Receivables Trust, Series 2020-AA, Class A, 1.370%, 10/15/2024, 144A	449,252
765,000	Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.350%, 5/25/2033, 144A	723,323
222,924	Toyota Auto Receivables Owner Trust, Series 2019-A, Class A3, 2.910%, 7/17/2023	223,618
298,664	Toyota Auto Receivables Owner Trust, Series 2020-A, Class A3, 1.660%, 5/15/2024	298,170
504,175	Toyota Auto Receivables Owner Trust, Series 2020-B, Class A3, 1.360%, 8/15/2024	502,240
243,671	Westlake Automobile Receivables Trust, Series 2020-2A, Class A2A, 0.930%, 2/15/2024, 144A	243,552
182,613	World Omni Auto Receivables Trust, Series 2019-B, Class A3, 2.590%, 7/15/2024	183,253

		21,905,443

	ABS Other — 1.4%
647,749	Chesapeake Funding II LLC, Series 2020-1A, Class A1, 0.870%, 8/15/2032, 144A	642,566
280,290	CNH Equipment Trust, Series 2020-A, Class A3, 1.160%, 6/16/2025	278,159
260,768	Diamond Resorts Owner Trust, Series 2018-1, Class A, 3.700%, 1/21/2031, 144A	261,356
1,958,448	Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class A2, 0.560%, 12/11/2034, 144A	1,921,237
	ABS Other — continued
$7,165,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ37, Class A2, 2.333%, 11/25/2030	$6,998,738
646,990	Kubota Credit Owner Trust, Series 2020-1A, Class A3, 1.960%, 3/15/2024, 144A	645,983
518,136	MVW LLC, Series 2020-1A, Class A, 1.740%, 10/20/2037, 144A	502,611
883,800	Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class A, 1.330%, 7/20/2037, 144A	850,386
1,057,460	Welk Resorts LLC, Series 2019-AA, Class A, 2.800%, 6/15/2038, 144A	1,045,484

		13,146,520

	ABS Student Loan — 1.1%
2,072,956	Navient Private Education Refi Loan Trust, Series 2019-FA, Class A2, 2.600%, 8/15/2068, 144A	2,048,804
642,776	Navient Private Education Refi Loan Trust, Series 2020-DA, Class A, 1.690%, 5/15/2069, 144A	620,894
1,973,441	Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.060%, 10/15/2069, 144A	1,878,629
4,480,269	Navient Private Education Refi Loan Trust, Series 2021-EA, Class A, 0.970%, 12/16/2069, 144A	4,175,660
1,215,736	SMB Private Education Loan Trust, Series 2021-D, Class A1A, 1.340%, 3/17/2053, 144A	1,149,880
24,355	SoFi Professional Loan Program LLC, Series 2016-D, Class A1, 1-month LIBOR + 0.950%, 1.407%, 1/25/2039, 144A(a)	24,392

		9,898,259

	Agency Commercial Mortgage-Backed Securities — 33.0%
4,132,569	Federal Home Loan Mortgage Corp., Series Q016, Class APT1, 1.242%, 5/25/2051(b)	3,895,665
11,380,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K747, Class A2, 2.050%, 11/25/2028(b)	10,822,084
4,253,941	Federal National Mortgage Association, Series 2014-M2, Class A2, 3.513%, 12/25/2023(b)	4,319,691
322,218	Federal National Mortgage Association, Series 2015-M17, Class FA, 1-month LIBOR + 0.930%, 1.056%, 11/25/2022(a)	322,231
45,681	Federal National Mortgage Association, Series 2016-M3, Class ASQ2, 2.263%, 2/25/2023	45,562
3,790,363	Federal National Mortgage Association, Series 2020-M5, Class FA, 1-month LIBOR + 0.460%, 0.691%, 1/25/2027(a)	3,814,591
9,763,436	FHLMC Multifamily Structured Pass Through Certificates, Series KJ20, Class A2, 3.799%, 12/25/2025	9,961,815
4,630,723	FHLMC Multifamily Structured Pass Through Certificates, Series K-F100, Class AS, 30-day Average SOFR + 0.180%, 0.230%, 1/25/2028(a)	4,630,723
7,900,000	FHLMC Multifamily Structured Pass Through Certificates, Series K034, Class A2, 3.531%, 7/25/2023(b)	8,010,226
7,835,000	FHLMC Multifamily Structured Pass Through Certificates, Series K035, Class A2, 3.458%, 8/25/2023(b)	7,941,192
7,500,000	FHLMC Multifamily Structured Pass Through Certificates, Series K038, Class A2, 3.389%, 3/25/2024	7,595,541
2,580,000	FHLMC Multifamily Structured Pass Through Certificates, Series K064, Class A2, 3.224%, 3/25/2027	2,629,789

See accompanying notes to financial statements.

|  50

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$19,170,000	FHLMC Multifamily Structured Pass Through Certificates, Series K139, Class A1, 2.209%, 10/25/2031	$18,504,397
697,727	FHLMC Multifamily Structured Pass Through Certificates, Series K725, Class A1, 2.666%, 5/25/2023	698,433
8,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series KC06, Class A2, 2.541%, 8/25/2026	7,942,239
18,395,000	FHLMC Multifamily Structured Pass Through Certificates, Series KF123, Class AS, 30-day Average SOFR + 0.200%, 0.250%, 9/25/2028(a)	18,279,259
373,656	FHLMC Multifamily Structured Pass Through Certificates, Series KF14, Class A, 1-month LIBOR + 0.650%, 0.891%, 1/25/2023(a)	373,741
1,670,550	FHLMC Multifamily Structured Pass Through Certificates, Series KF53, Class A, 1-month LIBOR + 0.390%, 0.631%, 10/25/2025(a)	1,672,994
8,313,590	FHLMC Multifamily Structured Pass Through Certificates, Series KF72, Class A, 1-month LIBOR + 0.500%, 0.741%, 10/25/2026(a)	8,297,889
7,579,075	FHLMC Multifamily Structured Pass Through Certificates, Series KF74, Class AS, 1-month Average Compounded SOFR + 0.530%, 0.580%, 1/25/2027(a)	7,595,169
9,474,268	FHLMC Multifamily Structured Pass Through Certificates, Series KF77, Class AL, 1-month LIBOR + 0.700%, 0.941%, 2/25/2027(a)	9,537,831
12,461,091	FHLMC Multifamily Structured Pass Through Certificates, Series KF77, Class AS, 30-day Average SOFR + 0.900%, 0.950%, 2/25/2027(a)	12,634,873
28,885,152	FHLMC Multifamily Structured Pass Through Certificates, Series KF78, Class AL, 1-month LIBOR + 0.800%, 1.041%, 3/25/2030(a)	28,719,063
28,885,152	FHLMC Multifamily Structured Pass Through Certificates, Series KF78, Class AS, 30-day Average SOFR + 1.000%, 1.050%, 3/25/2030(a)	29,093,660
4,304,597	FHLMC Multifamily Structured Pass Through Certificates, Series KF79, Class AL, 1-month LIBOR + 0.470%, 0.711%, 5/25/2030(a)	4,310,661
3,972,110	FHLMC Multifamily Structured Pass Through Certificates, Series KF79, Class AS, 30-day Average SOFR + 0.580%, 0.630%, 5/25/2030(a)	3,983,761
7,022,856	FHLMC Multifamily Structured Pass Through Certificates, Series KF80, Class AL, 1-month LIBOR + 0.440%, 0.681%, 6/25/2030(a)	7,012,810
3,945,873	FHLMC Multifamily Structured Pass Through Certificates, Series KF80, Class AS, 30-day Average SOFR + 0.510%, 0.560%, 6/25/2030(a)	3,951,563
2,370,032	FHLMC Multifamily Structured Pass Through Certificates, Series KF81, Class AL, 1-month LIBOR + 0.360%, 0.601%, 6/25/2027(a)	2,373,053
1,777,524	FHLMC Multifamily Structured Pass Through Certificates, Series KF81, Class AS, 30-day Average SOFR + 0.400%, 0.450%, 6/25/2027(a)	1,778,061
1,062,066	FHLMC Multifamily Structured Pass Through Certificates, Series KF84, Class AL, 1-month LIBOR + 0.300%, 0.541%, 7/25/2030(a)	1,058,896
893,484	FHLMC Multifamily Structured Pass Through Certificates, Series KF84, Class AS, 30-day Average SOFR + 0.320%, 0.370%, 7/25/2030(a)	889,633
738,382	FHLMC Multifamily Structured Pass Through Certificates, Series KF85, Class AL, 1-month LIBOR + 0.300%, 0.541%, 8/25/2030(a)	736,786
	Agency Commercial Mortgage-Backed Securities — continued
$1,968,354	FHLMC Multifamily Structured Pass Through Certificates, Series KF85, Class AS, 30-day Average SOFR + 0.330%, 0.380%, 8/25/2030(a)	$1,961,496
1,402,750	FHLMC Multifamily Structured Pass Through Certificates, Series KF86, Class AL, 1-month LIBOR + 0.290%, 0.531%, 8/25/2027(a)	1,398,109
1,252,616	FHLMC Multifamily Structured Pass Through Certificates, Series KF86, Class AS, 30-day Average SOFR + 0.320%, 0.370%, 8/25/2027(a)	1,248,145
10,261,000	FHLMC Multifamily Structured Pass Through Certificates, Series KJ21, Class A2, 3.700%, 9/25/2026	10,502,506
7,720,000	FHLMC Multifamily Structured Pass Through Certificates, Series KJ26, Class A2, 2.606%, 7/25/2027	7,656,404
600,976	FHLMC Multifamily Structured Pass Through Certificates, Series KJ28, Class A1, 1.766%, 2/25/2025	590,160
8,515,000	FHLMC Multifamily Structured Pass Through Certificates, Series KS12, Class A, 1-month LIBOR + 0.650%, 0.891%, 8/25/2029(a)	8,514,999
2,855,000	FHLMC Multifamily Structured Pass Through Certificates, Series KS14, Class AL, 1-month LIBOR + 0.340%, 0.581%, 4/25/2030(a)	2,843,748
3,140,000	FHLMC Multifamily Structured Pass Through Certificates, Series KS14, Class AS, 30-day Average SOFR + 0.370%, 0.420%, 4/25/2030(a)	3,128,385
1,918,069	FHLMC Multifamily Structured Pass Through Certificates, Series Q008, Class A, 1-month LIBOR + 0.390%, 0.631%, 10/25/2045(a)	1,909,990
5,200,000	FNMA, 3.580%, 1/01/2026	5,317,518
17,436,910	Freddie Mac Multifamily Structured Pass Through Certificates, Series K-107, Class AS, 30-day Average SOFR + 0.250%, 0.300%, 3/25/2028(a)	17,436,910
9,395,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K-F121, Class AS, 30-day Average SOFR + 0.180%, 0.230%, 8/25/2028(a)	9,300,813
915,287	Freddie Mac Multifamily Structured Pass Through Certificates, Series KF93, Class AL, 1-month LIBOR + 0.280%, 0.521%, 10/25/2027(a)	915,287
1,098,937	Freddie Mac Multifamily Structured Pass Through Certificates, Series KF93, Class AS, 30-day Average SOFR + 0.310%, 0.360%, 10/25/2027(a)	1,098,937
4,623,066	Freddie Mac Multifamily Structured Pass Through Certificates, Series KF97, Class AS, 30-day Average SOFR + 0.250%, 0.300%, 12/25/2030(a)	4,623,066
1,819,955	Freddie Mac Multifamily Structured Pass Through Certificates, Series Q015, Class A, 30-day Average SOFR + 0.200%, 0.306%, 8/25/2024(a)	1,824,140
103,191	Government National Mortgage Association, Series 2003-72, Class Z, 5.300%, 11/16/2045(b)	106,537

		313,811,032

	Collateralized Mortgage Obligations — 13.1%
5,317	Federal Home Loan Mortgage Corp., REMIC, Series 1500, Class FD, 7-year CMT – 0.200%, 1.570%, 5/15/2023(a)(c)(d)	5,250
5,168	Federal Home Loan Mortgage Corp., REMIC, Series 1552, Class I, 10-year CMT – 0.650%, 1.340%, 8/15/2023(a)(c)(d)	5,089
63,840	Federal Home Loan Mortgage Corp., REMIC, Series 2131, Class ZB, 6.000%, 3/15/2029(c)(d)	66,647
465,058	Federal Home Loan Mortgage Corp., REMIC, Series 2978, Class JG, 5.500%, 5/15/2035(c)(d)	492,749

See accompanying notes to financial statements.

51  |

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$690,998	Federal Home Loan Mortgage Corp., REMIC, Series 3036, Class NE, 5.000%, 9/15/2035	$735,585
219,795	Federal Home Loan Mortgage Corp., REMIC, Series 3412, Class AY, 5.500%, 2/15/2038(c)(d)	224,902
703,689	Federal Home Loan Mortgage Corp., REMIC, Series 3561, Class W, IO, 2.585%, 6/15/2048(b)(e)	696,307
656,457	Federal Home Loan Mortgage Corp., REMIC, Series 3620, Class AT, IO, 3.846%, 12/15/2036(b)(e)	669,977
98,978	Federal Home Loan Mortgage Corp., REMIC, Series 4212, Class FW, 2.497%, 6/15/2043(b)(c)(d)	108,764
1,225	Federal National Mortgage Association, REMIC, Series 1992-162, Class FB, 7-year CMT – 0.050%, 2.140%, 9/25/2022(a)(c)(d)	1,211
7,120	Federal National Mortgage Association, REMIC, Series 1994-42, Class FD, 10-year CMT – 0.500%, 1.490%, 4/25/2024(a)(c)(d)	6,999
6,070	Federal National Mortgage Association, REMIC, Series 2002-W10, Class A7, 4.037%, 8/25/2042(b)(c)(d)	6,197
680,826	Federal National Mortgage Association, REMIC, Series 2003-48, Class GH, 5.500%, 6/25/2033(c)(d)	728,784
85,244	Federal National Mortgage Association, REMIC, Series 2005-100, Class BQ, 5.500%, 11/25/2025(c)(d)	86,335
363,367	Federal National Mortgage Association, REMIC, Series 2007-73, Class A1, 1-month LIBOR + 0.060%, 0.247%, 7/25/2037(a)(c)(d)	353,592
663,967	Federal National Mortgage Association, REMIC, Series 2008-86, Class LA, 3.435%, 8/25/2038(b)	663,002
1,309,961	Federal National Mortgage Association, REMIC, Series 2012-56, Class FK, 1-month LIBOR + 0.450%, 0.907%, 6/25/2042(a)	1,317,923
1,695,030	Federal National Mortgage Association, REMIC, Series 2012-58, Class KF, 1-month LIBOR + 0.550%, 1.007%, 6/25/2042(a)	1,714,678
3,462,701	Federal National Mortgage Association, REMIC, Series 2012-83, Class LF, 1-month LIBOR + 0.510%, 0.967%, 8/25/2042(a)	3,492,079
1,846,794	Federal National Mortgage Association, REMIC, Series 2013-67, Class NF, 1-month LIBOR + 1.000%, 1.457%, 7/25/2043(a)	1,746,827
3,741,964	Federal National Mortgage Association, REMIC, Series 2015-4, Class BF, 1-month LIBOR + 0.400%, 0.857%, 2/25/2045(a)	3,750,734
6,428,488	Federal National Mortgage Association, REMIC, Series 2020-35, Class FA, 1-month LIBOR + 0.500%, 0.606%, 6/25/2050(a)	6,415,245
5,655	FHLMC Structured Pass Through Securities, Series T-60, Class 2A1, 3.441%, 3/25/2044(b)(c)(d)	5,723
302,150	FHLMC Structured Pass Through Securities, Series T-62, Class 1A1, 12-month MTA + 1.200%, 1.341%, 10/25/2044(a)(c)(d)	306,383
1,131,286	Government National Mortgage Association, Series 2005-18, Class F, 1-month LIBOR + 0.200%, 0.649%, 2/20/2035(a)	1,130,208
841,495	Government National Mortgage Association, Series 2007-59, Class FM, 1-month LIBOR + 0.520%, 0.969%, 10/20/2037(a)(c)(d)	840,884
268,409	Government National Mortgage Association, Series 2009-H01, Class FA, 1-month LIBOR + 1.150%, 1.599%, 11/20/2059(a)(c)(d)	269,528
779,804	Government National Mortgage Association, Series 2010-H20, Class AF, 1-month LIBOR + 0.330%, 0.436%, 10/20/2060(a)	775,312
	Collateralized Mortgage Obligations — continued
$660,573	Government National Mortgage Association, Series 2010-H24, Class FA, 1-month LIBOR + 0.350%, 0.456%, 10/20/2060(a)	$656,736
386,263	Government National Mortgage Association, Series 2010-H27, Class FA, 1-month LIBOR + 0.380%, 0.486%, 12/20/2060(a)	384,264
40,100	Government National Mortgage Association, Series 2011- H20, Class FA, 1-month LIBOR + 0.550%, 0.656%, 9/20/2061(a)	40,027
497,660	Government National Mortgage Association, Series 2011-H06, Class FA, 1-month LIBOR + 0.450%, 0.556%, 2/20/2061(a)	495,813
32,226	Government National Mortgage Association, Series 2011-H08, Class FA, 1-month LIBOR + 0.600%, 0.706%, 2/20/2061(a)	32,193
29,070	Government National Mortgage Association, Series 2011-H23, Class HA, 3.000%, 12/20/2061(c)(d)	28,511
28,469	Government National Mortgage Association, Series 2012-124, Class HT, 6.500%, 7/20/2032(b)(c)(d)	27,893
2,534,345	Government National Mortgage Association, Series 2012-18, Class FM, 1-month LIBOR + 0.250%, 0.699%, 9/20/2038(a)	2,534,296
101	Government National Mortgage Association, Series 2012-H15, Class FA, 1-month LIBOR + 0.450%, 0.556%, 5/20/2062(a)(c)(d)	100
413,979	Government National Mortgage Association, Series 2012-H18, Class NA, 1-month LIBOR + 0.520%, 0.626%, 8/20/2062(a)	413,764
1,393,239	Government National Mortgage Association, Series 2012-H20, Class PT, 1.129%, 7/20/2062(b)	1,389,541
20,125	Government National Mortgage Association, Series 2012-H29, Class HF, 1-month LIBOR + 0.500%, 0.606%, 10/20/2062(a)(c)(d)	19,865
28,408	Government National Mortgage Association, Series 2013-H02, Class GF, 1-month LIBOR + 0.500%, 0.606%, 12/20/2062(a)(c)(d)	28,043
1,278,199	Government National Mortgage Association, Series 2013-H08, Class FA, 1-month LIBOR + 0.350%, 0.456%, 3/20/2063(a)	1,272,028
1,250,511	Government National Mortgage Association, Series 2013-H10, Class FA, 1-month LIBOR + 0.400%, 0.506%, 3/20/2063(a)	1,245,020
179,305	Government National Mortgage Association, Series 2013-H14, Class FG, 1-month LIBOR + 0.470%, 0.576%, 5/20/2063(a)	178,738
4,912,591	Government National Mortgage Association, Series 2013-H22, Class FT, 1-year CMT + 0.650%, 1.340%, 4/20/2063(a)	4,893,036
3,500,471	Government National Mortgage Association, Series 2014-H14, Class FA, 1-month LIBOR + 0.500%, 0.601%, 7/20/2064(a)	3,489,782
2,790,077	Government National Mortgage Association, Series 2014-H15, Class FA, 1-month LIBOR + 0.500%, 0.606%, 7/20/2064(a)	2,781,118
2,107,131	Government National Mortgage Association, Series 2015-H04, Class FL, 1-month LIBOR + 0.470%, 0.576%, 2/20/2065(a)	2,099,339
3,410	Government National Mortgage Association, Series 2015-H05, Class FA, 1-month LIBOR + 0.300%, 0.406%, 4/20/2061(a)(c)(d)	3,357
7,254	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065(c)(d)	6,965

See accompanying notes to financial statements.

|  52

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$252,637	Government National Mortgage Association, Series 2015-H10, Class FC, 1-month LIBOR + 0.480%, 0.586%, 4/20/2065(a)	$251,701
4,091,511	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	4,048,309
3,368	Government National Mortgage Association, Series 2015-H11, Class FA, 1-month LIBOR + 0.250%, 0.356%, 4/20/2065(a)(c)(d)	3,312
2,429,757	Government National Mortgage Association, Series 2015-H12, Class FL, 1-month LIBOR + 0.230%, 0.336%, 5/20/2065(a)	2,412,050
82,450	Government National Mortgage Association, Series 2015-H19, Class FH, 1-month LIBOR + 0.300%, 0.406%, 7/20/2065(a)(c)(d)	81,664
3,706	Government National Mortgage Association, Series 2015-H29, Class FA, 1-month LIBOR + 0.700%, 0.806%, 10/20/2065(a)(c)(d)	3,670
3,056	Government National Mortgage Association, Series 2015-H30, Class FA, 1-month LIBOR + 0.680%, 0.786%, 8/20/2061(a)(c)(d)	3,032
3,881,071	Government National Mortgage Association, Series 2016-H06, Class FC, 1-month LIBOR + 0.920%, 1.026%, 2/20/2066(a)	3,908,518
1,137,323	Government National Mortgage Association, Series 2016-H20, Class FB, 1-month LIBOR + 0.550%, 0.656%, 9/20/2066(a)	1,135,259
2,552,787	Government National Mortgage Association, Series 2017-H05, Class FC, 1-month LIBOR + 0.750%, 0.856%, 2/20/2067(a)	2,562,866
39,441	Government National Mortgage Association, Series 2018-H02, Class FJ, 1-month LIBOR + 0.200%, 0.306%, 10/20/2064(a)(c)(d)	39,068
5,285,970	Government National Mortgage Association, Series 2018-H11, Class FJ, 12-month LIBOR + 0.080%, 0.327%, 6/20/2068(a)	5,188,965
127,128	Government National Mortgage Association, Series 2018-H14, Class FG, 1-month LIBOR + 0.350%, 0.456%, 9/20/2068(a)	126,360
7,520,053	Government National Mortgage Association, Series 2018-H16, Class FA, 1-month LIBOR + 0.420%, 0.526%, 9/20/2068(a)	7,469,625
6,568,902	Government National Mortgage Association, Series 2019-H04, Class NA, 3.500%, 9/20/2068	6,573,027
2,651,590	Government National Mortgage Association, Series 2019-H13, Class FT, 1-year CMT + 0.450%, 1.140%, 8/20/2069(a)	2,649,651
2,207,430	Government National Mortgage Association, Series 2020-30, Class F, 1-month LIBOR + 0.400%, 0.631%, 4/20/2048(a)	2,201,890
4,173,043	Government National Mortgage Association, Series 2020-53, Class NF, 1-month LIBOR + 0.450%, 0.681%, 5/20/2046(a)	4,087,053
4,164,905	Government National Mortgage Association, Series 2020-H02, Class FG, 1-month LIBOR + 0.600%, 0.706%, 1/20/2070(a)	4,164,245
4,551,298	Government National Mortgage Association, Series 2020-H04, Class FP, 1-month LIBOR + 0.500%, 0.606%, 6/20/2069(a)	4,535,812
9,397,292	Government National Mortgage Association, Series 2020-H07, Class FL, 1-month LIBOR + 0.650%, 1.099%, 4/20/2070(a)	9,452,332
	Collateralized Mortgage Obligations — continued
$10,184,929	Government National Mortgage Association, Series 2020-H10, Class FD, 1-month LIBOR + 0.400%, 0.849%, 5/20/2070(a)	$10,174,031
4,399,137	Government National Mortgage Association, Series 2020-HO1, Class FT, 1-year CMT + 0.500%, 0.710%, 1/20/2070(a)	4,452,032

		124,161,815

	Hybrid ARMs — 2.6%
250,483	FHLMC, 6-month LIBOR + 1.776%, 1.900%, 6/01/2037(a)	250,860
104,353	FHLMC, 12-month LIBOR + 1.670%, 1.921%, 11/01/2038(a)	104,575
44,877	FHLMC, 12-month LIBOR + 1.739%, 1.996%, 12/01/2037(a)	44,893
166,988	FHLMC, 12-month LIBOR + 1.725%, 2.001%, 4/01/2037(a)	171,832
501,626	FHLMC, 12-month LIBOR + 1.764%, 2.013%, 9/01/2035(a)	517,218
131,516	FHLMC, 12-month LIBOR + 1.707%, 2.024%, 3/01/2038(a)	131,667
94,713	FHLMC, 12-month LIBOR + 1.799%, 2.048%, 11/01/2038(a)	94,967
1,877,276	FHLMC, 12-month LIBOR + 1.842%, 2.108%, 1/01/2046(a)	1,923,465
669,822	FHLMC, 12-month LIBOR + 1.896%, 2.146%, 9/01/2041(a)	695,652
165,223	FHLMC, 12-month LIBOR + 1.934%, 2.195%, 12/01/2034(a)	165,519
347,396	FHLMC, 1-year CMT + 2.220%, 2.220%, 7/01/2033(a)	348,198
327,262	FHLMC, 1-year CMT + 2.247%, 2.273%, 9/01/2038(a)	343,939
344,299	FHLMC, 1-year CMT + 2.165%, 2.290%, 4/01/2036(a)	344,011
107,922	FHLMC, 1-year CMT + 2.209%, 2.318%, 9/01/2038(a)	108,159
1,544,195	FHLMC, 1-year CMT + 2.247%, 2.326%, 3/01/2037(a)	1,617,306
891,453	FHLMC, 1-year CMT + 2.258%, 2.386%, 2/01/2036(a)	927,842
448,459	FHLMC, 12-month LIBOR + 1.899%, 2.388%, 4/01/2037(a)	448,098
497,558	FHLMC, 1-year CMT + 2.285%, 2.411%, 2/01/2036(a)	518,916
346,397	FHLMC, 1-year CMT + 2.245%, 2.441%, 3/01/2036(a)	361,368
90,073	FHLMC, 1-year CMT + 2.250%, 2.497%, 2/01/2035(a)	93,559
49,960	FHLMC, 12-month LIBOR + 2.180%, 2.555%, 3/01/2037(a)	49,879
67,868	FHLMC, 1-year CMT + 2.470%, 2.595%, 9/01/2038(a)	67,824
325,992	FNMA, 6-month LIBOR + 1.544%, 1.734%, 7/01/2035(a)	336,971
21,363	FNMA, 6-month LIBOR + 1.460%, 1.786%, 2/01/2037(a)	21,722
91,191	FNMA, 12-month LIBOR + 1.555%, 1.805%, 8/01/2035(a)	91,330
511,624	FNMA, 12-month LIBOR + 1.565%, 1.836%, 7/01/2035(a)	526,537
480,626	FNMA, 12-month LIBOR + 1.599%, 1.847%, 9/01/2037(a)	495,099
177,162	FNMA, 12-month LIBOR + 1.607%, 1.858%, 10/01/2033(a)	181,863
785,060	FNMA, 12-month LIBOR + 1.546%, 1.887%, 4/01/2037(a)	812,178
223,732	FNMA, 12-month LIBOR + 1.639%, 1.889%, 8/01/2038(a)	224,792
317,980	FNMA, 12-month LIBOR + 1.669%, 1.919%, 7/01/2038(a)	321,160
143,534	FNMA, 12-month LIBOR + 1.594%, 1.924%, 4/01/2037(a)	143,745
305,804	FNMA, 12-month LIBOR + 1.678%, 1.928%, 8/01/2034(a)	306,341

See accompanying notes to financial statements.

53  |

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Hybrid ARMs — continued
$117,946	FNMA, 12-month LIBOR + 1.728%, 1.990%, 11/01/2035(a)	$122,744
151,340	FNMA, 12-month LIBOR + 1.667%, 2.014%, 11/01/2036(a)	157,393
840,912	FNMA, 12-month LIBOR + 1.800%, 2.050%, 10/01/2041(a)	869,645
116,936	FNMA, 12-month LIBOR + 1.800%, 2.050%, 12/01/2041(a)	116,932
819,130	FNMA, 12-month LIBOR + 1.743%, 2.083%, 9/01/2037(a)	854,566
42,907	FNMA, 12-month LIBOR + 1.754%, 2.089%, 1/01/2037(a)	43,015
26,481	FNMA, 12-month LIBOR + 1.805%, 2.134%, 7/01/2041(a)	26,508
53,961	FNMA, 1-year CMT + 2.145%, 2.145%, 9/01/2036(a)	54,569
662,556	FNMA, 12-month LIBOR + 1.761%, 2.148%, 3/01/2037(a)	689,730
316,276	FNMA, 12-month LIBOR + 1.755%, 2.177%, 2/01/2037(a)	316,662
109,501	FNMA, 12-month LIBOR + 1.800%, 2.186%, 3/01/2034(a)	113,573
938,577	FNMA, 1-year CMT + 2.188%, 2.219%, 11/01/2033(a)	985,591
256,271	FNMA, 1-year CMT + 2.223%, 2.223%, 8/01/2035(a)	256,860
185,343	FNMA, 1-year CMT + 2.149%, 2.238%, 9/01/2034(a)	193,918
259,592	FNMA, 1-year CMT + 2.145%, 2.245%, 6/01/2036(a)	266,447
946,311	FNMA, 1-year CMT + 2.172%, 2.255%, 12/01/2040(a)	991,868
174,841	FNMA, 1-year CMT + 2.185%, 2.259%, 12/01/2034(a)	175,055
531,639	FNMA, 1-year CMT + 2.270%, 2.270%, 6/01/2037(a)	564,895
1,762,359	FNMA, 1-year CMT + 2.207%, 2.275%, 10/01/2034(a)	1,847,706
384,121	FNMA, 1-year CMT + 2.185%, 2.310%, 1/01/2036(a)	394,618
207,069	FNMA, 1-year CMT + 2.287%, 2.313%, 6/01/2033(a)	207,679
391,885	FNMA, 6-month LIBOR + 2.157%, 2.319%, 7/01/2037(a)	409,955
49,177	FNMA, 1-year CMT + 2.211%, 2.336%, 4/01/2033(a)	49,397
1,102,982	FNMA, 1-year CMT + 2.225%, 2.338%, 4/01/2034(a)	1,150,780
169,591	FNMA, 1-year CMT + 2.287%, 2.351%, 10/01/2033(a)	169,841
112,314	FNMA, 1-year CMT + 2.198%, 2.366%, 4/01/2034(a)	112,382
56,112	FNMA, 1-year CMT + 2.440%, 2.440%, 8/01/2033(a)	56,241
725,021	FNMA, 12-month LIBOR + 1.820%, 2.445%, 2/01/2047(a)	750,644
149,870	FNMA, 1-year CMT + 2.482%, 2.606%, 5/01/2035(a)	157,253
128,684	FNMA, 1-year CMT + 2.500%, 2.633%, 8/01/2036(a)	136,007
63,946	FNMA, 12-month LIBOR + 2.473%, 2.723%, 6/01/2035(a)	64,568

		25,098,527

	Mortgage Related — 1.7%
20,480	FHLMC, 3.000%, 10/01/2026	20,694
150,837	FHLMC, 4.000%, with various maturities from 2024 to 2042(f)	157,232
52,194	FHLMC, 4.500%, with various maturities from 2025 to 2034(f)	53,773
6,514	FHLMC, 5.500%, 10/01/2023	6,602
129,057	FHLMC, 6.500%, 12/01/2034	140,009
50	FHLMC, 7.500%, 6/01/2026	52
83,056	FNMA, 3.000%, 3/01/2042	82,910
659,219	FNMA, 5.000%, with various maturities from 2037 to 2038(f)	712,345
258,479	FNMA, 5.500%, with various maturities from 2023 to 2033(f)	273,568
24,281	FNMA, 6.000%, with various maturities in 2022(f)	24,438
142,983	FNMA, 6.500%, with various maturities from 2032 to 2037(f)	154,353
32,444	FNMA, 7.500%, with various maturities from 2030 to 2032(f)	34,041
	Mortgage Related — continued
$1,519,499	GNMA, 1-month LIBOR + 1.748%, 1.869%, 2/20/2061(a)	$1,548,959
1,214,699	GNMA, 1-month LIBOR + 1.890%, 1.991%, 2/20/2063(a)	1,238,857
951,204	GNMA, 1-month LIBOR + 2.150%, 2.249%, 3/20/2063(a)	972,876
577,543	GNMA, 1-month LIBOR + 2.210%, 2.312%, 5/20/2065(a)	597,393
596,269	GNMA, 1-month LIBOR + 2.236%, 2.338%, 6/20/2065(a)	620,839
603,893	GNMA, 1-month LIBOR + 2.328%, 2.436%, 2/20/2063(a)	619,485
54,757	GNMA, 4.007%, 12/20/2062(b)	55,438
27,151	GNMA, 4.140%, with various maturities from 2061 to 2063(b)(f)	27,494
13,761	GNMA, 4.316%, 8/20/2061(b)	14,008
193,436	GNMA, 4.476%, 7/20/2063(b)	196,372
2,485,704	GNMA, 4.483%, 10/20/2065(b)	2,553,585
3,644	GNMA, 4.581%, 8/20/2062(b)	3,723
1,317,967	GNMA, 4.601%, 2/20/2066(b)	1,348,073
1,875,346	GNMA, 4.613%, 3/20/2064(b)	1,911,110
205,544	GNMA, 4.624%, with various maturities from 2062 to 2064(b)(f)	209,542
72,274	GNMA, 4.630%, with various maturities from 2061 to 2063(b)(f)	71,097
1,595,313	GNMA, 4.677%, 11/20/2063(b)	1,627,022
757,517	GNMA, 4.700%, with various maturities from 2061 to 2064(b)(f)	770,658
2,413	GNMA, 4.891%, 4/20/2061(b)	2,426
6,262	GNMA, 6.000%, 12/15/2031	6,949
26,627	GNMA, 6.500%, 5/15/2031	29,161
24,426	GNMA, 7.000%, 10/15/2028	25,738

		16,110,822

	Non-Agency Commercial Mortgage-Backed Securities — 2.6%
1,595,000	BANK, Series 2020-BN25, Class A5, 2.649%, 1/15/2063	1,515,840
3,895,000	Barclays Commercial Mortgage Securities Trust, Series 2020-BID, Class A, 1-month LIBOR + 2.140%, 2.537%, 10/15/2037, 144A(a)	3,891,473
1,825,000	BPR Trust, Series 2021-NRD, Class A, 1-month Term SOFR + 1.525%, 1.829%, 12/15/2023, 144A(a)	1,779,340
1,310,000	Commercial Mortgage Pass Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A	1,291,597
1,488,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A5, 3.961%, 3/10/2047	1,505,013
3,311,532	Commercial Mortgage Pass Through Certificates, Series 2016-DC2, Class ASB, 3.550%, 2/10/2049	3,343,071
2,570,000	DROP Mortgage Trust, Series 2021-FILE, Class A, 1-month LIBOR + 1.150%, 1.550%, 4/15/2026, 144A(a)	2,542,717
2,600,000	Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7, 3.914%, 8/05/2034, 144A	2,397,322
1,040,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A4, 3.134%, 12/15/2048	1,042,297
3,295,000	SPGN Mortgage Trust, Series 2022-TFLM. Class A, 1-month Term SOFR + 1.550%, 1.851%, 2/15/2039, 144A(a)	3,272,201
3,279,464	Starwood Retail Property Trust, Series 2014-STAR, Class A, 1-month LIBOR + 1.470%, 1.867%, 11/15/2027, 144A(a)	2,299,817

		24,880,688

See accompanying notes to financial statements.

|  54

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Treasuries — 37.1%
$17,715,000	U.S. Treasury Bond, 1.500%, 2/15/2025	$17,218,150
4,510,000	U.S. Treasury Note, 0.250%, 6/30/2025	4,189,896
13,840,000	U.S. Treasury Note, 0.250%, 8/31/2025	12,805,244
13,070,000	U.S. Treasury Note, 0.250%, 9/30/2025	12,073,412
13,605,000	U.S. Treasury Note, 0.250%, 10/31/2025	12,543,704
7,255,000	U.S. Treasury Note, 0.375%, 11/30/2025	6,707,474
65,670,000	U.S. Treasury Note, 0.375%, 12/31/2025	60,639,576
24,685,000	U.S. Treasury Note, 0.375%, 1/31/2026	22,743,949
11,585,000	U.S. Treasury Note, 0.500%, 2/28/2026	10,710,695
13,225,000	U.S. Treasury Note, 0.750%, 3/31/2026	12,332,829
67,095,000	U.S. Treasury Note, 0.750%, 8/31/2026	62,186,057
13,355,000	U.S. Treasury Note, 0.875%, 1/31/2024	13,014,865
25,460,000	U.S. Treasury Note, 0.875%, 9/30/2026	23,698,685
21,410,000	U.S. Treasury Note, 1.250%, 12/31/2026	20,228,268
5,760,000	U.S. Treasury Note, 1.875%, 2/28/2027	5,605,650
46,160,000	U.S. Treasury Note, 2.250%, 3/31/2024	46,096,890
9,955,000	U.S. Treasury Note, 2.875%, 7/31/2025	10,063,883

		352,859,227

	Total Bonds and Notes (Identified Cost $929,323,816)	901,872,333

Short-Term Investments — 5.0%
19,252,967	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2022 at 0.000% to be repurchased at $19,252,967 on 4/01/2022 collateralized by $21,825,500 U.S. Treasury Bond, 2.000% due 8/15/2051 valued at $19,638,038 including accrued interest (Note 2 of Notes to Financial Statements)	19,252,967
27,770,000	U.S. Treasury Bills, 0.050%-0.131%, 4/12/2022(g)(h)	27,768,812

	Total Short-Term Investments (Identified Cost $47,022,278)	47,021,779

	Total Investments — 99.9% (Identified Cost $976,346,094)	948,894,112
	Other assets less liabilities — 0.1%	1,232,455

	Net Assets — 100.0%	$950,126,567

(†)	See Note 2 of Notes to Financial Statements.
(a)	Variable rate security. Rate as of March 31, 2022 is disclosed.
(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2022 is disclosed.
(c)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(d)	Fair valued by the Fund’s adviser. At March 31, 2022, the value of these securities amounted to $3,754,517 or 0.4% of net assets. See Note 2 of Notes to Financial Statements.
(e)	Interest only security. Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(f)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(g)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(h)	The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the value of Rule 144A holdings amounted to $46,205,735 or 4.9% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MTA	Monthly Treasury Average Interest
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate

Industry Summary at March 31, 2022 (Unaudited)

Treasuries	37.1%
Agency Commercial Mortgage-Backed Securities	33.0
Collateralized Mortgage Obligations	13.1
Hybrid ARMs	2.6
Non-Agency Commercial Mortgage-Backed Securities	2.6
ABS Car Loan	2.3
Other Investments, less than 2% each	4.2
Short-Term Investments	5.0

Total Investments	99.9
Other assets less liabilities	0.1

Net Assets	100.0%

See accompanying notes to financial statements.

55  |

Statements of Assets and Liabilities

March 31, 2022 (Unaudited)

	Core Plus Bond Fund	Credit Income Fund	Global Allocation Fund
ASSETS
Investments at cost	$8,104,683,284	$24,408,959	$3,671,901,796
Net unrealized appreciation (depreciation)	(353,429,763)	(1,505,810)	696,012,136

Investments at value	7,751,253,521	22,903,149	4,367,913,932
Cash	—	—	1,351,286
Due from brokers (Note 2)	12,202,775	—	8,495,000
Foreign currency at value (identified cost $0, $0 and $6,915,025, respectively)	—	—	6,945,888
Receivable for Fund shares sold	11,624,104	—	3,143,624
Receivable for securities sold	278,615,566	22,025	7,997,500
Receivable for when-issued/delayed delivery securities sold (Note 2)	823,998,490	—	—
Collateral received for open forward foreign currency contracts (Notes 2 and 4)	—	—	3,838,481
Dividends and interest receivable	48,889,934	191,243	12,184,293
Unrealized appreciation on forward foreign currency contracts (Note 2)	—	—	3,019,320
Tax reclaims receivable	—	—	845,753
Receivable for variation margin on futures contracts (Note 2)	1,572,301	—	23,968
Prepaid expenses (Note 8)	59	—	28

TOTAL ASSETS	8,928,156,750	23,116,417	4,415,759,073

LIABILITIES
Securities sold short, at value (proceeds $71,422,815)	70,267,106	—	—
Payable for securities purchased	205,405,857	—	—
Payable for when-issued/delayed delivery securities purchased (Note 2)	1,247,075,217	—	—
Payable for Fund shares redeemed	14,612,837	—	3,770,593
Unrealized depreciation on forward foreign currency contracts (Note 2)	—	—	8,012,422
Foreign taxes payable (Note 2)	—	—	1,426,408
Due to brokers (Note 2)	—	—	3,838,481
Payable for variation margin on futures contracts (Note 2)	—	6,094	—
Management fees payable (Note 6)	2,044,464	8,068	2,720,900
Deferred Trustees’ fees (Note 6)	862,510	4,133	386,529
Administrative fees payable (Note 6)	280,105	861	162,014
Payable to distributor (Note 6d)	64,147	—	63,723
Audit and tax services fees payable	32,476	35,273	33,086
Other accounts payable and accrued expenses	1,637,068	21,211	319,672

TOTAL LIABILITIES	1,542,281,787	75,640	20,733,828

NET ASSETS	$7,385,874,963	$23,040,777	$4,395,025,245

NET ASSETS CONSIST OF:
Paid-in capital	$7,840,793,991	$24,461,908	$3,616,120,680
Accumulated earnings (loss)	(454,919,028)	(1,421,131)	778,904,565

NET ASSETS	$7,385,874,963	$23,040,777	$4,395,025,245

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$562,466,239	$85,215	$660,191,773

Shares of beneficial interest	44,502,561	9,052	26,098,965

Net asset value and redemption price per share	$12.64	$9.41	$25.30

Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$13.20	$9.83	$26.84

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$72,493,658	$972	$445,430,244

Shares of beneficial interest	5,732,083	103	18,079,244

Net asset value and offering price per share	$12.65	$9.40 *	$24.64

Class N shares:
Net assets	$2,207,568,662	$22,908,225	$332,019,438

Shares of beneficial interest	173,028,635	2,434,178	13,011,854

Net asset value, offering and redemption price per share	$12.76	$9.41	$25.52

Class Y shares:
Net assets	$4,543,346,404	$46,365	$2,957,383,790

Shares of beneficial interest	356,323,656	4,927	115,871,297

Net asset value, offering and redemption price per share	$12.75	$9.41	$25.52

*	Net asset value calculations have been determined utilizing fractional share and penny amounts.

See accompanying notes to financial statements.

|  56

Statements of Assets and Liabilities (continued)

March 31, 2022 (Unaudited)

	Growth Fund	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
ASSETS
Investments at cost	$7,672,685,969	$347,659,628	$976,346,094
Net unrealized appreciation (depreciation)	5,473,731,741	(13,465,840)	(27,451,982)

Investments at value	13,146,417,710	334,193,788	948,894,112
Due from brokers (Note 2)	—	215,000	—
Receivable for Fund shares sold	16,536,351	360,818	1,435,557
Receivable for securities sold	—	2,481,431	18,743,801
Dividends and interest receivable	2,847,388	1,218,743	2,455,353
Tax reclaims receivable	11,298,233	388	—
Receivable for variation margin on futures contracts (Note 2)	—	6,486	—
Prepaid expenses (Note 8)	79	1	7

TOTAL ASSETS	13,177,099,761	338,476,655	971,528,830

LIABILITIES
Payable for securities purchased	—	4,484,903	18,779,670
Payable for Fund shares redeemed	14,658,899	175,579	1,590,086
Distributions payable	—	—	127,965
Management fees payable (Note 6)	5,369,795	79,596	270,702
Deferred Trustees’ fees (Note 6)	790,775	156,598	451,340
Administrative fees payable (Note 6)	471,212	12,568	35,571
Payable to distributor (Note 6d)	134,353	2,742	13,381
Audit and tax services fees payable	26,179	30,364	32,554
Other accounts payable and accrued expenses	600,678	37,468	100,994

TOTAL LIABILITIES	22,051,891	4,979,818	21,402,263

NET ASSETS	$13,155,047,870	$333,496,837	$950,126,567

NET ASSETS CONSIST OF:
Paid-in capital	$6,766,084,854	$355,345,533	$1,010,192,603
Accumulated earnings (loss)	6,388,963,016	(21,848,696)	(60,066,036)

NET ASSETS	$13,155,047,870	$333,496,837	$950,126,567

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$1,639,592,049	$21,804,061	$266,319,256

Shares of beneficial interest	73,543,524	2,205,446	24,170,301

Net asset value and redemption price per share	$22.29	$9.89	$11.02

Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$23.65	$10.33	$11.27

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$104,846,085	$317,942	$20,129,844

Shares of beneficial interest	5,342,730	32,039	1,831,364

Net asset value and offering price per share	$19.62	$9.92	$10.99

Class N shares:
Net assets	$977,013,047	$19,153,357	$13,617,418

Shares of beneficial interest	40,402,639	1,938,943	1,232,491

Net asset value, offering and redemption price per share	$24.18	$9.88	$11.05

Class Y shares:
Net assets	$10,433,596,689	$292,221,477	$650,060,049

Shares of beneficial interest	431,655,795	29,568,776	58,811,208

Net asset value, offering and redemption price per share	$24.17	$9.88	$11.05

See accompanying notes to financial statements.

57  |

Statements of Operations

For the Six Months Ended March 31, 2022 (Unaudited)

	Core Plus Bond Fund	Credit Income Fund	Global Allocation Fund
INVESTMENT INCOME
Interest	$100,845,247	$350,653	$22,451,276
Dividends	—	14,351	10,515,930
Less net foreign taxes withheld	(5,736)	—	(144,037)

	100,839,511	365,004	32,823,169

Expenses
Management fees (Note 6)	13,128,674	50,759	17,655,883
Service and distribution fees (Note 6)	1,273,976	116	3,354,967
Administrative fees (Note 6)	1,770,203	5,191	1,033,964
Trustees’ fees and expenses (Note 6)	109,571	5,256	66,673
Trustees’ fees deferred compensation (Note 6)	(40,445)	1,182	(14,096)
Transfer agent fees and expenses (Notes 6 and 7)	2,891,651	2,979	1,648,111
Audit and tax services fees	27,151	31,221	31,570
Custodian fees and expenses	155,448	4,984	218,060
Legal fees (Note 8)	82,200	224	48,518
Registration fees	90,693	24,719	91,531
Shareholder reporting expenses	220,427	1,953	137,734
Miscellaneous expenses	139,199	16,307	95,311

Total expenses	19,848,748	144,891	24,368,226
Less waiver and/or expense reimbursement (Note 6)	—	(81,893)	—

Net expenses	19,848,748	62,998	24,368,226

Net investment income	80,990,763	302,006	8,454,943

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, SHORT SALES, FORWARD FOREIGN CURRENCY CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	(61,848,524)	136,990	124,368,483
Futures contracts	—	102,500	1,378,808
Forward foreign currency contracts (Note 2e)	—	—	(19,813,755)
Foreign currency transactions (Note 2d)	(250,259)	—	(642,356)
Net change in unrealized appreciation (depreciation) on:
Investments	(486,851,013)	(2,065,882)	(380,662,404)
Futures contracts	1,389,901	29,526	(925,006)
Short sales	1,155,709	—	—
Forward foreign currency contracts (Note 2e)	—	—	(270,237)
Foreign currency translations (Note 2d)	370,729	—	481,526

Net realized and unrealized loss on investments, futures contracts, short sales, forward foreign currency contracts and foreign currency transactions	(546,033,457)	(1,796,866)	(276,084,941)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(465,042,694)	$(1,494,860)	$(267,629,998)

See accompanying notes to financial statements.

|  58

Statements of Operations (continued)

For the Six Months Ended March 31, 2022 (Unaudited)

	Growth Fund	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
INVESTMENT INCOME
Interest	$—	$3,158,308	$4,933,826
Dividends	53,217,706	—	—
Less net foreign taxes withheld	(1,537,126)	—	—

	51,680,580	3,158,308	4,933,826

Expenses
Management fees (Note 6)	34,344,940	467,765	1,526,247
Service and distribution fees (Note 6)	2,736,366	28,032	442,028
Administrative fees (Note 6)	2,949,198	80,343	209,817
Trustees’ fees and expenses (Note 6)	180,276	9,704	17,554
Trustees’ fees deferred compensation (Note 6)	(18,219)	(9,884)	(31,375)
Transfer agent fees and expenses (Notes 6 and 7)	5,018,107	133,579	376,250
Audit and tax services fees	43,116	26,266	28,369
Custodian fees and expenses	173,308	12,484	21,615
Legal fees (Note 8)	139,008	3,674	9,456
Registration fees	159,464	51,048	71,877
Shareholder reporting expenses	411,697	18,374	31,149
Miscellaneous expenses	235,358	21,149	29,564

Total expenses	46,372,619	842,534	2,732,551
Less waiver and/or expense reimbursement (Note 6)	—	(70,823)	(96,486)

Net expenses	46,372,619	771,711	2,636,065

Net investment income	5,307,961	2,386,597	2,297,761

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS
Net realized gain (loss) on:
Investments	928,326,494	(7,003,818)	(1,221,874)
Futures contracts	—	(559,568)	—
Net change in unrealized appreciation (depreciation) on:
Investments	(1,110,596,576)	(14,835,150)	(29,907,693)
Futures contracts	—	(599,256)	—
Foreign currency translations (Note 2d)	(85,294)	—	—

Net realized and unrealized loss on investments and futures contracts	(182,355,376)	(22,997,792)	(31,129,567)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(177,047,415)	$(20,611,195)	$(28,831,806)

See accompanying notes to financial statements.

59  |

Statements of Changes in Net Assets

	Core Plus Bond Fund		Credit Income Fund
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
FROM OPERATIONS:
Net investment income	$80,990,763	$163,972,599	$302,006	$616,673
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	(62,098,783)	116,923,272	239,490	91,677
Net change in unrealized appreciation (depreciation) on investments, futures contracts, short sales and foreign currency translations	(483,934,674)	(226,524,491)	(2,036,356)	680,884

Net increase (decrease) in net assets resulting from operations	(465,042,694)	54,371,380	(1,494,860)	1,389,234

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(8,951,542)	(26,989,208)	(1,520)	(2,194)
Class C	(781,754)	(4,109,684)	(14)	(20)
Class N	(35,535,780)	(114,300,522)	(448,862)	(776,415)
Class Y	(72,555,166)	(253,871,577)	(1,120)	(642)

Total distributions	(117,824,242)	(399,270,991)	(451,516)	(779,271)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	(880,808,448)	(84,293,745)	31,613	(572,703)

Net increase (decrease) in net assets	(1,463,675,384)	(429,193,356)	(1,914,763)	37,260
NET ASSETS
Beginning of the period	8,849,550,347	9,278,743,703	24,955,540	24,918,280

End of the period	$7,385,874,963	$8,849,550,347	$23,040,777	$24,955,540

See accompanying notes to financial statements.

|  60

Statements of Changes in Net Assets (continued)

	Global Allocation Fund		Growth Fund
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
FROM OPERATIONS:
Net investment income (loss)	$8,454,943	$15,287,268	$5,307,961	$(1,879,895)
Net realized gain on investments, futures contracts, forward foreign currency contracts and foreign currency transactions	105,291,180	369,056,675	928,326,494	688,859,379
Net change in unrealized appreciation (depreciation) on investments, futures contracts, forward foreign currency contracts and foreign currency translations	(381,376,121)	307,378,584	(1,110,681,870)	1,682,048,663

Net increase (decrease) in net assets resulting from operations	(267,629,998)	691,722,527	(177,047,415)	2,369,028,147

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(54,983,172)	(37,700,764)	(87,877,160)	(71,172,533)
Class C	(37,592,938)	(27,793,335)	(6,955,691)	(6,613,461)
Class N	(26,402,455)	(17,490,999)	(39,935,698)	(27,159,617)
Class Y	(248,208,914)	(172,869,178)	(530,904,861)	(427,889,322)

Total distributions	(367,187,479)	(255,854,276)	(665,673,410)	(532,834,933)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	152,398,388	400,018,429	229,134,538	432,416,142

Net increase (decrease) in net assets	(482,419,089)	835,886,680	(613,586,287)	2,268,609,356
NET ASSETS
Beginning of the period	4,877,444,334	4,041,557,654	13,768,634,157	11,500,024,801

End of the period	$4,395,025,245	$4,877,444,334	$13,155,047,870	$13,768,634,157

See accompanying notes to financial statements.

61  |

Statements of Changes in Net Assets (continued)

	Intermediate Duration Bond Fund		Limited Term Government and Agency Fund
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
FROM OPERATIONS:
Net investment income	$2,386,597	$4,516,514	$2,297,761	$5,377,989
Net realized gain (loss) on investments and futures contracts	(7,563,386)	2,618,566	(1,221,874)	4,014,542
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(15,434,406)	(6,669,694)	(29,907,693)	(13,859,882)

Net increase (decrease) in net assets resulting from operations	(20,611,195)	465,386	(28,831,806)	(4,467,351)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(215,077)	(742,805)	(834,921)	(1,888,946)
Class C	(2,102)	(18,045)	(13,327)	(6,855)
Class N	(225,955)	(788,205)	(61,977)	(104,954)
Class Y	(3,812,025)	(12,363,185)	(2,749,705)	(6,301,562)

Total distributions	(4,255,159)	(13,912,240)	(3,659,930)	(8,302,317)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	(23,313,291)	77,608,974	(50,423,101)	27,315,308

Net increase (decrease) in net assets	(48,179,645)	64,162,120	(82,914,837)	14,545,640
NET ASSETS
Beginning of the period	381,676,482	317,514,362	1,033,041,404	1,018,495,764

End of the period	$333,496,837	$381,676,482	$950,126,567	$1,033,041,404

See accompanying notes to financial statements.

|  62

Financial Highlights

For a share outstanding throughout each period.

	Core Plus Bond Fund—Class A
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021	Year Ended September 30, 2020		Year Ended September 30, 2019		Year Ended September 30, 2018	Year Ended September 30, 2017
Net asset value, beginning of the period	$13.59		$14.08	$13.25		$12.53		$12.96	$13.06

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11		0.21	0.26		0.34		0.35	0.28
Net realized and unrealized gain (loss)	(0.88)		(0.13)	0.86		0.70		(0.38)	(0.04)

Total from Investment Operations	(0.77)		0.08	1.12		1.04		(0.03)	0.24

LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)		(0.29)	(0.29)		(0.32)		(0.40)	(0.34)
Net realized capital gains	(0.03)		(0.28)	—		—		—	—

Total Distributions	(0.18)		(0.57)	(0.29)		(0.32)		(0.40)	(0.34)

Net asset value, end of the period	$12.64		$13.59	$14.08		$13.25		$12.53	$12.96

Total return(b)	(5.75	)%(c)	0.53%	8.60%		8.39%		(0.27)%	1.86%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$562,466		$747,497	$617,609		$558,291		$600,762	$676,892
Net expenses	0.73	%(d)	0.71%	0.72	%(e)	0.73%		0.73%	0.73%
Gross expenses	0.73	%(d)	0.71%	0.72%		0.73%		0.73%	0.73%
Net investment income	1.71	%(d)	1.51%	1.88%		2.63%		2.71%	2.19%
Portfolio turnover rate	145%		266%	359	%(f)	297	%(g)	181%	195%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	Effective July 1, 2020, the expense limit decreased from 0.80% to 0.75%.
(f)	The variation in the Fund’s turnover rate from 2019 to 2020 was primarily due to a significant repositioning of the portfolio.
(g)	The variation in the Fund’s turnover rate from 2018 to 2019 is due to an increase in the volume of U.S. Treasury securities related to certain trading strategies.

See accompanying notes to financial statements.

63  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Core Plus Bond Fund—Class C
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021	Year Ended September 30, 2020		Year Ended September 30, 2019		Year Ended September 30, 2018	Year Ended September 30, 2017
Net asset value, beginning of the period	$13.60		$14.09	$13.25		$12.53		$12.96	$13.06

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06		0.10	0.15		0.24		0.25	0.19
Net realized and unrealized gain (loss)	(0.88)		(0.13)	0.88		0.70		(0.38)	(0.05)

Total from Investment Operations	(0.82)		(0.03)	1.03		0.94		(0.13)	0.14

LESS DISTRIBUTIONS FROM:
Net investment income	(0.10)		(0.18)	(0.19)		(0.22)		(0.30)	(0.24)
Net realized capital gains	(0.03)		(0.28)	—		—		—	—

Total Distributions	(0.13)		(0.46)	(0.19)		(0.22)		(0.30)	(0.24)

Net asset value, end of the period	$12.65		$13.60	$14.09		$13.25		$12.53	$12.96

Total return(b)	(6.18	)%(c)	(0.24)%	7.83%		7.57%		(1.03)%	1.08%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$72,494		$95,755	$132,590		$160,201		$185,758	$248,687
Net expenses	1.48	%(d)	1.46%	1.47	%(e)	1.48%		1.48%	1.48%
Gross expenses	1.48	%(d)	1.46%	1.47%		1.48%		1.48%	1.48%
Net investment income	0.96	%(d)	0.75%	1.13%		1.88%		1.96%	1.44%
Portfolio turnover rate	145%		266%	359	%(f)	297	%(g)	181%	195%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	Effective July 1, 2020, the expense limit decreased from 1.55% to 1.50%.
(f)	The variation in the Fund’s turnover rate from 2019 to 2020 was primarily due to a significant repositioning of the portfolio.
(g)	The variation in the Fund’s turnover rate from 2018 to 2019 is due to an increase in the volume of U.S. Treasury securities related to certain trading strategies.

See accompanying notes to financial statements.

|  64

Financial Highlights (continued)

For a share outstanding throughout each period.

	Core Plus Bond Fund—Class N
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021	Year Ended September 30, 2020		Year Ended September 30, 2019		Year Ended September 30, 2018	Year Ended September 30, 2017
Net asset value, beginning of the period	$13.72		$14.21	$13.37		$12.63		$13.06	$13.17

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.14		0.26	0.30		0.38		0.39	0.33
Net realized and unrealized gain (loss)	(0.90)		(0.14)	0.88		0.72		(0.38)	(0.06)

Total from Investment Operations	(0.76)		0.12	1.18		1.10		0.01	0.27

LESS DISTRIBUTIONS FROM:
Net investment income	(0.17)		(0.33)	(0.34)		(0.36)		(0.44)	(0.38)
Net realized capital gains	(0.03)		(0.28)	—		—		—	—

Total Distributions	(0.20)		(0.61)	(0.34)		(0.36)		(0.44)	(0.38)

Net asset value, end of the period	$12.76		$13.72	$14.21		$13.37		$12.63	$13.06

Total return	(5.60	)%(b)	0.86%	8.95%		8.85%		0.07%	2.12%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$2,207,569		$2,563,736	$2,682,487		$2,610,699		$1,899,190	$1,784,150
Net expenses	0.38	%(c)	0.38%	0.38	%(d)	0.39%		0.39%	0.39%
Gross expenses	0.38	%(c)	0.38%	0.38%		0.39%		0.39%	0.39%
Net investment income	2.07	%(c)	1.84%	2.21%		2.96%		3.06%	2.53%
Portfolio turnover rate	145%		266%	359	%(e)	297	%(f)	181%	195%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.
(d)	Effective July 1, 2020, the expense limit decreased from 0.50% to 0.45%.
(e)	The variation in the Fund’s turnover rate from 2019 to 2020 was primarily due to a significant repositioning of the portfolio.
(f)	The variation in the Fund’s turnover rate from 2018 to 2019 is due to an increase in the volume of U.S. Treasury securities related to certain trading strategies.

See accompanying notes to financial statements.

65  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Core Plus Bond Fund—Class Y
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021	Year Ended September 30, 2020		Year Ended September 30, 2019		Year Ended September 30, 2018	Year Ended September 30, 2017
Net asset value, beginning of the period	$13.71		$14.20	$13.36		$12.63		$13.06	$13.16

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.13		0.24	0.29		0.37		0.38	0.31
Net realized and unrealized gain (loss)	(0.90)		(0.13)	0.88		0.71		(0.38)	(0.04)

Total from Investment Operations	(0.77)		0.11	1.17		1.08		0.00 (b)	0.27

LESS DISTRIBUTIONS FROM:
Net investment income	(0.16)		(0.32)	(0.33)		(0.35)		(0.43)	(0.37)
Net realized capital gains	(0.03)		(0.28)	—		—		—	—

Total Distributions	(0.19)		(0.60)	(0.33)		(0.35)		(0.43)	(0.37)

Net asset value, end of the period	$12.75		$13.71	$14.20		$13.36		$12.63	$13.06

Total return	(5.65	)%(c)	0.78%	8.87%		8.67%		(0.02)%	2.10%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$4,543,346		$5,442,563	$5,846,057		$4,163,785		$3,733,751	$3,846,208
Net expenses	0.48	%(d)	0.46%	0.47	%(e)	0.48%		0.48%	0.48%
Gross expenses	0.48	%(d)	0.46%	0.47%		0.48%		0.48%	0.48%
Net investment income	1.97	%(d)	1.76%	2.11%		2.87%		2.97%	2.43%
Portfolio turnover rate	145%		266%	359	%(f)	297	%(g)	181%	195%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	Effective July 1, 2020, the expense limit decreased from 0.55% to 0.50%.
(f)	The variation in the Fund’s turnover rate from 2019 to 2020 was primarily due to a significant repositioning of the portfolio.
(g)	The variation in the Fund’s turnover rate from 2018 to 2019 is due to an increase in the volume of U.S. Treasury securities related to certain trading strategies.

See accompanying notes to financial statements.

|  66

Financial Highlights (continued)

For a share outstanding throughout each period.

	Credit Income Fund—Class A
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021		Period Ended September 30, 2020*
Net asset value, beginning of the period	$10.21		$9.97		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.11		0.21		(0.00	)(b)
Net realized and unrealized gain (loss)	(0.74)		0.31		(0.03)

Total from Investment Operations	(0.63)		0.52		(0.03)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.13)		(0.28)		—
Net realized capital gains	(0.04)		(0.00	)(b)	—

Total Distributions	(0.17)		(0.28)		—

Net asset value, end of the period	$9.41		$10.21		$9.97

Total return(c)(d)	(6.24	)%(e)	5.24%		(0.30	)%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$85		$91		$1
Net expenses(f)	0.82	%(g)	0.82%		0.82	%(g)
Gross expenses	4.27	%(g)	4.79%		125.79	%(g)
Net investment income (loss)	2.20	%(g)	2.07%		(0.82	)%(g)
Portfolio turnover rate	13%		55%		0%

*	From commencement of operations on September 29, 2020 through September 30, 2020.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

67  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Credit Income Fund—Class C
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021		Period Ended September 30, 2020*
Net asset value, beginning of the period	$10.20		$9.97		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.07		0.13		(0.00	)(b)
Net realized and unrealized gain (loss)	(0.74)		0.30		(0.03)

Total from Investment Operations	(0.67)		0.43		(0.03)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.09)		(0.20)		—
Net realized capital gains	(0.04)		(0.00	)(b)	—

Total Distributions	(0.13)		(0.20)		—

Net asset value, end of the period	$9.40		$10.20		$9.97

Total return(c)(d)	(6.59	)%(e)	4.34%		(0.30	)%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1		$1		$1
Net expenses(f)	1.57	%(g)	1.57%		1.57	%(g)
Gross expenses	5.10	%(g)	5.60%		126.54	%(g)
Net investment income (loss)	1.40	%(g)	1.29%		(1.57	)%(g)
Portfolio turnover rate	13%		55%		0%

*	From commencement of operations on September 29, 2020 through September 30, 2020.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  68

Financial Highlights (continued)

For a share outstanding throughout each period.

	Credit Income Fund—Class N
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021		Period Ended September 30, 2020*
Net asset value, beginning of the period	$10.21		$9.97		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.12		0.24		0.00	(b)
Net realized and unrealized gain (loss)	(0.74)		0.31		(0.03)

Total from Investment Operations	(0.62)		0.55		(0.03)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)		(0.31)		—
Net realized capital gains	(0.04)		(0.00	)(b)	—

Total Distributions	(0.18)		(0.31)		—

Net asset value, end of the period	$9.41		$10.21		$9.97

Total return(c)	(6.10	)%(d)	5.54%		(0.30	)%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$22,908		$24,842		$24,915
Net expenses(e)	0.52	%(f)	0.52%		0.52	%(f)
Gross expenses	1.18	%(f)	1.16%		27.91	%(f)
Net investment income	2.50	%(f)	2.38%		0.55	%(f)
Portfolio turnover rate	13%		55%		0%

*	From commencement of operations on September 29, 2020 through September 30, 2020.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

69  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Credit Income Fund—Class Y
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021		Period Ended September 30, 2020*
Net asset value, beginning of the period	$10.20		$9.97		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.12		0.24		(0.00	)(b)
Net realized and unrealized gain (loss)	(0.73)		0.29		(0.03)

Total from Investment Operations	(0.61)		0.53		(0.03)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)		(0.30)		—
Net realized capital gains	(0.04)		(0.00	)(b)	—

Total Distributions	(0.18)		(0.30)		—

Net asset value, end of the period	$9.41		$10.20		$9.97

Total return(c)	(6.03	)%(d)	5.38%		(0.30	)%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$46		$22		$1
Net expenses(e)	0.57	%(f)	0.57%		0.57	%(f)
Gross expenses	4.02	%(f)	4.54%		125.54	%(f)
Net investment income (loss)	2.49	%(f)	2.33%		(0.57	)%(f)
Portfolio turnover rate	13%		55%		0%

*	From commencement of operations on September 29, 2020 through September 30, 2020.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  70

Financial Highlights (continued)

For a share outstanding throughout each period.

	Global Allocation Fund—Class A
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Net asset value, beginning of the period	$28.86		$26.23	$23.76	$23.10	$21.60	$19.17

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.03		0.06	0.10	0.19	0.23	0.31
Net realized and unrealized gain (loss)	(1.43)		4.18	3.05	1.38	1.75	2.36

Total from Investment Operations	(1.40)		4.24	3.15	1.57	1.98	2.67

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.13)	(0.12)	(0.16)	(0.19)	(0.24)
Net realized capital gains	(2.16)		(1.48)	(0.56)	(0.75)	(0.29)	—

Total Distributions	(2.16)		(1.61)	(0.68)	(0.91)	(0.48)	(0.24)

Net asset value, end of the period	$25.30		$28.86	$26.23	$23.76	$23.10	$21.60

Total return(b)	(5.58	)%(c)	16.73%	13.41%	7.66%	9.26%	14.10%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$660,192		$737,469	$632,479	$453,009	$401,036	$305,275
Net expenses	1.13	%(d)	1.13%	1.15%	1.16%	1.16%	1.18%
Gross expenses	1.13	%(d)	1.13%	1.15%	1.16%	1.16%	1.18%
Net investment income	0.23	%(d)	0.23%	0.42%	0.83%	1.03%	1.57%
Portfolio turnover rate	20%		45%	37%	27%	22%	35%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

71  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Global Allocation Fund—Class C
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019		Year Ended September 30, 2018	Year Ended September 30, 2017
Net asset value, beginning of the period	$28.26		$25.78	$23.43	$22.78		$21.29	$18.89

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.07)		(0.14)	(0.08)	0.02		0.06	0.16
Net realized and unrealized gain (loss)	(1.39)		4.10	2.99	1.38		1.73	2.33

Total from Investment Operations	(1.46)		3.96	2.91	1.40		1.79	2.49

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	—	(0.00	)(b)	(0.01)	(0.09)
Net realized capital gains	(2.16)		(1.48)	(0.56)	(0.75)		(0.29)	—

Total Distributions	(2.16)		(1.48)	(0.56)	(0.75)		(0.30)	(0.09)

Net asset value, end of the period	$24.64		$28.26	$25.78	$23.43		$22.78	$21.29

Total return(c)	(5.93	)%(d)	15.85%	12.55%	6.85%		8.46%	13.22%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$445,430		$503,073	$483,814	$480,479		$412,610	$354,017
Net expenses	1.88	%(e)	1.88%	1.90%	1.91%		1.91%	1.93%
Gross expenses	1.88	%(e)	1.88%	1.90%	1.91%		1.91%	1.93%
Net investment income (loss)	(0.52	)%(e)	(0.52)%	(0.33)%	0.08%		0.29%	0.84%
Portfolio turnover rate	20%		45%	37%	27%		22%	35%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  72

Financial Highlights (continued)

For a share outstanding throughout each period.

	Global Allocation Fund—Class N
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Period Ended September 30, 2017*
Net asset value, beginning of the period	$29.09		$26.42	$23.92	$23.25	$21.73	$19.20

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.08		0.15	0.18	0.27	0.31	0.20
Net realized and unrealized gain (loss)	(1.44)		4.21	3.07	1.38	1.75	2.33

Total from Investment Operations	(1.36)		4.36	3.25	1.65	2.06	2.53

LESS DISTRIBUTIONS FROM:
Net investment income	(0.05)		(0.21)	(0.19)	(0.23)	(0.25)	—
Net realized capital gains	(2.16)		(1.48)	(0.56)	(0.75)	(0.29)	—

Total Distributions	(2.21)		(1.69)	(0.75)	(0.98)	(0.54)	—

Net asset value, end of the period	$25.52		$29.09	$26.42	$23.92	$23.25	$21.73

Total return	(5.43	)%(b)	17.10%	13.78%	8.04%	9.60%	13.18	%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$332,019		$350,222	$264,338	$202,692	$80,346	$59,512
Net expenses	0.81	%(c)	0.81%	0.82%	0.82%	0.83%	0.87	%(c)
Gross expenses	0.81	%(c)	0.81%	0.82%	0.82%	0.83%	0.87	%(c)
Net investment income	0.56	%(c)	0.55%	0.76%	1.20%	1.36%	1.48	%(c)
Portfolio turnover rate	20%		45%	37%	27%	22%	35	%(d)

*	From commencement of Class operations on February 1, 2017 through September 30, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.
(d)	Represents the Fund’s portfolio turnover rate for the year ended September 30, 2017.

See accompanying notes to financial statements.

73  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Global Allocation Fund—Class Y
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Net asset value, beginning of the period	$29.09		$26.42	$23.92	$23.25	$21.74	$19.29

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.07		0.13	0.16	0.24	0.29	0.36
Net realized and unrealized gain (loss)	(1.45)		4.21	3.07	1.40	1.75	2.37

Total from Investment Operations	(1.38)		4.34	3.23	1.64	2.04	2.73

LESS DISTRIBUTIONS FROM:
Net investment income	(0.03)		(0.19)	(0.17)	(0.22)	(0.24)	(0.28)
Net realized capital gains	(2.16)		(1.48)	(0.56)	(0.75)	(0.29)	—

Total Distributions	(2.19)		(1.67)	(0.73)	(0.97)	(0.53)	(0.28)

Net asset value, end of the period	$25.52		$29.09	$26.42	$23.92	$23.25	$21.74

Total return	(5.49	)%(b)	17.02%	13.70%	7.95%	9.49%	14.42%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$2,957,384		$3,286,680	$2,660,927	$1,938,124	$1,549,689	$1,067,062
Net expenses	0.88	%(c)	0.88%	0.90%	0.91%	0.91%	0.93%
Gross expenses	0.88	%(c)	0.88%	0.90%	0.91%	0.91%	0.93%
Net investment income	0.49	%(c)	0.48%	0.67%	1.08%	1.29%	1.79%
Portfolio turnover rate	20%		45%	37%	27%	22%	35%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  74

Financial Highlights (continued)

For a share outstanding throughout each period.

	Growth Fund—Class A
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Net asset value, beginning of the period	$23.85		$20.72	$16.02	$16.05	$14.04	$11.96

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.02)		(0.05)	0.01	0.05	0.06	0.06
Net realized and unrealized gain (loss)	(0.30)		4.17	5.14	0.71	2.29	2.18

Total from Investment Operations	(0.32)		4.12	5.15	0.76	2.35	2.24

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	(0.05)	(0.05)	(0.05)	(0.05)
Net realized capital gains	(1.24)		(0.99)	(0.40)	(0.74)	(0.29)	(0.11)

Total Distributions	(1.24)		(0.99)	(0.45)	(0.79)	(0.34)	(0.16)

Net asset value, end of the period	$22.29		$23.85	$20.72	$16.02	$16.05	$14.04

Total return(b)	(1.73	)%(c)	20.43%	32.80%	5.81%	16.98%	18.99%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,639,592		$1,740,523	$1,477,915	$1,250,030	$1,083,362	$983,047
Net expenses	0.89	%(d)	0.89%	0.90%	0.91%	0.90%	0.91%
Gross expenses	0.89	%(d)	0.89%	0.90%	0.91%	0.90%	0.91%
Net investment income (loss)	(0.14	)%(d)	(0.22)%	0.04%	0.35%	0.39%	0.45%
Portfolio turnover rate	14%		9%	19%	7%	11%	8%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

75  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Growth Fund—Class C
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Net asset value, beginning of the period	$21.21		$18.66	$14.53	$14.68	$12.92	$11.06

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.09)		(0.20)	(0.11)	(0.06)	(0.05)	(0.03)
Net realized and unrealized gain (loss)	(0.26)		3.74	4.64	0.65	2.10	2.00

Total from Investment Operations	(0.35)		3.54	4.53	0.59	2.05	1.97

LESS DISTRIBUTIONS FROM:
Net realized capital gains	(1.24)		(0.99)	(0.40)	(0.74)	(0.29)	(0.11)

Net asset value, end of the period	$19.62		$21.21	$18.66	$14.53	$14.68	$12.92

Total return(b)	(2.10	)%(c)	19.55%	31.76%	5.05%	16.09%	18.03%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$104,846		$127,003	$128,764	$120,493	$130,133	$133,329
Net expenses	1.64	%(d)	1.63%	1.65%	1.66%	1.65%	1.66%
Gross expenses	1.64	%(d)	1.63%	1.65%	1.66%	1.65%	1.66%
Net investment loss	(0.90	)%(d)	(0.97)%	(0.71)%	(0.39)%	(0.36)%	(0.29)%
Portfolio turnover rate	14%		9%	19%	7%	11%	8%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  76

Financial Highlights (continued)

For a share outstanding throughout each period.

	Growth Fund—Class N
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018		Year Ended September 30, 2017
Net asset value, beginning of the period	$25.73		$22.26	$17.17	$17.15	$14.97		$12.73

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.03		0.02	0.07	0.11	0.12		0.11
Net realized and unrealized gain (loss)	(0.34)		4.49	5.53	0.76	2.44		2.32

Total from Investment Operations	(0.31)		4.51	5.60	0.87	2.56		2.43

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.05)	(0.11)	(0.11)	(0.09)		(0.08)
Net realized capital gains	(1.24)		(0.99)	(0.40)	(0.74)	(0.29)		(0.11)

Total Distributions	(1.24)		(1.04)	(0.51)	(0.85)	(0.38)		(0.19)

Net asset value, end of the period	$24.18		$25.73	$22.26	$17.17	$17.15		$14.97

Total return	(1.56	)%(b)	20.80%	33.26%	6.14%	17.40	%(c)	19.39	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$977,013		$806,186	$579,571	$442,787	$1,001,688		$341,160
Net expenses	0.56	%(d)	0.56%	0.57%	0.56%	0.57	%(e)	0.57	%(e)
Gross expenses	0.56	%(d)	0.56%	0.57%	0.56%	0.58%		0.58%
Net investment income	0.22	%(d)	0.09%	0.38%	0.69%	0.73%		0.80%
Portfolio turnover rate	14%		9%	19%	7%	11%		8%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

77  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Growth Fund—Class Y
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Net asset value, beginning of the period	$25.73		$22.26	$17.17	$17.14	$14.97	$12.73

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.01		0.01	0.05	0.10	0.10	0.09
Net realized and unrealized gain (loss)	(0.33)		4.48	5.53	0.77	2.44	2.33

Total from Investment Operations	(0.32)		4.49	5.58	0.87	2.54	2.42

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.03)	(0.09)	(0.10)	(0.08)	(0.07)
Net realized capital gains	(1.24)		(0.99)	(0.40)	(0.74)	(0.29)	(0.11)

Total Distributions	(1.24)		(1.02)	(0.49)	(0.84)	(0.37)	(0.18)

Net asset value, end of the period	$24.17		$25.73	$22.26	$17.17	$17.14	$14.97

Total return	(1.60	)%(b)	20.72%	33.15%	6.09%	17.25%	19.31%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$10,433,597		$11,094,922	$9,313,775	$7,017,707	$6,620,996	$5,749,576
Net expenses	0.64	%(c)	0.64%	0.65%	0.66%	0.65%	0.66%
Gross expenses	0.64	%(c)	0.64%	0.65%	0.66%	0.65%	0.66%
Net investment income	0.11	%(c)	0.02%	0.27%	0.60%	0.64%	0.69%
Portfolio turnover rate	14%		9%	19%	7%	11%	8%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  78

Financial Highlights (continued)

For a share outstanding throughout each period.

	Intermediate Duration Bond Fund—Class A
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Net asset value, beginning of the period	$10.58		$10.99		$10.51	$9.97	$10.29	$10.52

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05		0.11		0.19	0.25	0.22	0.17
Net realized and unrealized gain (loss)	(0.63)		(0.11)		0.54	0.55	(0.31)	(0.12)

Total from Investment Operations	(0.58)		(0.00	)(b)	0.73	0.80	(0.09)	0.05

LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)		(0.12)		(0.20)	(0.26)	(0.23)	(0.20)
Net realized capital gains	(0.05)		(0.29)		(0.05)	—	—	(0.08)

Total Distributions	(0.11)		(0.41)		(0.25)	(0.26)	(0.23)	(0.28)

Net asset value, end of the period	$9.89		$10.58		$10.99	$10.51	$9.97	$10.29

Total return(c)(d)	(5.58	)%(e)	(0.06)%		7.06%	8.11%	(0.85)%	0.44%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$21,804		$20,942		$19,962	$21,415	$19,149	$21,828
Net expenses(f)	0.65	%(g)	0.65%		0.65%	0.65%	0.65%	0.65%
Gross expenses	0.69	%(g)	0.70%		0.72%	0.72%	0.70%	0.72%
Net investment income	1.06	%(g)	1.03%		1.78%	2.42%	2.17%	1.69%
Portfolio turnover rate	75%		100%		123%	135%	152%	216%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

79  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Intermediate Duration Bond Fund—Class C
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Net asset value, beginning of the period	$10.62		$11.02	$10.54	$10.00	$10.30	$10.53

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.01		0.03	0.11	0.17	0.13	0.10
Net realized and unrealized gain (loss)	(0.64)		(0.11)	0.54	0.55	(0.31)	(0.13)

Total from Investment Operations	(0.63)		(0.08)	0.65	0.72	(0.18)	(0.03)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)		(0.03)	(0.12)	(0.18)	(0.12)	(0.12)
Net realized capital gains	(0.05)		(0.29)	(0.05)	—	—	(0.08)

Total Distributions	(0.07)		(0.32)	(0.17)	(0.18)	(0.12)	(0.20)

Net asset value, end of the period	$9.92		$10.62	$11.02	$10.54	$10.00	$10.30

Total return(b)(c)	(6.02	)%(d)	(0.76)%	6.27%	7.28%	(1.71)%	(0.29)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$318		$315	$668	$467	$2	$3,225
Net expenses(e)	1.40	%(f)	1.40%	1.40%	1.40%	1.40%	1.40%
Gross expenses	1.44	%(f)	1.45%	1.46%	1.48%	1.45%	1.48%
Net investment income	0.29	%(f)	0.30%	1.00%	1.64%	1.31%	0.95%
Portfolio turnover rate	75%		100%	123%	135%	152%	216%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  80

Financial Highlights (continued)

For a share outstanding throughout each period.

	Intermediate Duration Bond Fund—Class N
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021	Year Ended September 30, 2020	Period Ended September 30, 2019*
Net asset value, beginning of the period	$10.57		$10.98	$10.50	$10.07

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.07		0.14	0.22	0.17
Net realized and unrealized gain (loss)	(0.64)		(0.11)	0.54	0.45

Total from Investment Operations	(0.57)		0.03	0.76	0.62

LESS DISTRIBUTIONS FROM:
Net investment income	(0.07)		(0.15)	(0.23)	(0.19)
Net realized capital gains	(0.05)		(0.29)	(0.05)	—

Total Distributions	(0.12)		(0.44)	(0.28)	(0.19)

Net asset value, end of the period	$9.88		$10.57	$10.98	$10.50

Total return(b)	(5.45	)%(c)	0.25%	7.39%	6.19	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$19,153		$20,094	$3,307	$3,546
Net expenses(d)	0.35	%(e)	0.35%	0.35%	0.35	%(e)
Gross expenses	0.37	%(e)	0.38%	0.43%	0.42	%(e)
Net investment income	1.35	%(e)	1.32%	2.09%	2.54	%(e)
Portfolio turnover rate	75%		100%	123%	135	%(f)

*	From commencement of Class operations on February 1, 2019 through September 30, 2019.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Represents the Fund’s portfolio turnover rate for year ended September 30, 2019.

See accompanying notes to financial statements.

81  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Intermediate Duration Bond Fund—Class Y
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Net asset value, beginning of the period	$10.58		$10.99	$10.51	$9.97	$10.29	$10.52

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.07		0.14	0.21	0.27	0.25	0.20
Net realized and unrealized gain (loss)	(0.65)		(0.11)	0.54	0.55	(0.31)	(0.13)

Total from Investment Operations	(0.58)		0.03	0.75	0.82	(0.06)	0.07

LESS DISTRIBUTIONS FROM:
Net investment income	(0.07)		(0.15)	(0.22)	(0.28)	(0.26)	(0.22)
Net realized capital gains	(0.05)		(0.29)	(0.05)	—	—	(0.08)

Total Distributions	(0.12)		(0.44)	(0.27)	(0.28)	(0.26)	(0.30)

Net asset value, end of the period	$9.88		$10.58	$10.99	$10.51	$9.97	$10.29

Total return(b)	(5.56	)%(c)	0.20%	7.33%	8.38%	(0.60)%	0.69%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$292,221		$340,326	$293,577	$215,752	$148,119	$154,668
Net expenses(d)	0.40	%(e)	0.40%	0.40%	0.40%	0.40%	0.40%
Gross expenses	0.44	%(e)	0.45%	0.47%	0.48%	0.45%	0.47%
Net investment income	1.29	%(e)	1.28%	2.01%	2.67%	2.43%	1.93%
Portfolio turnover rate	75%		100%	123%	135%	152%	216%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  82

Financial Highlights (continued)

For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class A
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021		Year Ended September 30, 2020		Year Ended September 30, 2019		Year Ended September 30, 2018	Year Ended September 30, 2017
Net asset value, beginning of the period	$11.40		$11.54		$11.34		$11.09		$11.32	$11.51

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.02		0.04		0.11		0.15		0.11	0.08
Net realized and unrealized gain (loss)	(0.37)		(0.11)		0.25		0.34		(0.13)	(0.09)

Total from Investment Operations	(0.35)		(0.07)		0.36		0.49		(0.02)	(0.01)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.03)		(0.07)		(0.16)		(0.24)		(0.21)	(0.18)

Net asset value, end of the period	$11.02		$11.40		$11.54		$11.34		$11.09	$11.32

Total return(b)	(3.04	)%(c)(d)	(0.58	)%(c)	3.19%		4.42%		(0.17)%	(0.04)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$266,319		$287,244		$296,217		$308,186		$328,475	$336,227
Net expenses	0.69	%(e)(f)(g)	0.73	%(e)(h)(i)	0.78	%(j)	0.80%		0.80%	0.80%
Gross expenses	0.71	%(f)(g)	0.73	%(h)	0.78%		0.80%		0.80%	0.80%
Net investment income	0.33	%(g)	0.36%		0.93%		1.31%		1.02%	0.67%
Portfolio turnover rate	94%		247%		319	%(k)	527	%(k)	157%	126%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Includes refund of prior year service fee of 0.01%. See Note 6b of Notes to Financial Statements.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes refund of prior year service fee of 0.01%.
(i)	Effective July 1, 2021, the expense limit decreased from 0.75% to 0.70%.
(j)	Effective July 1, 2020, the expense limit decreased from 0.80% to 0.75%.
(k)	The variation in the Fund’s turnover rate from 2018 to 2020 is due to changes in volume of U.S. Treasury securities related to certain trading strategies.

See accompanying notes to financial statements.

83  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class C
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021		Year Ended September 30, 2020		Year Ended September 30, 2019		Year Ended September 30, 2018	Year Ended September 30, 2017
Net asset value, beginning of the period	$11.38		$11.54		$11.35		$11.10		$11.33	$11.52

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.02)		(0.05)		0.02		0.06		0.03	(0.01)
Net realized and unrealized gain (loss)	(0.36)		(0.11)		0.24		0.34		(0.13)	(0.08)

Total from Investment Operations	(0.38)		(0.16)		0.26		0.40		(0.10)	(0.09)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)		(0.00	)(b)	(0.07)		(0.15)		(0.13)	(0.10)

Net asset value, end of the period	$10.99		$11.38		$11.54		$11.35		$11.10	$11.33

Total return(c)	(3.37	)%(d)(e)	(1.35	)%(d)	2.34%		3.64%		(0.91)%	(0.79)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$20,130		$24,922		$19,628		$22,142		$23,341	$43,319
Net expenses	1.45	%(f)(g)	1.48	%(f)(h)	1.53	%(i)	1.55%		1.55%	1.55%
Gross expenses	1.47	%(g)	1.49%		1.53%		1.55%		1.55%	1.55%
Net investment income (loss)	(0.44	)%(g)	(0.40)%		0.18%		0.57%		0.24%	(0.09)%
Portfolio turnover rate	94%		247%		319	%(j)	527	%(j)	157%	126%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Effective July 1, 2021, the expense limit decreased from 1.50% to 1.45%.
(i)	Effective July 1, 2020, the expense limit decreased from 1.55% to 1.50%.
(j)	The variation in the Fund’s turnover rate from 2018 to 2020 is due to changes in volume of U.S. Treasury securities related to certain trading strategies.

See accompanying notes to financial statements.

|  84

Financial Highlights (continued)

For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class N
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021		Year Ended September 30, 2020		Year Ended September 30, 2019		Year Ended September 30, 2018	Period Ended September 30, 2017*
Net asset value, beginning of the period	$11.43		$11.57		$11.37		$11.12		$11.36	$11.39

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.03		0.08		0.14		0.19		0.15	0.05
Net realized and unrealized gain (loss)	(0.36)		(0.11)		0.26		0.33		(0.14)	0.08	(b)

Total from Investment Operations	(0.33)		(0.03)		0.40		0.52		0.01	0.13

LESS DISTRIBUTIONS FROM:
Net investment income	(0.05)		(0.11)		(0.20)		(0.27)		(0.25)	(0.16)

Net asset value, end of the period	$11.05		$11.43		$11.57		$11.37		$11.12	$11.36

Total return(c)	(2.89	)%(d)	(0.25)%		3.53%		4.77%		0.09%	1.12	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$13,617		$12,972		$11,035		$5,272		$3,176	$1,900
Net expenses(e)	0.39	%(f)	0.40	%(g)	0.45	%(h)	0.46%		0.46%	0.47	%(f)
Gross expenses	0.41	%(f)	0.41%		0.46%		0.48%		0.48%	0.50	%(f)
Net investment income	0.62	%(f)	0.68%		1.20%		1.65%		1.37%	0.64	%(f)
Portfolio turnover rate	94%		247%		319	%(i)	527	%(i)	157%	126	%(j)

*	From commencement of Class operations on February 1, 2017 through September 30, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2021, the expense limit decreased from 0.45% to 0.40%.
(h)	Effective July 1, 2020, the expense limit decreased from 0.50% to 0.45%.
(i)	The variation in the Fund’s turnover rate from 2018 to 2020 is due to changes in volume of U.S. Treasury securities related to certain trading strategies.
(j)	Represents the Fund’s portfolio turnover rate for the year ended September 30, 2017.

See accompanying notes to financial statements.

85  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class Y
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021		Year Ended September 30, 2020		Year Ended September 30, 2019		Year Ended September 30, 2018	Year Ended September 30, 2017
Net asset value, beginning of the period	$11.43		$11.57		$11.38		$11.13		$11.36	$11.55

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.03		0.07		0.13		0.17		0.14	0.11
Net realized and unrealized gain (loss)	(0.36)		(0.11)		0.25		0.34		(0.13)	(0.09)

Total from Investment Operations	(0.33)		(0.04)		0.38		0.51		0.01	0.02

LESS DISTRIBUTIONS FROM:
Net investment income	(0.05)		(0.10)		(0.19)		(0.26)		(0.24)	(0.21)

Net asset value, end of the period	$11.05		$11.43		$11.57		$11.38		$11.13	$11.36

Total return	(2.92	)%(b)(c)	(0.33	)%(b)	3.35%		4.67%		0.09%	0.22%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$650,060		$707,904		$691,616		$457,248		$366,847	$360,322
Net expenses	0.45	%(d)(e)	0.48	%(d)(f)	0.53	%(g)	0.55%		0.55%	0.55%
Gross expenses	0.47	%(e)	0.49%		0.53%		0.55%		0.55%	0.55%
Net investment income	0.56	%(e)	0.61%		1.11%		1.55%		1.26%	0.92%
Portfolio turnover rate	94%		247%		319	%(h)	527	%(h)	157%	126%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2021, the expense limit decreased from 0.50% to 0.45%.
(g)	Effective July 1, 2020, the expense limit decreased from 0.55% to 0.50%.
(h)	The variation in the Fund’s turnover rate from 2018 to 2020 is due to changes in volume of U.S. Treasury securities related to certain trading strategies.

See accompanying notes to financial statements.

|  86

Notes to Financial Statements

March 31, 2022 (Unaudited)

1.  Organization.  Natixis Funds Trust I, Loomis Sayles Funds I and Loomis Sayles Funds II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Natixis Funds Trust I:

Loomis Sayles Core Plus Bond Fund (the “Core Plus Bond Fund”)

Loomis Sayles Funds I:

Loomis Sayles Intermediate Duration Bond Fund (the “Intermediate Duration Bond Fund”)

Loomis Sayles Funds II:

Loomis Sayles Credit Income Fund (the “Credit Income Fund”)

Loomis Sayles Global Allocation Fund (the “Global Allocation Fund”)

Loomis Sayles Growth Fund (the “Growth Fund”)

Loomis Sayles Limited Term Government and Agency Fund (the “Limited Term Government and Agency Fund”)

Each Fund is a diversified investment company.

Each Fund, except Growth Fund, offers Class A, Class C, Class N and Class Y shares. Growth Fund was closed to new investors effective April 28, 2017. Growth Fund offers Class A, Class C, Class N, and Class Y shares to defined contribution and defined benefit plans, clients of registered investment advisers and registered representatives trading through intermediary programs/platforms on which the Fund is already available and existing shareholders.

Class A shares are sold with a maximum front-end sales charge of 4.25% for Core Plus Bond Fund, Credit Income Fund and Intermediate Duration Bond Fund, 5.75% for Global Allocation Fund and Growth Fund, and 2.25% for Limited Term Government and Agency Fund. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for eight years (at which point they automatically convert to Class A shares) (prior to May 1, 2021, Class C shares automatically converted to Class A shares after ten years) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Funds’ prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), and Natixis ETF Trust and Natixis ETF Trust II (“Natixis ETF Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C), and transfer agent fees are borne collectively for Class A, Class C and Class Y, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations are valued at bid prices supplied by an independent pricing service, if available. Short sales of debt securities are valued based on an evaluated ask price

87  |

Notes to Financial Statements (continued)

March 31, 2022 (Unaudited)

furnished to the Funds by an independent pricing service. Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans and collateralized loan obligations where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service. Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Funds’ pricing policies and procedures.

As of March 31, 2022, securities held by the Funds were fair valued as follows:

Fund	Equity securities[1]	Percentage of Net Assets	Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
Core Plus Bond Fund	$—	—	$—	—	$153,360	Less than 0.1%
Credit Income Fund	—	—	278,750	1.2%	—	—
Global Allocation Fund	546,564,125	12.4%	15,861,966	0.4%	—	—
Intermediate Duration Bond Fund	—	—	—	—	261	Less than 0.1%
Limited Term Government and Agency Fund	—	—	—	—	3,754,517	0.4%

[1]

Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Loan consent fees, upfront origination fees and/or amendment fees are recorded when received and included in interest income on the Statements of Operations. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Periodic principal adjustments for inflation-protected securities are recorded to interest income. Negative principal adjustments (in the event of deflation) are recorded as reductions of interest income to the extent of interest income earned, not to exceed the amount of positive principal adjustments on a cumulative basis. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

|  88

Notes to Financial Statements (continued)

March 31, 2022 (Unaudited)

c.  Short Sales.  A short sale is a transaction in which a Fund sells a security it does not own, usually in anticipation of a decline in the fair market value of the security. When closing out a short position, a Fund will have to purchase the security it originally sold short. The value of short sales is reflected as a liability in the Statements of Assets and Liabilities and is marked-to-market daily. A Fund will realize a profit from closing out a short position if the price of the security sold short has declined since the short position was opened; a Fund will realize a loss from closing out a short position if the value of the shorted security has risen since the short position was opened. Because there is no upper limit on the price to which a security can rise, short selling exposes a Fund to potentially unlimited losses. The Funds intend to cover their short sale transactions by segregating or earmarking liquid assets, such that the segregated/earmarked amount, equals the current market value of the securities underlying the short sale.

For the six months ended March 31, 2022, Core Plus Bond Fund engaged in short sales.

d.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

For the six months ended March 31, 2022, the amount of income available to be distributed has been reduced by the following amounts as a result of losses arising from changes in exchange rates:

Core Plus Bond Fund	$2,879,477

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

e.  Forward Foreign Currency Contracts.  A Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation) reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts. Forward foreign currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

f.  Futures Contracts.  A Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Daily fluctuations in the value of the contracts are recorded in

89  |

Notes to Financial Statements (continued)

March 31, 2022 (Unaudited)

the Statements of Assets and Liabilities as a receivable (payable) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

g.  When-Issued and Delayed Delivery Transactions.  A Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. No interest accrues to the Funds until the transaction settles.

Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Funds or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Funds cover their net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Funds’ NAV as if the Funds’ had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

h.  Federal and Foreign Income Taxes.  The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of March 31, 2022 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years, where applicable, remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

Certain Funds have filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries (EU reclaims) and may continue to make such filings when it is determined to be in the best interest of the Funds and their shareholders. These filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the European Union, as well as a number of related judicial proceedings. EU reclaims are recognized by a Fund when deemed more likely than not to be collected, and are reflected as a reduction of foreign taxes withheld in the Statements of Operations. Any related receivable is reflected as tax reclaims receivable in the Statements of Assets and Liabilities.

|  90

Notes to Financial Statements (continued)

March 31, 2022 (Unaudited)

Under certain circumstances, EU reclaims may be subject to closing agreements with the Internal Revenue Service (IRS), which may materially reduce the reclaim amounts realized by the Funds. Fees and expenses associated with closing agreements will be reflected in the Statements of Operations when it is determined that a closing agreement with the IRS is required.

i.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency gains and losses, convertible bond adjustments, defaulted and/or non-income producing securities, distribution re-designations, contingent payment debt instruments, return of capital distributions received, net operating losses, redemptions in-kind, treasury inflation-protected bonds, premium amortization and paydown gains and losses. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, forward foreign currency contract mark-to-market, wash sales, premium amortization, trust preferred securities, futures contract mark-to-market, return of capital distributions received and dividends payable. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2021 was as follows:

	2021 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total
Core Plus Bond Fund	$363,707,896	$35,563,095	$399,270,991
Credit Income Fund	779,271	—	779,271
Global Allocation Fund	26,444,526	229,409,750	255,854,276
Growth Fund	24,536,652	508,298,281	532,834,933
Intermediate Duration Bond Fund	12,774,431	1,137,809	13,912,240
Limited Term Government and Agency Fund	8,302,317	—	8,302,317

Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

As of September 30, 2021, capital loss carryforwards were as follows:

	Core Plus Bond Fund	Credit Income Fund	Global Allocation Fund	Growth Fund	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
Capital loss carryforward:
Short-term:
No expiration date	$—	$—	$—	$—	$—	$(183,761)
Long-term:
No expiration date	—	—	—	—	—	(28,753,709)

Total capital loss carryforward	$—	$—	$—	$—	$—	$(28,937,470)

91  |

Notes to Financial Statements (continued)

March 31, 2022 (Unaudited)

As of March 31, 2022, unrealized appreciation (depreciation) on a tax basis was approximately as follows:

	Core Plus Bond Fund	Credit Income Fund	Global Allocation Fund	Growth Fund	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
Unrealized appreciation (depreciation) Investments	$(361,956,861)	$(1,557,684)	$698,282,558	$5,473,731,741	$(14,106,886)	$(27,873,944)
Foreign currency translations	(4,542,583)	–	(12,727,981)	(93,683)	–	–

Total unrealized appreciation (depreciation)	$(366,499,444)	$(1,557,684)	$685,554,577	$5,473,638,058	$(14,106,886)	$(27,873,944)

As of March 31, 2022, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	Core Plus Bond Fund	Credit Income Fund	Global Allocation Fund	Growth Fund	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
Federal tax cost	$8,120,600,626	$24,526,077	$3,675,710,585	$7,672,685,969	$347,704,641	$976,768,056

Gross tax appreciation	$26,138,010	$230,124	$840,340,481	$5,592,990,340	$847,597	$1,619,200
Gross tax depreciation	(392,939,505)	(1,787,808)	(153,387,095)	(119,258,599)	(14,954,483)	(29,493,144)

Net tax appreciation (depreciation)	$(366,801,495)	$(1,557,684)	$686,953,386	$5,473,731,741	$(14,106,886)	$(27,873,944)

The difference between these amounts and those reported in the preceding table are primarily attributable to capital gains taxes and foreign exchange gains or losses.

Amounts in the tables above exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales and derivatives mark-to-market.

j.  Senior Loans.  A Fund’s investment in senior loans may be to corporate, governmental or other borrowers. Senior loans, which include both secured and unsecured loans made by banks and other financial institutions to corporate customers, typically hold the most senior position in a borrower’s capital structure, may be secured by the borrower’s assets and have interest rates that reset frequently. Senior Loans can include term loans, revolving credit facility loans and second lien loans. A senior loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the senior loan, as specified in the loan agreement. Large loans may be shared or syndicated among several lenders. A Fund may enter into the primary syndicate for a loan or it may also purchase all or a portion of loans from other lenders (sometimes referred to as loan assignments), in either case becoming a direct lender. The settlement period for senior loans is uncertain as there is no standardized settlement schedule applicable to such investments. Senior loans outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

k.  Collateralized Loan Obligations.  A Fund may invest in collateralized loan obligations (“CLOs”). A CLO is a type of asset-backed security designed to redirect the cash flows from a pool of leveraged loans to investors based on their risk preferences. Cash flows from a CLO are split into two or more portions, called tranches, varying in risk and yield. The risk of an investment in a CLO depends largely on the type of the collateralized securities and the class of the instrument in which the Fund invests. CLOs outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

l.  Repurchase Agreements.  Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of March 31, 2022, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

|  92

Notes to Financial Statements (continued)

March 31, 2022 (Unaudited)

m.  Due to/from Brokers.  Transactions and positions in certain futures, forward foreign currency contracts and delayed delivery commitments are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between the Funds and the various broker/dealers. The due from brokers balance in the Statements of Assets and Liabilities for Core Plus Bond Fund represents cash pledged as collateral for delayed delivery securities and as initial margin for futures contracts. The due from brokers balance in the Statements of Assets and Liabilities for Global Allocation Fund represents cash pledged as collateral for forward foreign currency contracts and as initial margin for futures contracts. The due from brokers balance in the Statements of Assets and Liabilities for Intermediate Duration Bond Fund represents cash pledged as initial margin for futures contracts. The due to brokers balance in the Statements of Assets and Liabilities for Global Allocation Fund represents cash received as collateral for forward foreign currency contracts. In certain circumstances a Fund’s use of cash held at brokers is restricted by regulation or broker mandated limits.

n.  Securities Lending.  Each Fund, except Credit Income Fund, has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended March 31, 2022, none of the Funds had loaned securities under this agreement.

o.  Indemnifications.  Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

p.  New Accounting Pronouncement.  In January 2021, the Financial Accounting Standards Board issued Accounting Standard Update 2021-01, Reference Rate Reform (Topic 848) (“ASU 2021-01”). ASU 2021-01 is an update of ASU 2020-04, which was issued in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of the London Interbank Offered Rate (“LIBOR”), expected to occur no later than June 30, 2023. Regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides temporary guidance to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. ASU 2020-04 amendments offer optional expedients for contract modifications that would allow an entity to account for such modifications by prospectively adjusting the effective interest rate, instead of evaluating each contract, in accordance with existing accounting standards, as to whether reference rate modifications constitute the establishment of new contracts or the continuation of existing contracts. ASU 2021-01 clarifies that certain provisions in Topic 848, if elected by an entity, apply to derivative instruments that use an interest rate for margining, discounting, or contract price alignment that is modified as a result of reference rate reform. The amendments are currently effective and an entity may elect to apply its provisions as of any date from the beginning of an interim period that includes or is subsequent to March 12, 2020. Management expects to apply the optional expedients when appropriate.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

93  |

Notes to Financial Statements (continued)

March 31, 2022 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Funds by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Funds’ adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2022, at value:

Core Plus Bond Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Collateralized Mortgage Obligations	$—	$13,015,770	$153,360	(b)	$13,169,130
All Other Non-Convertible Bonds(a)	—	6,591,396,687	—		6,591,396,687

Total Non-Convertible Bonds	—	6,604,412,457	153,360		6,604,565,817

Municipals(a)	—	9,728,787	—		9,728,787

Total Bonds and Notes	—	6,614,141,244	153,360		6,614,294,604

Senior Loans(a)	—	429,679,179	—		429,679,179
Collateralized Loan Obligations	—	108,552,145	—		108,552,145
Short-Term Investments	—	598,727,593	—		598,727,593

Total Investments	—	7,751,100,161	153,360		7,751,253,521

Futures Contracts (unrealized appreciation)	1,389,901	—	—		1,389,901

Total	$1,389,901	$7,751,100,161	$153,360		$7,752,643,422

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes Sold Short(a)	$—	$(70,267,106)	$—		$(70,267,106)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Fair valued by the Fund’s adviser.

|  94

Notes to Financial Statements (continued)

March 31, 2022 (Unaudited)

Credit Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$—	$21,285,094	$—	$21,285,094
Collateralized Loan Obligations	—	727,872	—	727,872
Preferred Stocks
Wireless	—	278,750	—	278,750
All Other Preferred Stocks(a)	255,816	—	—	255,816

Total Preferred Stocks	255,816	278,750	—	534,566

Short-Term Investments	—	355,617	—	355,617

Total Investments	255,816	22,647,333	—	22,903,149

Futures Contracts (unrealized appreciation)	65,244	—	—	65,244

Total	$321,060	$22,647,333	$—	$22,968,393

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Global Allocation Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
France	$—	$97,048,288	$—	$97,048,288
Hong Kong	—	34,794,423	—	34,794,423
India	—	48,298,498	—	48,298,498
Japan	—	51,252,926	—	51,252,926
Netherlands	—	140,537,665	—	140,537,665
Sweden	—	62,939,413	—	62,939,413
Taiwan	—	85,582,376	—	85,582,376
United Kingdom	132,469,857	26,110,536	—	158,580,393
All Other Common Stocks(a)	2,280,477,566	—	—	2,280,477,566

Total Common Stocks	2,412,947,423	546,564,125	—	2,959,511,548

Bonds and Notes(a)	—	1,376,160,709	—	1,376,160,709
Senior Loans(a)	—	254,131	—	254,131
Preferred Stocks(a)	1,939,810	6,037,725	—	7,977,535
Short-Term Investments	—	24,010,009	—	24,010,009

Total Investments	$2,414,887,233	$1,953,026,699	$—	$4,367,913,932

Forward Foreign Currency Contracts (unrealized appreciation)	—	3,019,320	—	3,019,320

Total	$2,414,887,233	$1,956,046,019	$—	$4,370,933,252

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	—	(8,012,422)	—	(8,012,422)
Futures Contracts (unrealized depreciation)	(256,859)	—	—	(256,859)

Total	$(256,859)	$(8,012,422)	$—	$(8,269,281)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

95  |

Notes to Financial Statements (continued)

March 31, 2022 (Unaudited)

Growth Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$13,061,973,389	$—	$—	$13,061,973,389
Short-Term Investments	—	84,444,321	—	84,444,321

Total	$13,061,973,389	$84,444,321	$—	$13,146,417,710

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Intermediate Duration Bond Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Collateralized Mortgage Obligations	$—	$4,224,465	$261	(b)	$4,224,726
All Other Bonds and Notes(a)	—	316,141,067	—		316,141,067

Total Bonds and Notes	—	320,365,532	261		320,365,793

Short-Term Investments	—	13,827,995	—		13,827,995

Total Investments	—	334,193,527	$261		$334,193,788

Futures Contracts (unrealized appreciation)	431,970	—	—		431,970

Total	$431,970	$334,193,527	$261		$334,625,758

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Futures Contracts (unrealized depreciation)	$(1,028,003)	$—	$—		$(1,028,003)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Fair valued by the Fund’s adviser.

Limited Term Government and Agency Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Collateralized Mortgage Obligations	$—	$120,407,298	$3,754,517	(b)	$124,161,815
All Other Bonds and Notes(a)	—	777,710,518	—		777,710,518

Total Bonds and Notes	—	898,117,816	3,754,517		901,872,333

Short-Term Investments	—	47,021,779	—		47,021,779

Total	$—	$945,139,595	$3,754,517		$948,894,112

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Fair valued by the Fund’s adviser.

|  96

Notes to Financial Statements (continued)

March 31, 2022 (Unaudited)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2021 and/or March 31, 2022:

Core Plus Bond Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2021	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2022	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2022
Bonds and Notes
Non-Convertible Bonds
Collateralized Mortgage Obligations	$1,001,922	$—	$(16,458)	$12,044	$1,700	$(845,848)	$—	$—	$153,360	$(4,456)

Intermediate Duration Bond Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2021	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2022	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2022
Bonds and Notes
ABS Other	$564,912	$—	$—	$—	$—	$—	$—	$(564,912)	$—	$—
Collateralized Mortgage Obligations	531	—	(3)	(10)	—	(257)	—	—	261	(12)

Total	$565,443	$—	$(3)	$(10)	$—	$(257)	$—	$(564,912)	$261	$(12)

A debt security valued at $564,912 was transferred from Level 3 to Level 2 during the period ended March 31, 2022. At September 30, 2021, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At March 31, 2022, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

Limited Term Government and Agency Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2021	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2022	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2022
Bonds and Notes
Collateralized Mortgage Obligations	$4,629,151	$—	$(39,794)	$(85,866)	$18	$(830,151)	$81,159	$—	$3,754,517	$(92,373)

97  |

Notes to Financial Statements (continued)

March 31, 2022 (Unaudited)

A debt security valued at $81,159 was transferred from Level 2 to Level 3 during the period ended March 31, 2022. At September 30, 2021, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2022, this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the security.

4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that Core Plus Bond Fund, Credit Income Fund, Global Allocation Fund and Intermediate Duration Bond Fund used during the period include forward foreign currency contracts and futures contracts.

Core Plus Bond Fund, Credit Income Fund, Global Allocation Fund and Intermediate Duration Bond Fund are subject to the risk that changes in interest rates will affect the value of the Funds’ investments in fixed income securities. The Funds will be subject to increased interest rate risk to the extent that they invest in fixed income securities with longer maturities or durations, as compared to investing in fixed income securities with shorter maturities or durations. The Funds may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. The Funds may also use futures contracts to gain investment exposure. During the six months ended March 31, 2022, Core Plus Bond Fund, Credit Income Fund, Global Allocation Fund and Intermediate Duration Bond Fund each used futures contracts to manage duration.

Global Allocation Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the six months ended March 31, 2022, Global Allocation Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.

The following is a summary of derivative instruments for Core Plus Bond Fund as of March 31, 2022, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on futures contracts[1]
Exchange-traded asset derivatives
Interest rate contracts	$1,389,901

[1]

Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Core Plus Bond Fund during the six months ended March 31, 2022, as reflected within the Statements of Operations, were as follows:

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$1,389,901

The following is a summary of derivative instruments for Credit Income Fund as of March 31, 2022, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on futures contracts[1]
Exchange-traded asset derivatives
Interest rate contracts	$65,244

[1]

Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

|  98

Notes to Financial Statements (continued)

March 31, 2022 (Unaudited)

Transactions in derivative instruments for Credit Income Fund during the six months ended March 31, 2022, as reflected within the Statements of Operations, were as follows:

Net Realized Gain (Loss) on:	Futures contracts
Interest rate contracts	$102,500

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$29,526

The following is a summary of derivative instruments for Global Allocation Fund as of March 31, 2022, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on forward foreign currency contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$3,019,320

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts[1]
Over-the-counter liability derivatives
Foreign exchange contracts	$(8,012,422)	$—

Exchange-traded liability derivatives
Interest rate contracts	—	(256,859)

Total liability derivatives	$(8,012,422)	$(256,859)

[1]

Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Global Allocation Fund during the six months ended March 31, 2022, as reflected within the Statements of Operations, were as follows:

Net Realized Gain (Loss) on:	Forward foreign currency contracts	Futures contracts
Interest rate contracts	$—	$1,378,808
Foreign exchange contracts	(19,813,755)	—

Total	$(19,813,755)	$1,378,808

Net Change in Unrealized Appreciation (Depreciation) on:	Forward foreign currency contracts	Futures contracts
Interest rate contracts	$—	$(925,006)
Foreign exchange contracts	(270,237)	—

Total	$(270,237)	$(925,006)

99  |

Notes to Financial Statements (continued)

March 31, 2022 (Unaudited)

The following is a summary of derivative instruments for Intermediate Duration Bond Fund as of March 31, 2022, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on futures contracts[1]
Exchange-traded asset derivatives
Interest rate contracts	$431,970

Liabilities	Unrealized depreciation on futures contracts[1]
Exchange-traded liability derivatives
Interest rate contracts	$(1,028,003)

[1]

Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Intermediate Duration Bond Fund during the six months ended March 31, 2022, as reflected within the Statements of Operations, were as follows:

Net Realized Gain (Loss) on:	Futures contracts
Interest rate contracts	$(559,568)

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$(599,256)

As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of forward foreign currency contract and futures contract activity, as a percentage of net assets for Core Plus Bond Fund, Credit Income Fund, Global Allocation Fund and Intermediate Duration Bond Fund, based on gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended March 31, 2022:

Core Plus Bond Fund		Futures
Average Notional Amount Outstanding		0.35%
Highest Notional Amount Outstanding		2.72%
Lowest Notional Amount Outstanding		0.00%
Notional Amount Outstanding as of March 31, 2022		2.72%

Credit Income Fund		Futures
Average Notional Amount Outstanding		9.05%
Highest Notional Amount Outstanding		9.34%
Lowest Notional Amount Outstanding		8.82%
Notional Amount Outstanding as of March 31, 2022		8.82%

Global Allocation Fund	Forwards	Futures
Average Notional Amount Outstanding	11.08%	0.67%
Highest Notional Amount Outstanding	12.27%	0.96%
Lowest Notional Amount Outstanding	9.52%	0.18%
Notional Amount Outstanding as of March 31, 2022	10.73%	0.18%

Intermediate Duration Bond Fund		Futures
Average Notional Amount Outstanding		9.23%
Highest Notional Amount Outstanding		17.03%
Lowest Notional Amount Outstanding		6.24%
Notional Amount Outstanding as of March 31, 2022		16.83%

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Notes to Financial Statements (continued)

March 31, 2022 (Unaudited)

Notional amounts outstanding at the end of the prior period are included in the average notional amount outstanding.

Unrealized gain and/or loss on open forwards and futures is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forwards and futures contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds’ net assets.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Funds and their counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by a Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Funds and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Funds or the counterparty. The Funds’ ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of a Fund declines beyond a certain threshold. For financial reporting purposes, the Funds do not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statements of Assets and Liabilities.

As of March 31, 2022, gross amounts of over-the-counter derivative assets and liabilities not offset in the Statements of Assets and Liabilities and the related net amounts after taking into account master netting arrangements, by counterparty, are as follows:

Global Allocation Fund

Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
Credit Suisse International	$159,294	$(159,294)	$—	$—	$—
HSBC Bank USA	290,594	—	290,594	—	290,594
Morgan Stanley Capital Services, Inc.	2,548,143	(84,036)	2,464,107	(2,464,107)	—
UBS AG	21,289	(21,289)	—	—	—

	$3,019,320	$(264,619)	$2,754,701	$(2,464,107)	$290,594

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America, N.A.	$(843,174)	$—	$(843,174)	$830,000	$(13,174)
Credit Suisse International	(7,051,639)	159,294	(6,892,345)	6,892,345	—
Morgan Stanley Capital Services, Inc.	(84,036)	84,036	—	—	—
UBS AG	(33,573)	21,289	(12,284)	12,284	—

	$(8,012,422)	$264,619	$(7,747,803)	$7,734,629	$(13,174)

The actual collateral received or pledged, if any, may exceed the amounts shown in the table due to overcollateralization. Timing differences may exist between when contracts under the ISDA agreements are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate

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Notes to Financial Statements (continued)

March 31, 2022 (Unaudited)

amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. Based on balances reflected on each Fund’s Statement of Assets and Liabilities, the following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of March 31, 2022:

Fund	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Core Plus Bond Fund	$4,189,901	$4,189,901
Credit Income Fund	49,408	49,408
Global Allocation Fund	12,562,842	2,099,487
Intermediate Duration Bond Fund	221,486	221,486

Net loss amount reflects cash received as collateral for Global Allocation Fund of $3,838,481, which is recorded on the Statements of Assets and Liabilities.

5.  Purchases and Sales of Securities.  For the six months ended March 31, 2022, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:

	U.S. Government/Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Core Plus Bond Fund	$10,832,773,029	$11,204,774,040	$473,974,139	$950,040,885
Credit Income Fund	226,613	421,520	2,822,488	2,687,161
Global Allocation Fund	41,532,917	85,803,168	909,798,041	1,075,843,394
Growth Fund	—	—	1,851,570,415	2,235,779,414
Intermediate Duration Bond Fund	74,262,754	106,093,143	193,712,067	184,677,485
Limited Term Government and Agency Fund	879,430,121	928,643,763	5,115,458	11,778,622

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France.

Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on the Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $100 million	Next $400 million	Next $500 million	Next $1 billion	Next $2 billion	Over $4 billion
Core Plus Bond Fund	0.2000%	0.1875%	0.1875%	0.1875%	0.1500%	0.1500%
Credit Income Fund	0.4200%	0.4200%	0.4200%	0.4200%	0.4200%	0.4200%
Global Allocation Fund	0.7500%	0.7500%	0.7500%	0.7500%	0.7300%	0.7000%
Growth Fund	0.5000%	0.5000%	0.5000%	0.5000%	0.5000%	0.5000%
Intermediate Duration Bond Fund	0.2500%	0.2500%	0.2500%	0.2500%	0.2500%	0.2500%
Limited Term Government and Agency Fund	0.3250%	0.3250%	0.3000%	0.2500%	0.2500%	0.2500%

Natixis Advisors, LLC (“Natixis Advisors”) serves as the advisory administrator to Core Plus Bond Fund. Natixis Advisors is a wholly-owned subsidiary of Natixis Investment Managers, LLC. Under the terms of the advisory administration agreement, the Fund pays an advisory administration fee at the following annual rates, calculated daily and payable monthly, based on its average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $100 million	Next $1.9 billion	Over $2 billion
Core Plus Bond Fund	0.2000%	0.1875%	0.1500%

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Notes to Financial Statements (continued)

March 31, 2022 (Unaudited)

Management and advisory administration fees are presented in the Statements of Operations as management fees.

Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until January 31, 2023, may be terminated before then only with the consent of the Funds’ Board of Trustees and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the six months ended March 31, 2022 the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
Core Plus Bond Fund	0.75%	1.50%	0.45%	0.50%
Credit Income Fund	0.82%	1.57%	0.52%	0.57%
Global Allocation Fund	1.25%	2.00%	0.95%	1.00%
Growth Fund	1.25%	2.00%	0.95%	1.00%
Intermediate Duration Bond Fund	0.65%	1.40%	0.35%	0.40%
Limited Term Government and Agency Fund	0.70%	1.45%	0.40%	0.45%

Loomis Sayles and Natixis Advisors have agreed to equally bear the waivers and/or expense reimbursements for Core Plus Bond Fund.

Loomis Sayles (and Natixis Advisors for Core Plus Bond Fund) shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below both (1) a class’ expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a class’ current applicable expense limitation ratio, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended March 31, 2022, the management fees and waivers of management fees for each Fund were as follows:

	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
Fund				Gross	Net
Core Plus Bond Fund	$6,564,337	$—	$6,564,337	0.16%	0.16%
Credit Income Fund	50,759	50,759	—	0.42%	—%
Global Allocation Fund	17,655,883	—	17,655,883	0.73%	0.73%
Growth Fund	34,344,940	—	34,344,940	0.50%	0.50%
Intermediate Duration Bond Fund	467,765	69,966	397,799	0.25%	0.21%
Limited Term Government and Agency Fund	1,526,247	—	1,526,247	0.31%	0.31%

For the six months ended March 31, 2022, class-specific expenses have been reimbursed as follows:

	Reimbursement[1]
Fund	Class A	Class C	Class N	Class Y	Total
Limited Term Government and Agency Fund	$28,604	$2,358	$—	$64,523	$95,485

[1]	Waiver/expense reimbursements are subject to possible recovery until September 30, 2023.

In addition, Loomis Sayles reimbursed non-class specific expenses of Credit Income Fund in the amount of $30,305. Expense reimbursements are subject to possible recovery until September 30, 2023.

For the six months ended March 31, 2022, the advisory administration fees for Core Plus Bond Fund were $6,564,337 (effective rate of 0.16% of average daily net assets).

No expenses were recovered for any of the Funds during the six months ended March 31, 2022 under the terms of the expense limitation agreements.

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Notes to Financial Statements (continued)

March 31, 2022 (Unaudited)

b.  Service and Distribution Fees.  Natixis Distribution, LLC (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trusts.

Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”), and a Distribution and Service Plan relating to each Fund’s Class C shares (the “Class C Plans”).

Under the Class A Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plans, each Fund pays Natixis Distribution a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.

For the six months ended March 31, 2022, the service and distribution fees for each Fund were as follows:

	Service Fees		Distribution Fees
Fund	Class A	Class C	Class C
Core Plus Bond Fund	$853,501	$105,119	$315,356
Credit Income Fund	111	1	4
Global Allocation Fund	907,850	611,779	1,835,338
Growth Fund	2,146,471	147,474	442,421
Intermediate Duration Bond Fund	26,238	449	1,345
Limited Term Government and Agency Fund	327,841	28,547	85,640

For the six months ended March 31, 2022, Natixis Distribution refunded Limited Term Government and Agency Fund $20,054 of prior year Class A service fees paid to Natixis Distribution in excess of amounts subsequently paid to securities dealers or financial intermediaries. Service and distribution fees on the Statements of Operations have been reduced by these amounts.

c.  Administrative Fees.  Natixis Advisors provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.

For the six months ended March 31, 2022, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Core Plus Bond Fund	$1,770,203
Credit Income Fund	5,191
Global Allocation Fund	1,033,964
Growth Fund	2,949,198
Intermediate Duration Bond Fund	80,343
Limited Term Government and Agency Fund	209,817

d.  Sub-Transfer Agent Fees.  Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to

|  104

Notes to Financial Statements (continued)

March 31, 2022 (Unaudited)

Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended March 31, 2022, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Core Plus Bond Fund	$2,724,228
Credit Income Fund	7
Global Allocation Fund	1,606,249
Growth Fund	4,512,920
Intermediate Duration Bond Fund	125,795
Limited Term Government and Agency Fund	254,881

As of March 31, 2022, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Core Plus Bond Fund	$64,147
Global Allocation Fund	63,723
Growth Fund	134,353
Intermediate Duration Bond Fund	2,742
Limited Term Government and Agency Fund	13,381

Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the six months ended March 31, 2022, were as follows:

Fund	Commissions
Core Plus Bond Fund	$13,580
Global Allocation Fund	62,912
Growth Fund	13,994
Limited Term Government and Agency Fund	10,134

f.  Trustees Fees and Expenses.  The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $369,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $210,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee, the chairperson of the Audit Committee and the chairperson of the Governance Committee each receive an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Prior to January 1, 2022, each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $199,000. All other Trustees fees remained unchanged.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles

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Notes to Financial Statements (continued)

March 31, 2022 (Unaudited)

Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

For the six months ended March 31, 2022, net depreciation in the value of participants’ deferral accounts are reflected on the Statements of Operations as a reduction to expenses, as follows:

Fund	Amount
Core Plus Bond Fund	$(40,445)
Global Allocation Fund	(14,096)
Growth Fund	(18,219)
Intermediate Duration Bond Fund	(9,884)
Limited Term Government Agency Fund	(31,375)

Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trusts.

g.  Affiliated Ownership.  As of March 31, 2022, the percentage of each Fund’s net assets owned by affiliates is as follows:

Core Plus Bond Fund	Percentage of Net Assets
Loomis Sayles Employees’ Profit Sharing Retirement Plan	0.13%

Credit Income Fund
Natixis and Affiliates	99.45%
Loomis Sayles Employees	0.04%

Global Allocation Fund
Loomis Sayles Employees’ Profit Sharing Retirement Plan	0.54%

Growth Fund
Loomis Sayles Employees’ Profit Sharing Retirement Plan	0.71%
Loomis Sayles Funded Pension Plan and Trust	0.08%

Intermediate Duration Bond Fund
Loomis Sayles Employees’ Profit Sharing Retirement Plan	1.09%

Limited Term Government and Agency Fund
Loomis Sayles Employees’ Profit Sharing Retirement Plan	0.20%
Loomis Sayles Distribution	0.13%
Natixis Sustainable Future 2015 Fund	0.06%
Natixis Sustainable Future 2020 Fund	0.05%
Natixis Sustainable Future 2025 Fund	0.08%
Natixis Sustainable Future 2030 Fund	0.08%
Natixis Sustainable Future 2035 Fund	0.06%
Natixis Sustainable Future 2040 Fund	0.03%
Natixis Sustainable Future 2045 Fund	0.02%

Investment activities of affiliated shareholders could have material impacts on the Funds.

h.  Reimbursement of Transfer Agent Fees and Expenses.  Natixis Advisors has given a binding contractual undertaking to Credit Income Fund, Intermediate Duration Bond Fund and Limited Term Government and Agency Fund to reimburse any and all transfer agency expenses for the Funds’ Class N shares. This undertaking is in effect through January 31, 2023 and is not subject to recovery under the expense limitation agreement described above.

|  106

Notes to Financial Statements (continued)

March 31, 2022 (Unaudited)

For the six months ended March 31, 2022, Natixis Advisors reimbursed the Funds for transfer agency expenses as follows:

Reimbursement of Transfer Agency Expenses
Fund	Class N
Credit Income Fund	$829
Intermediate Duration Bond Fund	857
Limited Term Government and Agency Fund	1,001

7.  Class-Specific Transfer Agent Fees and Expenses.  Transfer agent fees and expenses attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

For the six months ended March 31, 2022, the Funds incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y
Core Plus Bond Fund	$336,532	$41,484	$7,573	$2,506,062
Credit Income Fund	1,262	14	829	874
Global Allocation Fund	267,585	180,255	2,381	1,197,890
Growth Fund	670,449	45,885	3,312	4,298,461
Intermediate Duration Bond Fund	7,816	135	857	124,771
Limited Term Government and Agency Fund	108,544	8,899	1,001	257,806

8.  Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a $500,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $500,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid certain legal fees in connection with the line of credit agreement, which are being amortized over a period of 364 days and are reflected in legal fees on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

For the six months ended March 31, 2022, Intermediate Duration Bond Fund had an average daily balance on the line of credit (for those days on which there were borrowings) of $2,300,000 at a weighted average interest rate of 1.18%. Interest expense incurred on the line of credit was $75.

9.  Risk.  Global Allocation Fund’s investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Core Plus Bond Fund and Limited Term Government and Agency Fund’s investments in mortgage-related and asset-backed securities are subject to certain risks not associated with investments in other securities. Mortgage-related and asset-backed securities are subject to the risk that unexpected changes in interest rates will have a direct effect on expected maturity. A shortened maturity may result in the reinvestment of prepaid amounts in securities with lower yields than the original obligations. An extended maturity may result in a reduction of a security’s value.

Global markets have experienced periods of high volatility triggered by the Covid-19 pandemic. The impact of this pandemic and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Such effects could impair the Funds’ ability to maintain operational standards, disrupt the operations of the Funds’ service providers, adversely affect the value and liquidity of the Funds’ investments and negatively impact the Funds’ performance.

107  |

Notes to Financial Statements (continued)

March 31, 2022 (Unaudited)

Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region and around the world are impossible to predict, but could be significant and have a severe adverse effect on the region and around the world, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

10.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of March 31, 2022, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

	Number of 5% Account Holders	Percentage of Ownership
Core Plus Bond Fund	1	5.29%
Growth Fund	2	18.91%
Intermediate Duration Bond Fund	3	62.34%

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

11.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended March 31, 2022		Year Ended September 30, 2021
Core Plus Bond Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	6,248,020	$82,691,055	29,816,749	$411,705,864
Issued in connection with the reinvestment of distributions	510,722	6,750,409	1,418,984	19,617,302
Redeemed	(17,253,954)	(226,636,892)	(20,094,174)	(276,883,383)

Net change	(10,495,212)	$(137,195,428)	11,141,559	$154,439,783

Class C
Issued from the sale of shares	177,856	$2,326,419	1,270,632	$17,680,906
Issued in connection with the reinvestment of distributions	52,589	695,373	267,935	3,719,298
Redeemed	(1,539,708)	(20,409,102)	(3,908,443)	(53,805,611)

Net change	(1,309,263)	$(17,387,310)	(2,369,876)	$(32,405,407)

Class N
Issued from the sale of shares	22,825,617	$305,555,378	74,310,781	$1,036,339,256
Issued in connection with the reinvestment of distributions	2,529,274	33,670,862	7,758,533	108,261,976
Redeemed	(39,208,712)	(525,720,488)	(83,980,462)	(1,169,430,230)

Net change	(13,853,821)	$(186,494,248)	(1,911,148)	$(24,828,998)

Class Y
Issued from the sale of shares	50,375,321	$673,218,567	165,904,514	$2,311,069,290
Issued in connection with the reinvestment of distributions	4,388,901	58,414,135	15,514,659	216,562,574
Redeemed	(95,417,369)	(1,271,364,164)	(118,855,676)	(1,651,141,438)
Redeemed in-kind (Note 13)	—	—	(77,281,925)	(1,057,989,549)

Net change	(40,653,147)	$(539,731,462)	(14,718,428)	$(181,499,123)

Decrease from capital share transactions	(66,311,443)	$(880,808,448)	(7,857,893)	$(84,293,745)

|  108

Notes to Financial Statements (continued)

March 31, 2022 (Unaudited)

11.  Capital Shares (continued).

	Six Months Ended March 31, 2022		Year Ended September 30, 2021
Credit Income Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	—	$—	8,583	$87,178
Issued in connection with the reinvestment of distributions	154	1,520	215	2,194

Net change	154	$1,520	8,798	$89,372

Class C
Issued in connection with the reinvestment of distributions	1	$14	2	$20

Net change	1	$14	2	$20

Class N
Issued in connection with the reinvestment of distributions	—	$—	70,365	$717,264
Redeemed	—	—	(136,187)	(1,400,000)

Net change	—	$—	(65,822)	$(682,736)

Class Y
Issued from the sale of shares	5,230	$52,959	1,992	$20,000
Issued in connection with the reinvestment of distributions	114	1,120	63	641
Redeemed	(2,572)	(24,000)	—	—

Net change	2,772	$30,079	2,055	$20,641

Increase (decrease) from capital share transactions	2,927	$31,613	(54,967)	$(572,703)

	Six Months Ended March 31, 2022		Year Ended September 30, 2021
Global Allocation Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	2,842,185	$79,144,283	6,524,893	$180,992,665
Issued in connection with the reinvestment of distributions	1,295,398	36,335,913	920,421	24,308,308
Redeemed	(3,592,248)	(97,330,688)	(6,008,771)	(165,998,676)

Net change	545,335	$18,149,508	1,436,543	$39,302,297

Class C
Issued from the sale of shares	1,191,799	$32,335,603	3,263,944	$88,556,205
Issued in connection with the reinvestment of distributions	1,119,198	30,632,442	874,791	22,762,056
Redeemed	(2,030,478)	(54,152,991)	(5,108,914)	(139,833,825)

Net change	280,519	$8,815,054	(970,179)	$(28,515,564)

Class N
Issued from the sale of shares	1,232,843	$34,584,728	2,841,756	$79,949,134
Issued in connection with the reinvestment of distributions	769,270	21,747,266	538,052	14,290,673
Redeemed	(1,028,410)	(29,078,759)	(1,348,272)	(37,935,362)

Net change	973,703	$27,253,235	2,031,536	$56,304,445

Class Y
Issued from the sale of shares	11,556,748	$321,786,678	28,068,845	$781,608,888
Issued in connection with the reinvestment of distributions	7,072,361	200,006,364	5,159,028	137,075,378
Redeemed	(15,739,021)	(423,612,451)	(20,980,436)	(585,757,015)

Net change	2,890,088	$98,180,591	12,247,437	$332,927,251

Increase from capital share transactions	4,689,645	$152,398,388	14,745,337	$400,018,429

109  |

Notes to Financial Statements (continued)

March 31, 2022 (Unaudited)

11.  Capital Shares (continued).

	Six Months Ended March 31, 2022		Year Ended September 30, 2021
Growth Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	15,392,173	$344,571,892	14,830,602	$336,860,802
Issued in connection with the reinvestment of distributions	2,690,613	64,816,875	2,584,797	55,159,560
Redeemed	(17,521,751)	(399,555,986)	(15,759,091)	(358,878,253)

Net change	561,035	$9,832,781	1,656,308	$33,142,109

Class C
Issued from the sale of shares	301,886	$6,280,983	758,965	$15,406,250
Issued in connection with the reinvestment of distributions	212,100	4,507,128	217,137	4,145,151
Redeemed	(1,159,582)	(24,409,799)	(1,887,469)	(38,343,784)

Net change	(645,596)	$(13,621,688)	(911,367)	$(18,792,383)

Class N
Issued from the sale of shares	12,114,057	$305,038,346	9,306,755	$236,713,241
Issued in connection with the reinvestment of distributions	974,540	25,445,235	791,041	18,170,220
Redeemed	(4,021,308)	(100,956,624)	(4,802,896)	(118,776,438)

Net change	9,067,289	$229,526,957	5,294,900	$136,107,023

Class Y
Issued from the sale of shares	49,568,075	$1,247,729,019	103,087,646	$2,516,764,085
Issued in connection with the reinvestment of distributions	15,751,106	411,103,854	14,341,619	329,570,400
Redeemed	(64,926,511)	(1,655,436,385)	(104,651,246)	(2,564,375,092)

Net change	392,670	$3,396,488	12,778,019	$281,959,393

Increase from capital share transactions	9,375,398	$229,134,538	18,817,860	$432,416,142

	Six Months Ended March 31, 2022		Year Ended September 30, 2021
Intermediate Duration Bond Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	466,154	$4,847,587	391,289	$4,178,504
Issued in connection with the reinvestment of distributions	19,037	196,495	67,348	722,081
Redeemed	(259,022)	(2,702,114)	(295,471)	(3,162,591)

Net change	226,169	$2,341,968	163,166	$1,737,994

Class C
Issued from the sale of shares	25,419	$268,078	33,975	$362,538
Issued in connection with the reinvestment of distributions	199	2,071	1,594	17,157
Redeemed	(23,261)	(244,122)	(66,527)	(713,206)

Net change	2,357	$26,027	(30,958)	$(333,511)

Class N
Issued from the sale of shares	35,117	$360,070	1,919,981	$20,990,656
Issued in connection with the reinvestment of distributions	21,920	225,955	73,626	788,205
Redeemed	(18,939)	(197,089)	(393,996)	(4,192,408)

Net change	38,098	$388,936	1,599,611	$17,586,453

Class Y
Issued from the sale of shares	5,366,239	$55,633,497	10,808,587	$115,946,231
Issued in connection with the reinvestment of distributions	368,308	3,804,621	1,146,148	12,285,740
Redeemed	(8,343,311)	(85,508,340)	(6,495,177)	(69,613,933)

Net change	(2,608,764)	$(26,070,222)	5,459,558	$58,618,038

Increase (decrease) from capital share transactions	(2,342,140)	$(23,313,291)	7,191,377	$77,608,974

|  110

Notes to Financial Statements (continued)

March 31, 2022 (Unaudited)

11.  Capital Shares (continued).

	Six Months Ended March 31, 2022		Year Ended September 30, 2021
Limited Term Government and Agency Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	1,611,108	$18,150,963	4,147,975	$47,644,899
Issued in connection with the reinvestment of distributions	64,024	719,265	142,329	1,632,849
Redeemed	(2,712,057)	(30,504,156)	(4,760,500)	(54,613,007)

Net change	(1,036,925)	$(11,633,928)	(470,196)	$(5,335,259)

Class C
Issued from the sale of shares	223,104	$2,512,656	1,491,979	$17,130,682
Issued in connection with the reinvestment of distributions	1,099	12,374	565	6,501
Redeemed	(582,082)	(6,542,628)	(1,003,816)	(11,516,279)

Net change	(357,879)	$(4,017,598)	488,728	$5,620,904

Class N
Issued from the sale of shares	261,009	$2,950,290	647,112	$7,445,249
Issued in connection with the reinvestment of distributions	5,500	61,970	9,104	104,691
Redeemed	(169,222)	(1,900,447)	(474,940)	(5,474,545)

Net change	97,287	$1,111,813	181,276	$2,075,395

Class Y
Issued from the sale of shares	16,485,364	$185,531,713	31,129,058	$358,564,945
Issued in connection with the reinvestment of distributions	185,080	2,086,554	418,562	4,816,720
Redeemed	(19,786,195)	(223,501,655)	(29,381,773)	(338,427,397)

Net change	(3,115,751)	$(35,883,388)	2,165,847	$24,954,268

Increase (decrease) from capital share transactions	(4,413,268)	$(50,423,101)	2,365,655	$27,315,308

12.  Redemption In-Kind.  In certain circumstances, a Fund may distribute portfolio securities rather than cash as payment for redemption of Fund shares (redemption in-kind). For financial reporting purposes, the Fund will recognize a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; the Fund will recognize a loss if the cost exceeds value. Gains and losses realized on redemptions in-kind are not recognized for tax purposes and are re-classified from realized gain (loss) to paid-in-capital. For the year ended September 30, 2021, Core Plus Bond Fund participated in a redemption in-kind transaction.

111  |

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees.

Item 11. Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There was no change in the Registrant’s internal control over financial reporting that occurred during the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)	(1)	Not applicable.

(a)	(2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

(b)		Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust I

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	May 24, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	May 24, 2022

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer and Principal Financial and Accounting Officer
Date:	May 24, 2022